UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Global Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 10/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

OCTOBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Global Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S.
stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities (MSCI
Europe, Australasia, Far
East Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.63 4.77
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(9.70) (3.25)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
0.02 6.23
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Emerging Markets ex-China Fund
Investment Objective
BlackRock Emerging Markets ex-China Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having developing capital markets (other than China).
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2023, the Fund outperformed its benchmark, the MSCI Emerging Markets ex-China Index.
What factors influenced performance?
From a country perspective, stock selection in Taiwan and Korea as well as overweight exposure to Poland contributed positively to the Fund’s relative performance. In sector terms, positive contributions to performance relative to the benchmark were led by stock selection within information technology, communication services and consumer discretionary. At the individual stock level, the Fund’s positions in Taiwanese networking equipment manufacturer Accton Technology, Taiwanese chip manufacturer Alchip
Technologies, and Brazilian homebuilder Cyrela Brazil Realty were the top contributors to relative performance.
In terms of countries, the largest detractors from relative performance included stock selection in India and Hungary, followed by an underweight to Turkey. In sector terms, selection within consumer staples, materials and energy detracted the most from the Fund’s performance relative to the benchmark. At the individual stock level, the biggest detractors included Hungarian low-cost airline Wizz Air, South African miner AngloGold Ashanti, and South Korean conglomerate Hansol Chemical.
Describe recent portfolio activity.
The biggest increases in terms of the Fund’s country allocations were to India, Philippines and Qatar, while exposure to Taiwan, Korea and Poland was trimmed. In sector terms, the Fund’s largest increase was with respect to its healthcare exposure, followed by additions to consumer staples and financials. Conversely, the Fund trimmed exposure to the materials, information technology and communication services sectors.
The Fund’s cash position was 7.7% at period end and averaged approximately 7.2% over the six-month period. The cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
At period end, the Fund’s largest sector overweights were to the information technology, real estate and consumer staples sectors. The largest underweight exposures were to materials, financials and utilities. On a country basis, the Fund’s largest overweight exposures were to Brazil, Hungary and Indonesia, while the largest underweight allocations were to Taiwan, Saudi Arabia and South Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Total Returns
(a)(b)
Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Institutional .............. 0.19% 3 . 70 % N/A
Investor A ............... 0.10 3 . 50 ( 1 . 93 )%
Class K ................ 0.19 3 . 70 N/A
MSCI Emerging Markets ex-China Index
(d)
.................. (2.11) (0.30) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of issuers located in countries with developing capital markets (other than China), and derivatives with similar economic characteristics.
(c)
The Fund commenced operations on March 29, 2023.
(d)
An index that captures large and mid cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 662 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund Summary
as of October 31, 2023 (continued)

Fund Summary
BlackRock Emerging Markets ex-China Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,001.90 $ 4.33 $ 1,000.00 $ 1,020.81 $ 4.37 0.86%
Investor A ................................ 1,000.00 1,001.00 5.58 1,000.00 1,019.56 5.63 1.11
Class K .................................. 1,000.00 1,001.90 4.08 1,000.00 1,021.06 4.12 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
India ............................................ 16.2%
Taiwan ........................................... 15.7
South Korea ....................................... 14.4
Brazil ............................................ 10.4
Mexico ........................................... 4.4
Indonesia ......................................... 4.4
United States ...................................... 3.3
Thailand .......................................... 3.0
Saudi Arabia ....................................... 2.2
South Africa ....................................... 2.1
Philippines ........................................ 1.9
Hungary .......................................... 1.7
Greece .......................................... 1.6
Malaysia ......................................... 1.5
Poland ........................................... 1.4
United Arab Emirates ................................. 1.3
Kazakhstan ....................................... 1.0
Other
(a)
........................................... 6.0
Short-Term Securities ................................. 7.7
Liabilities in Excess of Other Assets ....................... (0.2)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2023, the Fund underperformed its benchmark, the MSCI All Country World Index.
What factors influenced performance?
The Fund’s positioning in the information technology sector was the primary detractor from performance. Specifically, zero weightings in Nvidia Corp. and Amazon.com, Inc., neither of which qualify for inclusion in the Fund’s Impact Universe, hurt relative performance. Holdings in green energy companies also detracted, as the broader sector was pressured by supply chain disruptions, lackluster demand, and increased borrowing costs in the high-rate environment. These factors contributed to weakness for the Fund’s investments in Orsted A/S, EDP Renovaveis SA, and Brookfield Renewable Partners LP.
On the other hand, positions in the consumer discretionary sector had a positive effect on relative performance. Most notably, the education companies Stride, Inc., Pearson
PLC, and Duolingo, Inc. were among the top contributors after consistently reporting favorable quarterly results.
Describe recent portfolio activity.
As part of the investment adviser’s ongoing effort to identify new areas of impact, it decided to add semiconductor companies to the Fund’s proprietary Impact Universe. The decision was preceded by a thorough debate and review process in line with the investment adviser’s standards. Technological breakthroughs in the chip industry have led to a wide range of efficiency gains across a multitude of sectors, supporting the decision in favor of inclusion. Following this shift, the investment adviser added a new position in ASML NV. The company is a key manufacturer of specialized lithography machines that are indispensable for harnessing the significant gains in resource efficiency made possible by advances in chip design.
The investment adviser also increased the Fund’s existing positions in Pearson and Crown Holdings, Inc. On the other hand, it exited its position in the Danish wind turbine manufacturer Vestas Wind Systems A/S. Given the broader decline in demand for clean energy solutions and the uncertain outlook for the sector, the investment adviser sold the position in order to manage downside risk. In addition, it trimmed positions in Boston Scientific Corp. and PT Bank Rakyat Indonesia Tbk.
Describe portfolio positioning at period end.
The investment adviser continued to search for underappreciated drivers of long-term returns globally, using deep engagements and partnerships with portfolio companies to learn more about their strategic directions and uncover business risks that may arise due to macro events. The investment adviser strove to identify strong links between impact outcomes and company performance and use its engagements to find new ways of advancing impact outcomes.
The investment adviser moved to a more cautious stance in response to shifting economic conditions, elevated market valuations, and weaker consumer sentiment. The investment adviser expects companies are likely to adopt conservative approaches in hiring and spending due to uncertainties in customer behavior and confidence. Higher interest rates are fundamentally reshaping corporate decision-making, particularly in financing, investments and capital allocation. In this vein, the investment adviser retained an overweight to more defensive sectors, including healthcare and utilities, while reducing the Fund’s allocation to industrials. It continued to look for opportunities in the information technology sector, particularly among companies with strong secular growth tailwinds and defensive business models.
The investment adviser’s strategy is focused on businesses that address the world’s significant problems as defined by the United Nations’ Sustainable Development Goals,
while remaining cognizant that current economic climate may pose challenges for these businesses in the short term. The investment adviser maintains deep relationships with portfolio companies in an effort to understand their strategic directions and actively engage with them to advance impact outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2023 (continued)

Fund Summary
BlackRock Global Impact Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (11.52)% (8.34)% N/A (0.94)% N/A
Investor A ............................................................... (11.62) (8.56) (13.36)% (1.20) (2.74)%
Class K ................................................................ (11.44) (8.25) N/A (0.84) N/A
MSCI All Country World Index
(d)
............................................... (1.93) 10.50 N/A 8.65 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(c)
The Fund commenced operations on May 27, 2020.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 884.80 $ 4.03 $ 1,000.00 $ 1,020.86 $ 4.32 0.85%
Investor A ................................ 1,000.00 883.80 5.21 1,000.00 1,019.61 5.58 1.10
Class K .................................. 1,000.00 885.60 3.55 1,000.00 1,021.37 3.81 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 58.0%
United Kingdom ..................................... 8.7
Indonesia ......................................... 4.8
Brazil ............................................ 4.1
Switzerland ........................................ 3.0
Germany ......................................... 2.5
Japan ........................................... 2.3
Australia .......................................... 2.1
Canada .......................................... 2.0
Taiwan ........................................... 1.9
Kazakhstan ....................................... 1.6
Netherlands ....................................... 1.5
Spain ............................................ 1.5
Denmark ......................................... 1.0
Other
(a)
........................................... 1.3
Short-Term Securities ................................. 4.7
Liabilities in Excess of Other Assets ....................... (1.0)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Advantage Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2023, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
The market environment was volatile as early gains mostly eroded over the last few months of the period. Initially, the focus was on China amid weak economic data relative to heightened expectations post-reopening alongside continued weak foreign investor sentiment. Brazil was a standout performer as the country saw a sharp increase in growth expectations and softer inflation data which fueled rate cut expectations. Similarly, India drove gains as United States and European investors continued to see India as an alternative to China. The country benefited from stable economic data while headlines around Adani Group stock price manipulation faded. Later in the period, a strong rally in oil was not enough to offset a broader risk-off sentiment. Concerns over higher-for-longer policy rates became the dominant theme as bond yields continued to rise over inflation concerns and hawkish central bank rhetoric. Although commodities performed well as output cuts by the Organization of the Petroleum Exporting Countries
(“OPEC+”) drove oil prices higher, policy themes ultimately put pressure on emerging market equities with materials, real estate and communication stocks the most notable laggards. Value stocks proved more resilient than growth during the period.
The Fund’s underperformance was driven by macro thematic insights, which incorrectly positioned the portfolio around the shifting market backdrop. Measures designed to evaluate geopolitical risk, country reform potential, and country policy risk all struggled, as highlighted through unsuccessful positioning across stocks in India. Further hindering results, other contrarian macro thematic measures evaluating consensus positioning and broader market exposures and trends drove losses, primarily through an unsuccessful underweight to India. Elsewhere, China-specific measures evaluating job and hiring trends motivated incorrect positioning around onshore and offshore companies.
Lastly, select measures related to environmental, social and governance factors also struggled in the period. Most notably, productivity-related human capital measures designed to evaluate employee satisfaction and employee turnover as well as environmentally focused efficiency-related insights ran against the prevailing market style preference. The Fund held derivatives during the reporting period such as future’s contracts. The Fund’s use of derivatives marginally detracted from performance.
Select sentiment and fundamental stock selection measures proved supportive of performance. Consensus sentiment insights tracking broader market exposure motivated a successful overweight to electronic equipment component companies which benefited from investor excitement over new developments in artificial intelligence. Select sentiment measures evaluating data from China provided ballast as well. Specifically, text-based insights evaluating Chinese broker sentiment as well as measures evaluating both broker and custodian flows helped correctly position the portfolio within the Chinese industrials sector.
Elsewhere, fundamental measures also contributed to performance, benefiting from the move higher in interest rates that broadly rewarded value stocks. Traditional valuation insights tracking company sales, cash flow and other financial statement metrics all performed well.
Describe recent portfolio activity.
Over the course of the reporting period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund developed a new insight to identify firms that are leading the market in development, deployment and monetization of AI capabilities. This included capturing hiring trends for skills associated with AI as well as executive comments highlighting AI capabilities over the past several years.
Additionally, the Fund developed a new insight capturing trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period with largely neutral positioning from a sector and country perspective. The Fund had slight overweight positions in the information technology and health care sectors, and maintained slight underweights in financials and communication services. From a geographical perspective, the
Fund had a slight overweight to Taiwan and maintained a slight underweight to Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2023 (continued)

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (5.20)% 11.09% N/A (3.98)% N/A
Investor A ............................................................... (5.40) 10.69 4.88% (4.25) (5.85)%
Class K ................................................................ (5.18) 11.15 N/A (3.94) N/A
MSCI Emerging Markets Index
(d)
.............................................. (4.78) 10.80 N/A (3.40) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 948.00 $ 4.21 $ 1,000.00 $ 1,020.81 $ 4.37 0.86%
Investor A ................................ 1,000.00 946.00 5.43 1,000.00 1,019.56 5.63 1.11
Class K .................................. 1,000.00 948.20 3.97 1,000.00 1,021.06 4.12 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 30.5%
Taiwan ........................................... 17.3
India ............................................ 12.9
South Korea ....................................... 9.1
Brazil ............................................ 6.8
Thailand .......................................... 4.1
Malaysia ......................................... 4.0
Saudi Arabia ....................................... 3.0
Poland ........................................... 2.4
Chile ............................................ 1.8
Kuwait ........................................... 1.7
Other
(a)
........................................... 4.1
Short-Term Securities ................................. 3.2
Liabilities in Excess of Other Assets ....................... (0.9)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Global Equity Fund
Investment Objective
BlackRock Sustainable Advantage Global Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(06/21/23)
(a)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 950.00 $ 2.52 $ 1,000.00 $ 1,021.57 $ 3.61 0.71%
Investor A ................................ 1,000.00 949.00 3.40 1,000.00 1,020.31 4.88 0.96
Class K .................................. 1,000.00 950.00 2.34 1,000.00 1,021.82 3.35 0.66
(a)
Commencement of operations.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 133/366 for actual expenses and 184/366 for hypothetical expenses (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 65.9%
Japan ........................................... 5.6
China ............................................ 3.6
Germany ......................................... 2.9
Canada .......................................... 2.4
Switzerland ........................................ 2.1
United Kingdom ..................................... 1.9
Australia .......................................... 1.7
Netherlands ....................................... 1.4
France ........................................... 1.4
Italy ............................................. 1.2
Denmark ......................................... 1.1
Brazil ............................................ 1.0
Other
(a)
........................................... 4.7
Short-Term Securities ................................. 2.2
Other Assets Less Liabilities ............................ 0.9
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to Schedule of Investments for such countries.

Fund Summary
as of October 31, 2023

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Investment Objective
BlackRock Sustainable Advantage International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2023, the Fund outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
The market environment was volatile as early gains mostly eroded over the last few months of the period. Initially, the market was able to shrug off concerns around the banking crisis in March and April 2023 due to broader excitement around artificial intelligence (“AI”) and technology stocks. This ultimately drove markets to fresh highs in July
2023, before correcting into period-end. Persistently high inflation, led by wage growth, ran against the prevailing “soft-landing” narrative as the market began to reevaluate the impact of “higher-for-longer” interest rates with policy makers reiterating a hawkish stance. This led to a rotation in market leadership in the third quarter of 2023, following a path similar to that seen in 2022 as both stocks and bonds declined. Amid the sharp rise in longer-term rates, value stock performance proved more resilient relative to growth.
Fundamental measures drove positive contributions to the Fund’s performance for the period, with valuation insights benefiting from the move higher in rates. More traditional measures of valuation performed best, such as comparing stocks across sales, earnings yield, and research and development expenditures. These, alongside macro thematic measures designed to capture expectations with respect to the Bank of Japan, helped to motivate successful stock selection across domestically oriented Japanese stocks that were most exposed to expected policy normalization.
Elsewhere within fundamental stock selection insights, contrarian quality-related measures that evaluate the sustainability of earnings and financial stability performed well.
This was most observable through a negative stance towards expensive information technology stocks. As these stocks struggled during the summer months with the retreat of the AI trade, the Fund benefited through an underweight to select technology companies.
Lastly, sentiment insights were also broadly additive led by gains from insights capturing the positioning of informed investors. Other text-based measures designed to track analyst views also contributed, as evidenced through a successful underweight across select consumer staples companies.
Conversely, nontraditional quality insights, such as measures related to environmental, social and governance factors, detracted amid the prevailing market style preference.
Insights designed to evaluate company controversies proved overly conservative through an underweight to the materials sector. Environmental insights measuring green patent issuance and input efficiency as well as human capital measures tracking employee satisfaction were also challenged.
Performance from macro thematic insights was mixed. While insights evaluating policy normalization did well, other measures designed to evaluate news flow around the health benefits of GLP-1 weight loss drugs struggled.
Describe recent portfolio activity.
Over the course of the reporting period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund developed a new insight to identify firms that are leading the market in development, deployment and monetization of AI capabilities. This included capturing hiring trends for skills associated with AI as well as executive comments highlighting AI capabilities over the past several years.
Additionally, the Fund developed a new insight capturing trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period with largely neutral positioning from a sector and country perspective. The Fund had slight overweight positions in the communication services and industrials sectors, and maintained slight underweights in materials and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (6.17)% 17.24% N/A 4.59% N/A
Investor A ............................................................... (6.24) 16.97 10.83% 4.35 2.61%
Class K ................................................................ (6.16) 17.30 N/A 4.64 N/A
MSCI EAFE Index
(d)
........................................................ (7.88) 14.40 N/A 3.24 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 938.30 $ 2.44 $ 1,000.00 $ 1,022.62 $ 2.54 0.50%
Investor A ................................ 1,000.00 937.60 3.65 1,000.00 1,021.37 3.81 0.75
Class K .................................. 1,000.00 938.40 2.19 1,000.00 1,022.87 2.29 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22.6%
United Kingdom ..................................... 12.0
Germany ......................................... 9.1
France ........................................... 8.5
United States ...................................... 8.2
Australia .......................................... 6.8
Switzerland ........................................ 5.7
Netherlands ....................................... 5.4
Denmark ......................................... 4.1
Spain ............................................ 3.6
Sweden .......................................... 2.0
Italy ............................................. 2.0
Hong Kong ........................................ 1.7
Norway .......................................... 1.7
Belgium .......................................... 1.0
Other
(a)
........................................... 4.6
Short-Term Securities ................................. 2.2
Liabilities in Excess of Other Assets ....................... (1.2)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2023

Fund Summary
BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month reporting period ended October 31, 2023, all of the Fund’s share classes outperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury
Bond Index/25% MSCI All Country World Index (“ACWI”)) and its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Directional short duration positions in the United States, Germany, and Japan, which were held through the Fund’s discretionary macro process, were strong positive contributors. (Duration is a measure of interest rate sensitivity; a short position rises in value when the price of the underlying investment falls. A short duration position therefore adds value as bond yields rise and prices decline). The Fund’s relative value equity strategy contributed to performance as well. A long position in U.S. equities versus Germany and South Korea helped performance in the early part of the reporting period. Later, long positions in Italy and Taiwan against South Korea made an additional contribution.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was a positive contributor to Fund performance given the increase in yields over the period.
The relative value interest rate strategy detracted from performance. Much of the effect occurred late in the period when the Fund was hurt by being short in Europe’s bond market versus the rest of the world. During this time, European bonds did not decline to the same extent as other developed markets, particularly the United States. Currency positioning detracted as the Fund was short in the U.S. dollar against a basket of developed market currencies. The dollar rallied on the strength of the higher yields in the
United States compared with the rest of the world.
Equity industry positioning also detracted as the Fund’s value tilt did not fully capture the strong outperformance for the growth style. The investment adviser used derivatives as an efficient means to take active views on interest rates, equity indices, and currencies. Derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts. These exposures made up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments marginally contributed to results.
Describe recent portfolio activity.
The Fund maintained a relatively muted directional equity positioning and a net short duration stance. The Fund held a long position in U.S. value stocks throughout the period on the belief that companies in the category would benefit from the rising-rate environment.
In terms of relative value positions in equities, the Fund decreased its significant long position in the United States versus other developed markets. In addition, it moved to a short position in Japan. In Europe, the Fund shifted to long positions in Italy and Spain versus short positions in France, Germany, and Sweden based on divergences in the countries’ respective growth outlooks. The Fund maintained a large short position in South Korea given poor investment flows and the country’s muted growth prospects.
Within bonds, the Fund was positioned long in U.S. Treasuries versus Europe (primarily Germany, Sweden, and the United Kingdom) at the start of the period. It subsequently shifted to favor the emerging markets versus the Eurozone given that the early rate-hiking cycles in the emerging markets had proven to be fairly successful in combating inflation. Late in the period, the Fund added a short position in long-dated U.S. bonds. The Fund maintained directional short duration positions in Germany and Japan at the end of October 2023.
Describe portfolio positioning at period end.
The Fund was positioned slightly net long equities and short duration. The Fund held a directional long in U.S. value stocks. Within developed market equities, the Fund was long in Italy, Australia, and Spain and short in France, Switzerland and the United Kingdom. The Fund also held directional duration short positions in long U.S. Treasuries, short- and intermediate-term German bonds, and intermediate-term Japanese government bonds. In addition, it was long in the United Kingdom against shorts in Germany,
Switzerland, and Canada on the belief that yield curves in the countries in which it was short would steepen (i.e., that long-term bonds would underperform). The Fund was also long emerging market bonds. It maintained a short position in the U.S. dollar versus a basket of developed market currencies given overseas central banks’ greater focus on fighting inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.69% 8.95% N/A 3.63% N/A 3.69% N/A
Service ........................................ 4.52 8.68 N/A 3.35 N/A 3.39 N/A
Investor A ....................................... 4.57 8.66 2.96% 3.34 2.23% 3.38 2.82%
Investor C ....................................... 4.12 7.84 6.84 2.58 2.58 2.80 2.80
Class K ........................................ 4.80 9.14 N/A 3.77 N/A 3.68 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index
(c)
........... 0.17 2.89 N/A 1.07 N/A 0.82 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(d)
.............. 2.63 4.77 N/A 1.78 N/A 1.16 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI
All Country World Index
(e)
........................... (0.27) 4.94 N/A 2.94 N/A 2.49 N/A
MSCI All Country World Index
(f)
....................... (1.93) 10.50 N/A 7.47 N/A 6.81 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns prior to January 29, 2016 were the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.
(c)
A sub-index of the Bloomberg U.S. Treasury Index, which measures U.S. dollar denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
(e)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(05/01/23)
Ending
Account
Value
(10/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(05/01/23)
Ending
Account
Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,046.90 $ 4.17 $ 4.12 $ 1,000.00 $ 1,021.06 $ 4.12 $ 1,021.11 $ 4.06 0.81% 0.80%
Service ...... 1,000.00 1,045.20 5.45 5.35 1,000.00 1,019.81 5.38 1,019.91 5.28 1.06 1.04
Investor A ..... 1,000.00 1,045.70 5.55 5.50 1,000.00 1,019.71 5.48 1,019.76 5.43 1.08 1.07
Investor C ..... 1,000.00 1,041.20 9.18 9.13 1,000.00 1,016.14 9.07 1,016.19 9.02 1.79 1.78
Class K ...... 1,000.00 1,048.00 3.45 3.40 1,000.00 1,021.77 3.40 1,021.82 3.35 0.67 0.66
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Fund Summary
as of October 31, 2023 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Portfolio Information
TEN LARGEST HOLDINGS
— %
Security
(a)
Percent of
Net Assets
—
Microsoft Corp. ................................... 3.9%
Apple, Inc. ...................................... 3.2
Amazon.com, Inc. ................................. 1.7
NVIDIA Corp. .................................... 1.4
Procter & Gamble Co. (The) .......................... 1.3
Alphabet, Inc., Class A .............................. 1.0
Eli Lilly & Co. .................................... 1.0
Meta Platforms, Inc., Class A .......................... 0.9
Berkshire Hathaway, Inc., Class B ...................... 0.9
Alphabet, Inc., Class C .............................. 0.9
—
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks ................................... 69.7%
U.S. Treasury Obligations ............................. 17.7
Money Market Funds ................................ 1.1
Preferred Securities ................................. 0.1
Warrants ........................................ 0.0
(b)
Rights .......................................... 0 . 0
(b)
Asset-Backed Securities .............................. —
Other Interests .................................... —
Other Assets Less Liabilities ........................... 11.4
(a)
Excludes short-term investments.
(b)
Represents less than 0.1% of the Fund's net assets.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 0.6%
Erste Group Bank AG ........... 876 $ 31,369
Brazil — 9.1%
Ambev SA .................. 21,816 55,560
Arezzo Industria e Comercio SA .... 3,458 40,062
B3 SA - Brasil Bolsa Balcao ....... 26,447 58,488
CCR SA .................... 7,789 18,585
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 6,198 22,116
Ez Tec Empreendimentos e
Participacoes S/A ........... 4,844 13,826
Grupo De Moda Soma SA ........ 22,686 23,848
Hapvida Participacoes e Investimentos
SA
(a)(b)(c)
.................. 56,416 41,290
Localiza Rent a Car SA
(a)
........ 2,567 25,961
Lojas Renner SA .............. 14,211 34,726
Pagseguro Digital Ltd., Class A
(a)
... 3,049 21,526
Petroleo Brasileiro SA, ADR ...... 2,770 41,550
Rumo SA ................... 6,126 27,083
Sendas Distribuidora SA ......... 17,738 38,349
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA ... 7,040 10,975
473,945
Burkina Faso — 0.4%
Endeavour Mining plc ........... 1,036 21,194
Canada — 0.3%
Barrick Gold Corp. ............. 1,026 16,395
Colombia — 0.6%
Ecopetrol SA, ADR ............. 2,503 29,560
Czech Republic — 0.4%
Komercni Banka A/S ........... 738 21,630
Greece — 1.6%
National Bank of Greece SA
(a)
..... 2,772 15,876
OPAP SA, Class R ............. 2,282 38,653
Piraeus Financial Holdings SA
(a)
.... 9,231 27,362
81,891
Hungary — 1.7%
MOL Hungarian Oil & Gas plc ..... 3,170 25,223
OTP Bank Nyrt. ............... 722 26,873
Richter Gedeon Nyrt. ........... 1,614 37,844
89,940
India — 16.2%
Axis Bank Ltd., GDR
(c)
.......... 2,081 121,114
Dr Reddy's Laboratories Ltd., ADR .. 996 64,869
HDFC Bank Ltd., ADR .......... 1,521 86,013
ICICI Bank Ltd., ADR ........... 6,687 148,385
Infosys Ltd., ADR .............. 4,959 81,427
Larsen & Toubro Ltd., GDR
(c)
...... 2,600 91,520
Mahindra & Mahindra Ltd., GDR
(c)
... 6,057 107,209
Reliance Industries Ltd., GDR
(b)
.... 2,572 140,529
841,066
Indonesia — 4.4%
Astra International Tbk. PT ....... 117,500 42,744
Bank Central Asia Tbk. PT ........ 87,100 47,985
Bank Mandiri Persero Tbk. PT ..... 96,600 34,511
Bank Negara Indonesia Persero Tbk.
PT ..................... 63,000 19,012
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 136,000 42,525
Security
Shares
Shares Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk. PT 18,200 $ 11,858
Telkom Indonesia Persero Tbk. PT .. 125,400 27,490
226,125
Kazakhstan — 1.0%
Kaspi.KZ JSC, GDR
(c)
........... 597 53,969
Malaysia — 1.5%
Hartalega Holdings Bhd.
(a)
........ 32,500 14,121
Malayan Banking Bhd. .......... 17,000 32,190
Public Bank Bhd. .............. 36,900 32,229
78,540
Mexico — 4.4%
Fibra Uno Administracion SA de CV . 15,210 23,124
Fomento Economico Mexicano SAB de
CV, ADR ................. 490 55,571
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 1,653 12,672
Grupo Aeroportuario del Pacifico SAB
de CV, ADR ............... 197 22,937
Grupo Financiero Banorte SAB de CV,
Class O .................. 5,039 40,820
Vista Energy SAB de CV, ADR
(a)
.... 586 15,951
Wal-Mart de Mexico SAB de CV .... 15,637 56,029
227,104
Panama — 0.2%
Copa Holdings SA, Class A ....... 130 10,615
Peru — 0.7%
Credicorp Ltd. ................ 277 34,614
Philippines — 1.9%
Ayala Land, Inc. ............... 60,600 29,818
BDO Unibank, Inc. ............. 12,660 28,498
Bloomberry Resorts Corp.
(a)
....... 55,500 8,911
International Container Terminal
Services, Inc. .............. 2,910 10,310
Jollibee Foods Corp. ........... 2,550 9,218
Metropolitan Bank & Trust Co. ..... 10,900 10,047
96,802
Poland — 1.4%
ORLEN SA .................. 1,684 26,630
Powszechny Zaklad Ubezpieczen SA 4,061 45,954
72,584
Qatar — 0.8%
Qatar National Bank QPSC ....... 10,539 43,039
Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co. .... 3,697 12,846
Almarai Co. JSC .............. 849 12,650
Riyadh Cables Group Co. ........ 1,019 19,916
Saudi Basic Industries Corp. ...... 1,739 35,735
Saudi National Bank (The) ........ 1,401 12,536
Yanbu National Petrochemical Co. .. 2,172 21,953
115,636
Singapore — 0.4%
Jardine Cycle & Carriage Ltd. ..... 1,100 22,660
South Africa — 2.1%
Absa Group Ltd. .............. 3,522 32,137
Bid Corp. Ltd. ................ 1,540 32,671
Foschini Group Ltd. (The) ........ 2,809 15,195
Gold Fields Ltd. ............... 2,216 29,233

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Africa (continued)
Gold Fields Ltd., ADR ........... 155 $ 2,018
111,254
South Korea — 13.4%
Hansol Chemical Co. Ltd. ........ 300 33,479
Hyundai Mobis Co. Ltd. .......... 302 46,769
JYP Entertainment Corp. ......... 293 22,303
KT Corp. ................... 1,077 26,055
Orion Corp. .................. 271 23,985
Samsung Electro-Mechanics Co. Ltd. 295 27,276
Samsung Electronics Co. Ltd. ..... 6,487 322,890
Samsung Electronics Co. Ltd., GDR
(b)(c)
22 27,510
Samsung SDI Co. Ltd. .......... 122 38,629
SK Hynix, Inc. ................ 1,203 104,471
S-Oil Corp. .................. 478 23,591
696,958
Switzerland — 0.7%
Wizz Air Holdings plc
(a)(b)(c)
........ 1,974 37,212
Taiwan — 15.7%
Accton Technology Corp. ........ 5,000 77,471
Delta Electronics, Inc. ........... 8,000 72,095
Giant Manufacturing Co. Ltd. ...... 2,000 10,113
Hiwin Technologies Corp. ........ 3,000 18,180
Lite-On Technology Corp. ........ 3,000 9,341
Lotes Co. Ltd. ................ 2,000 51,072
President Chain Store Corp. ...... 6,000 47,726
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 29,000 473,643
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 292 25,203
Yageo Corp. ................. 2,000 32,607
817,451
Thailand — 3.0%
Advanced Info Service PCL, NVDR .. 7,100 43,487
Bangkok Bank PCL, NVDR ....... 5,700 24,978
Bangkok Dusit Medical Services PCL,
NVDR ................... 32,200 23,737
CP ALL PCL, NVDR ............ 14,400 22,131
Land & Houses PCL, NVDR ...... 88,300 18,549
Thai Beverage PCL ............ 51,300 20,262
153,144
Turkey — 0.4%
Eldorado Gold Corp.
(a)
.......... 2,067 22,355
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC . 2,890 6,318
Aldar Properties PJSC .......... 390 552
Borouge plc ................. 26,767 18,292
Emaar Properties PJSC ......... 22,143 40,340
65,502
United Kingdom — 0.5%
Anglogold Ashanti plc ........... 644 11,489
Anglogold Ashanti plc ........... 874 16,133
27,622
United States — 3.3%
Cognizant Technology Solutions Corp.,
Class A .................. 1,685 108,632
EPAM Systems, Inc.
(a)
........... 146 31,765
Security
Shares
Shares Value
United States (continued)
Globant SA
(a)
................. 196 $ 33,377
173,774
Total Common Stocks — 90.2%
(Cost: $4,778,860) .............................. 4,693,950
Preferred Securities
Preferred Stocks — 2.3%
Brazil — 1.3%
Banco Bradesco SA ............ 23,511 65,596
South Korea — 1.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 1,329 53,060
Total Preferred Stocks — 2.3%
(Cost: $116,106) ................................ 118,656
Rights
Brazil — 0.0%
Localiza Rent a Car SA(Expires
11/10/23, Strike Price BRL 47.13)
(a)
18 19
Total Rights — 0.0%
(Cost: $0) .................................... 19
Total Long-Term Investments — 92.5%
(Cost: $4,894,966) .............................. 4,812,625
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.24%
(d)(e)
.... 398,453 398,453
Total Short-Term Securities — 7.7%
(Cost: $398,453) ................................ 398,453
Total Investments — 100.2%
(Cost: $5,293,419) .............................. 5,211,078
Liabilities in Excess of Other Assets — (0.2)% ............ (11,499)
Net Assets — 100.0% .............................. $ 5,199,579

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 340,604 $ 57,849
(a)
$ — $ — $ — $ 398,453 398,453 $ 9,806 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 5 11/30/23 $ 192 $ (2,521)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,521 $ — $ — $ — $ 2,521
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,006 $ — $ — $ — $ 3,006
Swaps .............................. — — (5,615) — — — (5,615)
$ — $ — $ (2,609) $ — $ — $ — $ (2,609)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (5,990) $ — $ — $ — $ (5,990)
Swaps .............................. — — 598 — — — 598
$ — $ — $ (5,392) $ — $ — $ — $ (5,392)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 195,025
Total return swaps
Average notional value ............................................................................................... $ 11,400

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 31,369 $ — $ 31,369
Brazil ............................................... 473,945 — — 473,945
Burkina Faso .......................................... 21,194 — — 21,194
Canada ............................................. 16,395 — — 16,395
Colombia ............................................ 29,560 — — 29,560
Czech Republic ........................................ — 21,630 — 21,630
Greece .............................................. — 81,891 — 81,891
Hungary ............................................. 63,067 26,873 — 89,940
India ............................................... 700,537 140,529 — 841,066
Indonesia ............................................ 11,858 214,267 — 226,125
Kazakhstan ........................................... 53,969 — — 53,969
Malaysia ............................................. — 78,540 — 78,540
Mexico .............................................. 227,104 — — 227,104
Panama ............................................. 10,615 — — 10,615
Peru ................................................ 34,614 — — 34,614
Philippines ........................................... 18,958 77,844 — 96,802
Poland .............................................. — 72,584 — 72,584
Qatar ............................................... 43,039 — — 43,039
Saudi Arabia .......................................... 12,650 102,986 — 115,636
Singapore ............................................ — 22,660 — 22,660
South Africa ........................................... 34,689 76,565 — 111,254
South Korea .......................................... — 696,958 — 696,958
Switzerland ........................................... — 37,212 — 37,212
Taiwan .............................................. 25,203 792,248 — 817,451
Thailand ............................................. — 153,144 — 153,144
Turkey .............................................. 22,355 — — 22,355
United Arab Emirates .................................... 25,162 40,340 — 65,502
United Kingdom ........................................ 11,489 16,133 — 27,622
United States .......................................... 173,774 — — 173,774
Preferred Securities
Brazil ............................................... 65,596 — — 65,596
South Korea .......................................... — 53,060 — 53,060
Rights ................................................ 19 — — 19
Short-Term Securities
Money Market Funds ...................................... 398,453 — — 398,453
$ 2,474,245 $ 2,736,833 $ — $ 5,211,078
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (2,521) $ — $ (2,521)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Global Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 2.1%
APM Human Services International Ltd. 82,506 $ 109,680
Brambles Ltd. ................ 5,868 48,973
158,653
Brazil — 4.1%
MercadoLibre, Inc.
(a)
............ 139 172,463
Sendas Distribuidora SA ......... 65,162 140,877
313,340
Canada — 2.0%
North West Co., Inc. (The) ........ 5,974 152,328
Denmark — 1.0%
Orsted A/S
(b) (c)
................ 1,583 76,489
Germany — 2.5%
Infineon Technologies AG ........ 1,224 35,753
LEG Immobilien SE
(a)
........... 1,561 97,581
Vonovia SE .................. 2,515 57,900
191,234
India — 0.6%
Bandhan Bank Ltd.
(b) (c)
.......... 18,457 47,526
Indonesia — 4.8%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 859,200 268,658
Dayamitra Telekomunikasi PT ..... 2,501,800 97,646
366,304
Italy — 0.4%
Stevanato Group SpA ........... 1,148 32,087
Japan — 2.3%
Daikin Industries Ltd. ........... 300 43,254
Nidec Corp. ................. 500 18,340
Recruit Holdings Co. Ltd. ........ 3,900 111,824
173,418
Kazakhstan — 1.6%
Kaspi.KZ JSC, GDR
(c)
........... 1,316 118,966
Netherlands — 1.5%
ASML Holding NV ............. 193 116,016
South Korea — 0.3%
Samsung SDI Co. Ltd. .......... 69 21,848
Spain — 1.5%
EDP Renovaveis SA ............ 7,007 112,721
Switzerland — 3.0%
DSM-Firmenich AG ............ 888 80,502
Landis+Gyr Group AG .......... 2,050 152,094
232,596
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 9,000 146,993
United Kingdom — 8.7%
Halma plc ................... 5,149 115,793
Pearson plc ................. 17,530 202,923
RELX plc ................... 5,202 181,694
Wise plc, Class A
(a)
............. 19,581 159,149
659,559
United States — 58.0%
Advanced Drainage Systems, Inc. .. 468 49,996
Aptiv plc
(a)
................... 1,007 87,810
Security
Shares
Shares Value
United States (continued)
Autodesk, Inc.
(a)
............... 786 $ 155,337
AZEK Co., Inc. (The), Class A
(a)
.... 2,955 77,421
Block, Inc., Class A
(a)
........... 1,288 51,842
Boston Scientific Corp.
(a)
......... 3,145 160,993
Brookfield Renewable Corp., Class A 4,739 107,817
Clean Harbors, Inc.
(a)
........... 986 151,519
Crown Holdings, Inc. ........... 2,637 212,542
Danaher Corp. ............... 687 131,918
Dexcom, Inc.
(a)
............... 459 40,773
Duolingo, Inc., Class A
(a)
......... 495 72,295
Encompass Health Corp. ........ 2,016 126,121
Etsy, Inc.
(a)
.................. 1,050 65,415
Exact Sciences Corp.
(a)
.......... 1,390 85,610
Grand Canyon Education, Inc.
(a)
.... 1,111 131,465
Grocery Outlet Holding Corp.
(a)
..... 1,758 48,644
Hologic, Inc.
(a)
................ 1,694 112,092
ICF International, Inc. ........... 2,098 265,879
Inspire Medical Systems, Inc.
(a)
.... 167 24,576
Instructure Holdings, Inc.
(a)
....... 6,854 168,814
Intuit, Inc. ................... 106 52,465
Jack Henry & Associates, Inc. ..... 263 37,080
NextEra Energy, Inc. ........... 2,196 128,027
Okta, Inc., Class A
(a)
............ 899 60,602
Pacific Biosciences of California, Inc.
(a)
10,050 62,109
Palo Alto Networks, Inc.
(a) (d)
....... 335 81,412
Quanta Services, Inc. ........... 541 90,412
Royalty Pharma plc, Class A ...... 7,380 198,301
Schneider Electric SE ........... 937 144,164
STERIS plc .................. 790 165,884
Stride, Inc.
(a)
................. 4,276 235,094
Tesla, Inc.
(a)
.................. 462 92,788
Trane Technologies plc .......... 489 93,062
Trimble, Inc.
(a)
................ 2,692 126,874
Veeva Systems, Inc., Class A
(a)
.... 1,041 200,611
Veralto Corp.
(a)
............... 229 15,801
Vertex Pharmaceuticals, Inc.
(a)
..... 146 52,868
Zoetis, Inc., Class A ............ 841 132,037
Zurn Elkay Water Solutions Corp. ... 4,677 123,753
4,422,223
Total Long-Term Investments — 96.3%
(Cost: $ 7,617,994 ) .............................. 7,342,301
Short-Term Securities
Money Market Funds — 4.7%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.24% ...... 281,298 281,298
SL Liquidity Series, LLC, Money Market
Series , 5.53%
(g)
............. 73,021 73,050
Total Short-Term Securities — 4 .7%
(Cost: $ 354,348 ) ................................ 354,348
Total Investments — 101.0%
(Cost: $ 7,972,342 ) .............................. 7,696,649
Liabilities in Excess of Other Assets — (1.0) % ............ (77,611)
Net Assets — 100.0% .............................. $ 7,619,038

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Impact Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 337,374 $ — $ (56,076)
(a)
$ — $ — $ 281,298 281,298 $ 6,699 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 209,097 — (136,108)
(a)
80 (19) 73,050 73,021 80
(b)
—
$ 80 $ (19) $ 354,348 $ 6,779 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Impact Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 158,653 $ — $ 158,653
Brazil ............................................... 313,340 — — 313,340
Canada ............................................. 152,328 — — 152,328
Denmark ............................................. — 76,489 — 76,489
Germany ............................................ — 191,234 — 191,234
India ............................................... — 47,526 — 47,526
Indonesia ............................................ 97,646 268,658 — 366,304
Italy ................................................ 32,087 — — 32,087
Japan ............................................... — 173,418 — 173,418
Kazakhstan ........................................... 118,966 — — 118,966
Netherlands ........................................... — 116,016 — 116,016
South Korea .......................................... — 21,848 — 21,848
Spain ............................................... — 112,721 — 112,721
Switzerland ........................................... — 232,596 — 232,596
Taiwan .............................................. — 146,993 — 146,993
United Kingdom ........................................ — 659,559 — 659,559
United States .......................................... 4,278,059 144,164 — 4,422,223
Short-Term Securities
Money Market Funds ...................................... 281,298 — — 281,298
$ 5,273,724 $ 2,349,875 $ — $ 7,623,599
Investments valued at NAV
(a)
...................................... 73,050
$ 7,696,649
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 6.2%
Ambev SA .................. 33,863 $ 86,240
B3 SA - Brasil Bolsa Balcao ....... 37,479 82,886
CCR SA .................... 30,077 71,766
Cielo SA .................... 47,261 33,278
Cogna Educacao SA
(a)
.......... 43,661 20,784
CPFL Energia SA .............. 7,521 49,988
EcoRodovias Infraestrutura e Logistica
SA ..................... 33,985 47,320
Lojas Renner SA .............. 21,337 52,139
Natura & Co. Holding SA
(a)
....... 24,323 61,655
Ultrapar Participacoes SA ........ 1,563 6,321
Ultrapar Participacoes SA, ADR .... 10,221 40,986
XP, Inc., Class A .............. 1,348 26,960
YDUQS Participacoes SA ........ 2,846 10,025
590,348
Chile — 1.8%
Empresas CMPC SA ........... 28,043 50,133
Empresas Copec SA ........... 1,357 8,983
Enel Americas SA
(a)
............ 692,420 71,189
Falabella SA
(a)
................ 22,636 46,111
176,416
China — 30.5%
3SBio, Inc.
(b)(c)
................ 86,000 76,509
Alibaba Group Holding Ltd.
(a)
...... 27,992 288,180
Baidu, Inc., Class A
(a)
........... 3,478 45,662
BOE Technology Group Co. Ltd., Class
A ...................... 142,400 76,073
Bosideng International Holdings Ltd. . 46,000 18,162
BYD Co. Ltd., Class A ........... 2,266 73,694
BYD Co. Ltd., Class H .......... 1,500 45,615
China Construction Bank Corp., Class
H ...................... 79,000 44,679
China Life Insurance Co. Ltd., Class H 15,000 20,316
China Medical System Holdings Ltd. . 29,000 46,374
China Merchants Bank Co. Ltd., Class
H ...................... 13,500 51,210
China Resources Gas Group Ltd. ... 1,500 4,434
China Vanke Co. Ltd., Class H ..... 24,400 22,828
CMOC Group Ltd., Class H ....... 117,000 69,780
ENN Energy Holdings Ltd. ........ 6,500 49,238
Ganfeng Lithium Group Co. Ltd., Class
A ...................... 390 2,355
Ganfeng Lithium Group Co. Ltd., Class
H
(b)(c)
.................... 560 2,011
Geely Automobile Holdings Ltd. .... 9,000 10,218
Goldwind Science & Technology Co.
Ltd., Class A ............... 361 433
Goldwind Science & Technology Co.
Ltd., Class H ............... 143,600 68,515
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 14,553 67,275
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(c)
............ 12,300 69,117
JD.com, Inc., Class A ........... 7,606 96,696
Kingdee International Software Group
Co. Ltd.
(a)
................. 18,000 23,884
Kweichow Moutai Co. Ltd., Class A .. 400 91,817
Lenovo Group Ltd. ............. 70,000 81,461
Li Auto, Inc., Class A
(a)
.......... 1,700 28,753
Li Auto, Inc., ADR
(a)(d)
........... 1,779 60,148
LONGi Green Energy Technology Co.
Ltd., Class A ............... 760 2,500
Meituan, Class B
(a)(b)(c)
........... 12,310 174,494
Security
Shares
Shares Value
China (continued)
NetEase, Inc. ................ 5,970 $ 127,767
NIO, Inc., ADR
(a)
.............. 1,960 14,308
PDD Holdings, Inc., ADR
(a)
....... 230 23,327
PetroChina Co. Ltd., Class A ...... 70,100 68,057
Ping An Insurance Group Co. of China
Ltd., Class H ............... 23,000 116,667
SAIC Motor Corp. Ltd., Class A .... 34,300 67,875
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 48,600 70,703
TCL Technology Group Corp., Class A
(a)
121,550 65,142
Tencent Holdings Ltd. ........... 10,600 392,293
Tongcheng Travel Holdings Ltd.
(a)(c)
.. 38,400 73,361
Trip.com Group Ltd.
(a)
........... 853 29,072
Weichai Power Co. Ltd., Class H ... 3,000 4,491
Xinyi Solar Holdings Ltd. ......... 8,000 4,708
Yum China Holdings, Inc. ........ 647 34,006
Yum China Holdings, Inc. ........ 850 44,542
Yutong Bus Co. Ltd., Class A ...... 18,000 33,448
ZTE Corp., Class A ............ 9,100 32,428
2,914,626
Czech Republic — 0.1%
Komercni Banka A/S ........... 304 8,910
Greece — 0.8%
OPAP SA, Class R ............. 4,528 76,697
Hungary — 0.2%
MOL Hungarian Oil & Gas plc ..... 1,841 14,649
India — 12.9%
APL Apollo Tubes Ltd. .......... 3,617 68,018
Asian Paints Ltd. .............. 2,478 89,261
Berger Paints India Ltd. ......... 10,737 72,042
Cummins India Ltd. ............ 1,401 28,220
Havells India Ltd. .............. 4,038 60,455
HDFC Bank Ltd. .............. 4,265 75,680
HDFC Bank Ltd., ADR .......... 1,163 65,768
ICICI Bank Ltd. ............... 3,225 35,481
ICICI Prudential Life Insurance Co.
Ltd.
(b)(c)
................... 10,589 66,820
Infosys Ltd. .................. 4,926 81,012
Infosys Ltd., ADR .............. 2,452 40,262
Jindal Saw Ltd. ............... 7,346 39,086
Marico Ltd. .................. 11,592 74,697
Ramkrishna Forgings Ltd. ........ 4,036 31,054
Reliance Industries Ltd. ......... 4,493 123,548
Reliance Industries Ltd., GDR
(b)
.... 1,295 70,756
Siemens Ltd. ................. 1,727 69,099
Supreme Industries Ltd. ......... 474 24,646
Tata Consultancy Services Ltd. .... 981 39,714
Tata Consumer Products Ltd. ...... 7,371 79,755
1,235,374
Indonesia — 0.5%
Bank Central Asia Tbk. PT ........ 64,400 35,479
Perusahaan Gas Negara Tbk. PT ... 158,600 12,540
48,019
Kuwait — 1.7%
Kuwait Finance House KSCP ...... 43,348 95,902
National Bank of Kuwait SAKP ..... 25,240 71,549
167,451
Malaysia — 4.0%
Axiata Group Bhd. ............. 43,500 19,903
CIMB Group Holdings Bhd. ....... 69,200 82,908
Malayan Banking Bhd. .......... 44,900 85,021

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Malaysia (continued)
Nestle Malaysia Bhd. ........... 700 $ 18,188
Petronas Dagangan Bhd. ........ 14,900 71,490
Public Bank Bhd. .............. 104,000 90,834
Sime Darby Bhd. .............. 24,200 11,631
379,975
Poland — 2.4%
Allegro.eu SA
(a)(b)(c)
............. 9,666 69,337
Budimex SA ................. 603 67,502
mBank SA
(a)
................. 124 15,329
Santander Bank Polska SA
(a)
...... 721 78,306
230,474
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 3,889
Industries Qatar QSC ........... 2,125 7,128
Masraf Al Rayan QSC ........... 5,545 3,194
Qatar Islamic Bank SAQ ......... 1,752 8,361
Qatar National Bank QPSC ....... 6,851 27,978
50,550
Russia — 0.0%
(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC, GDR
(a)(c)
........ 27 1
1
Saudi Arabia — 3.0%
Al Rajhi Bank ................ 587 10,508
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 23,307
Saudi Arabian Oil Co.
(b)(c)
......... 11,651 103,512
Saudi Basic Industries Corp. ...... 4,774 98,102
Saudi Telecom Co. ............. 3,730 38,210
Seera Group Holding
(a)
.......... 2,242 14,104
287,743
South Africa — 0.7%
Anglo American plc ............ 2,573 65,683
South Korea — 9.1%
Amorepacific Group ............ 1,252 26,597
CJ Logistics Corp. ............. 815 45,821
Hanwha Solutions Corp.
(a)
........ 3,548 75,573
HL Mando Co. Ltd. ............. 836 20,359
Hyundai Wia Corp. ............. 71 2,956
KB Financial Group, Inc. ......... 592 22,566
KB Financial Group, Inc., ADR ..... 1,654 63,117
LG Chem Ltd. ................ 77 25,236
LG H&H Co. Ltd. .............. 23 5,392
Mirae Asset Securities Co. Ltd. ..... 3,214 15,744
NAVER Corp. ................ 714 99,819
NCSoft Corp. ................ 26 4,492
POSCO Holdings, Inc. .......... 114 34,898
Samsung Electronics Co. Ltd. ..... 6,678 332,397
Samsung SDI Co. Ltd. .......... 85 26,914
SK Hynix, Inc. ................ 83 7,208
SK Innovation Co. Ltd.
(a)
......... 213 19,405
SK, Inc. .................... 442 46,601
875,095
Taiwan — 17.3%
Acer, Inc. ................... 71,000 75,039
ASE Technology Holding Co. Ltd. ... 24,000 84,024
Cathay Financial Holding Co. Ltd. ... 65,978 89,535
Chroma ATE, Inc. .............. 2,000 13,515
Compal Electronics, Inc. ......... 82,000 71,326
Security
Shares
Shares Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd. ... 123,000 $ 92,632
Delta Electronics, Inc. ........... 10,000 90,119
E.Sun Financial Holding Co. Ltd. ... 117,926 86,893
First Financial Holding Co. Ltd. ..... 104,771 83,832
Fubon Financial Holding Co. Ltd. ... 13,000 24,175
Gourmet Master Co. Ltd. ......... 2,000 6,009
MediaTek, Inc. ................ 5,000 130,497
Mega Financial Holding Co. Ltd. .... 1,424 1,616
Phison Electronics Corp. ......... 1,000 14,433
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 587,971
United Microelectronics Corp. ..... 17,000 24,448
United Microelectronics Corp., ADR . 6,477 46,116
Wistron Corp. ................ 16,000 44,616
WPG Holdings Ltd. ............ 38,000 84,087
1,650,883
Thailand — 4.1%
Bangchak Corp. PCL, NVDR ...... 3,900 4,479
Bangkok Dusit Medical Services PCL,
NVDR ................... 108,700 80,129
Delta Electronics Thailand PCL, NVDR 39,400 86,611
Home Product Center PCL, NVDR .. 190,200 62,972
PTT Exploration & Production PCL,
NVDR ................... 17,400 79,463
PTT PCL, NVDR .............. 84,700 78,398
392,052
Turkey — 0.6%
Arcelik A/S .................. 5,187 24,873
Enerjisa Enerji A/S
(b)(c)
........... 19,741 33,894
58,767
United Arab Emirates — 0.5%
First Abu Dhabi Bank PJSC ....... 13,139 45,359
United States — 0.2%
Genpact Ltd. ................. 698 23,411
Total Common Stocks — 97.1%
(Cost: $10,283,341) .............................. 9,292,483
Preferred Securities
Preferred Stocks — 0.6%
Brazil — 0.6%
Banco Bradesco SA (Preference) ... 9,985 27,766
Cia Energetica de Minas Gerais
(Preference) ............... 2,055 4,773
Petroleo Brasileiro SA (Preference) .. 3,543 24,406
56,945
Total Preferred Stocks — 0.6%
(Cost: $56,908) ................................ 56,945
Total Long-Term Investments — 97.7%
(Cost: $10,340,249) .............................. 9,349,428

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.2%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.24% ...... 243,716 $ 243,716
SL Liquidity Series, LLC, Money Market
Series, 5.53%
(h)
............. 61,284 61,309
Total Short-Term Securities — 3.2%
(Cost: $305,017) ................................ 305,025
Total Investments — 100.9%
(Cost: $10,645,266) .............................. 9,654,453
Liabilities in Excess of Other Assets — (0.9)% ............ (83,933)
Net Assets — 100.0% .............................. $ 9,570,520
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 329,574 $ — $ (85,858)
(a)
$ — $ — $ 243,716 243,716 $ 7,136 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,625 57,690
(a)
— (12) 6 61,309 61,284 163
(b)
—
$ (12) $ 6 $ 305,025 $ 7,299 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 12/15/23 $ 230 $ (11,012)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 11,012 $ — $ — $ — $ 11,012
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (15) $ — $ — $ — $ (15)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (19,607) $ — $ — $ — $ (19,607)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 299,403

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 590,348 $ — $ — $ 590,348
Chile ............................................... 59,116 117,300 — 176,416
China ............................................... 131,789 2,782,837 — 2,914,626
Czech Republic ........................................ — 8,910 — 8,910
Greece .............................................. — 76,697 — 76,697
Hungary ............................................. 14,649 — — 14,649
India ............................................... 106,030 1,129,344 — 1,235,374
Indonesia ............................................ — 48,019 — 48,019
Kuwait .............................................. — 167,451 — 167,451
Malaysia ............................................. 89,678 290,297 — 379,975
Poland .............................................. — 230,474 — 230,474
Qatar ............................................... 43,422 7,128 — 50,550
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 14,104 273,639 — 287,743
South Africa ........................................... — 65,683 — 65,683
South Korea .......................................... 63,117 811,978 — 875,095
Taiwan .............................................. 46,116 1,604,767 — 1,650,883
Thailand ............................................. — 392,052 — 392,052
Turkey .............................................. 24,873 33,894 — 58,767
United Arab Emirates .................................... 45,359 — — 45,359
United States .......................................... 23,411 — — 23,411
Preferred Securities ....................................... 56,945 — — 56,945
Short-Term Securities
Money Market Funds ...................................... 243,716 — — 243,716
$ 1,552,673 $ 8,040,470 $ 1 $ 9,593,144
Investments valued at NAV
(a)
...................................... 61,309
$ 9,654,453
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (11,012) $ — $ — $ (11,012)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.7%
Aristocrat Leisure Ltd. ........... 1,030 $ 25,317
Brambles Ltd. ................ 41 342
Charter Hall Group ............. 453 2,510
Cochlear Ltd. ................ 28 4,292
Coles Group Ltd. .............. 524 5,086
Commonwealth Bank of Australia ... 364 22,392
GPT Group (The) .............. 2,597 5,993
Macquarie Group Ltd. ........... 394 40,499
Orica Ltd. ................... 53 495
Rio Tinto plc ................. 534 34,069
Vicinity Ltd. .................. 8,488 9,194
Woodside Energy Group Ltd. ...... 98 2,134
Woolworths Group Ltd. .......... 30 672
Worley Ltd. .................. 445 4,652
157,647
Austria — 0.2%
BAWAG Group AG
(a)(b)
.......... 299 13,318
Erste Group Bank AG ........... 46 1,647
14,965
Belgium — 0.3%
Ageas SA ................... 62 2,382
Groupe Bruxelles Lambert NV ..... 123 8,996
KBC Group NV ............... 4 220
Sofina SA ................... 7 1,330
Solvay SA ................... 189 19,980
32,908
Brazil — 0.9%
Ambev SA .................. 1,638 4,172
BRF SA
(c)
................... 1,247 2,627
CCR SA .................... 627 1,496
Cia Siderurgica Nacional SA ...... 112 262
Cielo SA .................... 316 223
Cogna Educacao SA
(c)
.......... 7,479 3,560
Cosan SA ................... 301 941
EcoRodovias Infraestrutura e Logistica
SA ..................... 584 813
Embraer SA
(c)
................ 615 2,143
Lojas Renner SA .............. 332 811
Marfrig Global Foods SA ......... 573 733
MercadoLibre, Inc.
(c)
............ 4 4,963
Minerva SA .................. 129 194
Natura & Co. Holding SA
(c)
....... 110 279
NU Holdings Ltd., Class A
(c)
....... 106 869
Pagseguro Digital Ltd., Class A
(c)
... 57 402
Petroleo Brasileiro SA ........... 400 2,999
StoneCo Ltd., Class A
(c)
......... 111 1,101
Wheaton Precious Metals Corp. .... 1,136 47,979
XP, Inc., Class A .............. 458 9,160
Yara International ASA .......... 29 949
YDUQS Participacoes SA ........ 742 2,614
89,290
Canada — 2.4%
ARC Resources Ltd. ............ 36 579
Bank of Nova Scotia (The) ........ 85 3,442
CAE, Inc.
(c)
.................. 37 773
Canadian Imperial Bank of Commerce 772 27,228
Empire Co. Ltd., Class A ......... 283 7,755
Enbridge, Inc. ................ 2,626 84,153
Enerplus Corp. ............... 48 812
FirstService Corp. ............. 89 12,594
Fortis, Inc. .................. 6 238
Security
Shares
Shares Value
Canada (continued)
Gibson Energy, Inc. ............ 15 $ 228
Keyera Corp. ................ 148 3,442
Manulife Financial Corp. ......... 2,621 45,625
Metro, Inc. .................. 162 8,229
Parkland Corp. ............... 250 7,566
Pembina Pipeline Corp. ......... 18 554
RioCan REIT ................. 64 778
Stantec, Inc. ................. 338 20,681
West Fraser Timber Co. Ltd. ...... 3 202
224,879
Chile — 0.1%
Antofagasta plc ............... 645 10,547
China — 3.6%
Alibaba Group Holding Ltd.
(c)
...... 2,900 29,856
A-Living Smart City Services Co. Ltd.
(a)
(b)(c)
..................... 1,250 589
Baidu, Inc., Class A
(c)
........... 700 9,190
Bilibili, Inc., Class Z
(c)
........... 80 1,073
BYD Co. Ltd., Class A ........... 1,700 55,287
By-health Co. Ltd., Class A ....... 200 499
CECEP Solar Energy Co. Ltd., Class A 5,200 4,066
China Datang Corp. Renewable Power
Co. Ltd., Class H ............ 1,000 226
China Eastern Airlines Corp. Ltd., Class
A
(c)
..................... 400 238
China Petroleum & Chemical Corp.,
Class A .................. 9,200 6,846
China State Construction Engineering
Corp. Ltd., Class A ........... 300 212
China United Network Communications
Ltd., Class A ............... 300 182
China Vanke Co. Ltd., Class A ..... 1,200 1,850
China Vanke Co. Ltd., Class H ..... 300 281
COSCO SHIPPING Holdings Co. Ltd.,
Class A .................. 1,000 1,332
COSCO SHIPPING Holdings Co. Ltd.,
Class H .................. 2,500 2,542
Country Garden Services Holdings Co.
Ltd. ..................... 1,000 874
CRRC Corp. Ltd., Class A ........ 100 73
Dong-E-E-Jiao Co. Ltd., Class A .... 300 1,897
Focus Media Information Technology
Co. Ltd., Class A ............ 1,000 942
Geely Automobile Holdings Ltd. .... 6,000 6,812
Goldwind Science & Technology Co.
Ltd., Class A ............... 7,800 9,348
Goldwind Science & Technology Co.
Ltd., Class H ............... 1,400 668
Gree Electric Appliances, Inc. of Zhuhai,
Class A .................. 4,100 18,953
Huayu Automotive Systems Co. Ltd.,
Class A .................. 100 239
Industrial Securities Co. Ltd., Class A 600 510
JD.com, Inc., Class A ........... 1,150 14,620
Jiangsu King's Luck Brewery JSC Ltd.,
Class A .................. 100 797
Jiangxi Copper Co. Ltd., Class A ... 200 500
Jinko Solar Co. Ltd., Class A ...... 1,401 1,812
Lenovo Group Ltd. ............. 6,000 6,982
LONGi Green Energy Technology Co.
Ltd., Class A ............... 2,200 7,237
Meituan, Class B
(a)(b)(c)
........... 1,600 22,680
Metallurgical Corp. of China Ltd., Class
A ...................... 4,100 1,849

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
NetEase, Inc. ................ 900 $ 19,261
PetroChina Co. Ltd., Class A ...... 900 874
Pharmaron Beijing Co. Ltd., Class H
(a)(b)
150 358
Poly Property Services Co. Ltd., Class
H
(b)
..................... 200 785
Risen Energy Co. Ltd., Class A ..... 100 242
SAIC Motor Corp. Ltd., Class A .... 100 198
SDIC Capital Co. Ltd., Class A ..... 1,000 931
Sunny Optical Technology Group Co.
Ltd. ..................... 500 4,189
Tencent Holdings Ltd. ........... 2,000 74,018
Tongwei Co. Ltd., Class A ........ 600 2,234
Trina Solar Co. Ltd., Class A ...... 206 838
Trip.com Group Ltd.
(c)
........... 300 10,224
Western Mining Co. Ltd., Class A ... 500 857
Xiabuxiabu Catering Management
China Holdings Co. Ltd.
(a)(b)
..... 5,000 1,859
Yutong Bus Co. Ltd., Class A ...... 321 596
Zhejiang Jingsheng Mechanical &
Electrical Co. Ltd., Class A ..... 100 593
Zhongji Innolight Co. Ltd., Class A .. 100 1,201
Zhongjin Gold Corp. Ltd., Class A ... 500 741
ZTE Corp., Class A ............ 3,400 12,116
343,177
Denmark — 1.1%
Genmab A/S
(c)
................ 26 7,350
Novo Nordisk A/S, Class B ....... 876 84,513
Novozymes A/S, Class B ......... 303 13,618
105,481
Finland — 0.1%
Valmet OYJ ................. 214 4,803
Wartsila OYJ Abp .............. 628 7,494
12,297
France — 1.4%
AXA SA .................... 192 5,689
Carrefour SA ................. 406 7,118
Eiffage SA .................. 5 454
Engie SA ................... 2,237 35,579
Gecina SA .................. 6 589
Hermes International SCA ........ 39 72,767
L'Oreal SA .................. 18 7,566
Worldline SA
(a)(b)(c)
............. 38 483
130,245
Germany — 2.9%
BASF SE ................... 526 24,305
Bayerische Motoren Werke AG .... 8 744
Deutsche Telekom AG (Registered) . 903 19,598
E.ON SE ................... 1,471 17,502
GEA Group AG ............... 189 6,464
Infineon Technologies AG ........ 93 2,717
Lanxess AG ................. 26 596
Mercedes-Benz Group AG ........ 1,168 68,718
Nordex SE
(c)
................. 106 1,118
SAP SE .................... 596 79,943
Siemens AG (Registered) ........ 331 43,923
thyssenkrupp AG .............. 1,332 9,284
274,912
Hong Kong — 0.3%
AIA Group Ltd. ............... 3,800 32,998
Security
Shares
Shares Value
Israel — 0.1%
Bank Hapoalim BM ............ 201 $ 1,438
Wix.com Ltd.
(c)
................ 106 8,469
9,907
Italy — 1.2%
Enel SpA ................... 9,755 61,921
Intesa Sanpaolo SpA ........... 11,881 30,959
UniCredit SpA ................ 750 18,802
111,682
Japan — 5.6%
Aeon Co. Ltd. ................ 100 2,104
Amada Co. Ltd. ............... 900 8,730
ANA Holdings, Inc.
(c)
............ 300 5,890
Astellas Pharma, Inc. ........... 2,500 31,625
Daiichi Sankyo Co. Ltd. .......... 500 12,892
Daito Trust Construction Co. Ltd. ... 100 10,727
ENEOS Holdings, Inc. .......... 300 1,112
Kakaku.com, Inc. .............. 400 3,858
Kirin Holdings Co. Ltd. .......... 2,200 30,917
Mitsubishi Corp. ............... 600 27,969
Mitsubishi Estate Co. Ltd. ........ 200 2,560
Mitsubishi UFJ Financial Group, Inc. . 6,300 52,852
Mitsui Fudosan Co. Ltd. ......... 2,300 49,852
Mizuho Financial Group, Inc. ...... 3,000 50,935
Nintendo Co. Ltd. .............. 1,000 41,314
Nippon Express Holdings, Inc. ..... 100 5,140
Nippon Telegraph & Telephone Corp. 1,100 1,294
Nissin Foods Holdings Co. Ltd. .... 100 8,701
Ono Pharmaceutical Co. Ltd. ...... 300 5,181
ORIX Corp. .................. 1,200 21,824
Otsuka Holdings Co. Ltd. ........ 300 10,094
Panasonic Holdings Corp. ........ 100 877
Sega Sammy Holdings, Inc. ....... 700 10,948
Sekisui House Ltd. ............. 1,200 23,499
Shimadzu Corp. ............... 200 4,729
Shionogi & Co. Ltd. ............ 700 32,595
SoftBank Corp. ............... 400 4,523
SoftBank Group Corp. .......... 100 4,095
Sompo Holdings, Inc. ........... 200 8,664
Sumitomo Chemical Co. Ltd. ...... 1,600 4,067
Toho Co. Ltd. ................ 300 10,249
Tokio Marine Holdings, Inc. ....... 300 6,712
Tokyo Electron Ltd. ............ 200 26,427
ZOZO, Inc. .................. 400 7,606
530,562
Luxembourg — 0.5%
ArcelorMittal SA ............... 2,149 47,551
Mexico — 0.2%
Alsea SAB de CV
(c)
............ 220 730
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 30 649
Southern Copper Corp. .......... 228 16,165
Wal-Mart de Mexico SAB de CV .... 325 1,165
18,709
Netherlands — 1.4%
ABN AMRO Bank NV, CVA
(a)(b)
..... 163 2,195
ASR Nederland NV ............ 239 8,919
ING Groep NV ................ 6,089 78,064
NN Group NV ................ 855 27,422
Wolters Kluwer NV ............. 139 17,835
134,435

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
New Zealand — 0.0%
Xero Ltd.
(c)
.................. 66 $ 4,512
Norway — 0.7%
Aker BP ASA ................. 72 2,075
DNB Bank ASA ............... 2,699 48,695
Equinor ASA ................. 341 11,432
Kongsberg Gruppen ASA ........ 42 1,716
Norsk Hydro ASA .............. 251 1,431
65,349
Portugal — 0.0%
Galp Energia SGPS SA ......... 123 1,852
Singapore — 0.3%
DBS Group Holdings Ltd. ........ 200 4,805
Singapore Airlines Ltd. .......... 6,200 27,684
32,489
South Africa — 0.2%
Anglo American plc ............ 893 22,792
MultiChoice Group
(c)
............ 83 311
23,103
South Korea — 0.0%
Coupang, Inc., Class A
(c)
......... 23 391
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA . 928 7,301
Banco Santander SA ........... 51 187
Iberdrola SA ................. 908 10,099
Industria de Diseno Textil SA ...... 11 380
Repsol SA .................. 54 791
18,758
Sweden — 0.6%
Saab AB, Class B ............. 101 5,188
Swedbank AB, Class A .......... 2,995 49,188
54,376
Switzerland — 2.1%
ABB Ltd. (Registered) ........... 1,959 65,818
Flughafen Zurich AG (Registered) ... 45 8,409
Kuehne + Nagel International AG
(Registered) ............... 170 45,843
Novartis AG (Registered) ........ 850 79,576
199,646
Taiwan — 0.8%
Makalot Industrial Co. Ltd. ........ 1,000 11,192
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 65,330
Wisdom Marine Lines Co. Ltd. ..... 2,000 2,583
79,105
Thailand — 0.0%
PTT Exploration & Production PCL,
NVDR ................... 100 457
Turkey — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii
A/S, Class A ............... 331 1,167
Arcelik A/S .................. 43 206
Aselsan Elektronik Sanayi ve Ticaret
A/S ..................... 516 753
Coca-Cola Icecek A/S ........... 22 286
Enerjisa Enerji A/S
(a)(b)
........... 462 793
Eregli Demir ve Celik Fabrikalari TAS
(c)
326 437
Migros Ticaret A/S ............. 198 2,361
Sok Marketler Ticaret A/S ........ 110 233
Security
Shares
Shares Value
Turkey (continued)
Turkiye Garanti Bankasi A/S ...... 214 $ 355
6,591
United Kingdom — 1.9%
AstraZeneca plc .............. 98 12,270
Auto Trader Group plc
(a)(b)
........ 1,165 8,812
BAE Systems plc .............. 1,397 18,785
Barclays plc ................. 9,872 15,845
Barratt Developments plc ........ 865 4,362
British Land Co. plc (The) ........ 1,760 6,381
Drax Group plc ............... 180 925
easyJet plc
(c)
................. 324 1,445
Land Securities Group plc ........ 52 360
National Grid plc .............. 123 1,467
RS GROUP plc ............... 1,001 8,261
Smiths Group plc .............. 60 1,177
Spectris plc .................. 384 14,510
Standard Chartered plc .......... 94 721
Taylor Wimpey plc ............. 3,540 4,781
Tesco plc ................... 12,423 40,767
United Utilities Group plc ......... 1,113 14,395
Vodafone Group plc ............ 26,136 24,059
WPP plc .................... 79 680
180,003
United States — 64.4%
3M Co. ..................... 338 30,741
AbbVie, Inc. ................. 312 44,048
Accenture plc, Class A .......... 83 24,658
Adobe, Inc.
(c)
................. 205 109,072
AECOM .................... 594 45,471
Agilent Technologies, Inc. ........ 697 72,049
Alaska Air Group, Inc.
(c)
.......... 22 696
Align Technology, Inc.
(c)
.......... 3 554
Alkermes plc
(c)
................ 26 629
Alphabet, Inc., Class A
(c)
......... 1,125 139,590
Alphabet, Inc., Class C
(c)
......... 1,019 127,681
Amazon.com, Inc.
(c)
............ 1,769 235,436
American Express Co. .......... 494 72,139
Amgen, Inc. ................. 102 26,081
Apple, Inc. .................. 2,914 497,624
Applied Materials, Inc. .......... 675 89,336
AptarGroup, Inc. .............. 118 14,428
Autodesk, Inc.
(c)
............... 1 198
Axon Enterprise, Inc.
(c)
.......... 13 2,658
Bank of America Corp. .......... 3,840 101,146
Berkshire Hathaway, Inc., Class B
(c)
. 148 50,517
Best Buy Co., Inc. ............. 888 59,336
Biogen, Inc.
(c)
................ 3 713
BioMarin Pharmaceutical, Inc.
(c)
.... 70 5,701
Block, Inc., Class A
(c)
........... 358 14,410
Booking Holdings, Inc.
(c)
......... 6 16,737
Boston Scientific Corp.
(c)
......... 1,103 56,463
Box, Inc., Class A
(c)
............ 502 12,480
Boyd Gaming Corp. ............ 139 7,680
Bristol-Myers Squibb Co. ......... 844 43,491
Brixmor Property Group, Inc. ...... 38 790
CACI International, Inc., Class A
(c)
... 1 325
Cadence Design Systems, Inc.
(c)
... 155 37,177
Camden Property Trust .......... 56 4,753
Cencora, Inc. ................ 46 8,517
Chevron Corp. ................ 458 66,744
Cisco Systems, Inc. ............ 136 7,090
Citigroup, Inc. ................ 1,064 42,017
Coca-Cola Co. (The) ........... 1,742 98,406
Colgate-Palmolive Co. .......... 642 48,227

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
ConocoPhillips ............... 784 $ 93,139
Crowdstrike Holdings, Inc., Class A
(c)
. 4 707
Crown Castle, Inc. ............. 57 5,300
CSL Ltd. .................... 44 6,503
Curtiss-Wright Corp. ............ 79 15,706
CVS Health Corp. ............. 126 8,695
Dell Technologies, Inc., Class C .... 222 14,854
Devon Energy Corp. ............ 332 15,461
Dexcom, Inc.
(c)
................ 12 1,066
Dropbox, Inc., Class A
(c)
......... 750 19,725
eBay, Inc. ................... 1,707 66,966
Ecolab, Inc. ................. 80 13,419
Edwards Lifesciences Corp.
(c)
..... 33 2,103
Electronic Arts, Inc. ............ 285 35,280
Elevance Health, Inc. ........... 107 48,160
Eli Lilly & Co. ................ 127 70,349
EMCOR Group, Inc. ............ 167 34,511
EOG Resources, Inc. ........... 58 7,322
Etsy, Inc.
(c)
.................. 36 2,243
ExlService Holdings, Inc.
(c)
....... 77 2,010
Experian plc ................. 624 18,931
Exxon Mobil Corp. ............. 678 71,766
Fair Isaac Corp.
(c)
.............. 8 6,767
Fox Corp., Class A ............. 28 851
Gap, Inc. (The) ............... 71 909
General Electric Co. ............ 673 73,108
General Mills, Inc. ............. 1,222 79,723
General Motors Co. ............ 2,396 67,567
Gilead Sciences, Inc. ........... 137 10,760
Graco, Inc. .................. 365 27,138
Guidewire Software, Inc.
(c)
........ 3 270
H&R Block, Inc. ............... 14 575
Hewlett Packard Enterprise Co. .... 128 1,969
Honeywell International, Inc. ...... 292 53,512
HP, Inc. .................... 2,327 61,270
Humana, Inc. ................ 41 21,471
Incyte Corp.
(c)
................ 115 6,202
Intel Corp. .................. 1,414 51,611
Johnson & Johnson ............ 610 90,487
JPMorgan Chase & Co. ......... 71 9,873
KBR, Inc. ................... 386 22,446
Keysight Technologies, Inc.
(c)
...... 312 38,080
Kimberly-Clark Corp. ........... 10 1,196
KLA Corp. ................... 30 14,091
Lam Research Corp. ........... 16 9,412
Lear Corp. .................. 52 6,748
Leggett & Platt, Inc. ............ 15 351
Lennar Corp., Class A ........... 56 5,974
Live Nation Entertainment, Inc.
(c)
... 17 1,360
Lululemon Athletica, Inc.
(c)
........ 171 67,285
LyondellBasell Industries NV, Class A 57 5,144
Manhattan Associates, Inc.
(c)
...... 258 50,305
Marathon Oil Corp. ............. 164 4,479
Marathon Petroleum Corp. ....... 108 16,335
Marsh & McLennan Cos., Inc. ..... 72 13,655
Mastercard, Inc., Class A ......... 319 120,056
McDonald's Corp. ............. 46 12,060
McKesson Corp. .............. 37 16,848
Medtronic plc ................ 663 46,781
Merck & Co., Inc. .............. 143 14,686
Meritage Homes Corp. .......... 4 456
Meta Platforms, Inc., Class A
(c)
..... 322 97,009
MetLife, Inc. ................. 1,227 73,632
Microsoft Corp. ............... 1,321 446,643
Molson Coors Beverage Co., Class B 87 5,026
Security
Shares
Shares Value
United States (continued)
Moody's Corp. ................ 254 $ 78,232
MSCI, Inc. .................. 5 2,358
Nasdaq, Inc. ................. 279 13,838
Nestle SA (Registered) .......... 1,065 114,848
Neurocrine Biosciences, Inc.
(c)
..... 59 6,545
Newmont Corp. ............... 14 525
NextEra Energy, Inc. ........... 71 4,139
NVIDIA Corp. ................ 503 205,123
Oshkosh Corp. ............... 185 16,230
Otis Worldwide Corp. ........... 243 18,762
Paramount Global, Class B ....... 130 1,414
Paychex, Inc. ................ 340 37,757
PepsiCo, Inc. ................ 572 93,396
Pfizer, Inc. .................. 604 18,458
Procter & Gamble Co. (The) ...... 5 750
Prudential Financial, Inc. ......... 195 17,831
Pure Storage, Inc., Class A
(c)
...... 199 6,728
QUALCOMM, Inc. ............. 62 6,757
Regeneron Pharmaceuticals, Inc.
(c)
.. 11 8,579
Reinsurance Group of America, Inc. . 2 299
Republic Services, Inc. .......... 113 16,779
Robert Half, Inc. .............. 83 6,206
RPM International, Inc. .......... 15 1,369
RTX Corp. .................. 399 32,475
S&P Global, Inc. .............. 165 57,636
Salesforce, Inc.
(c)
.............. 24 4,820
Schneider Electric SE ........... 359 55,235
Sherwin-Williams Co. (The) ....... 24 5,717
Silicon Laboratories, Inc.
(c)
........ 11 1,014
Spotify Technology SA
(c)
......... 114 18,783
Stryker Corp. ................ 231 62,421
Synchrony Financial ............ 377 10,575
Sysco Corp. ................. 26 1,729
Tapestry, Inc. ................. 932 25,686
Target Corp. ................. 432 47,861
TE Connectivity Ltd. ............ 103 12,139
Tecnoglass, Inc. ............... 10 327
Teladoc Health, Inc.
(c)
........... 721 11,925
Teradata Corp.
(c)
.............. 79 3,375
Tesla, Inc.
(c)
.................. 384 77,123
Tetra Tech, Inc. ............... 61 9,206
Textron, Inc. ................. 158 12,008
TJX Cos., Inc. (The) ............ 497 43,771
Trane Technologies plc .......... 114 21,695
Travelers Cos., Inc. (The) ........ 81 13,563
Uber Technologies, Inc.
(c)
........ 622 26,920
UGI Corp. ................... 321 6,677
UnitedHealth Group, Inc. ......... 172 92,116
Valero Energy Corp. ............ 609 77,343
VeriSign, Inc.
(c)
............... 184 36,737
Vertex Pharmaceuticals, Inc.
(c)
..... 47 17,019
Visa, Inc., Class A ............. 26 6,113
Visteon Corp.
(c)
............... 60 6,908
Walmart, Inc. ................. 664 108,504
Wells Fargo & Co. ............. 18 716
Weyerhaeuser Co. ............. 1,191 34,170
Workday, Inc., Class A
(c)
......... 1 212
WW Grainger, Inc. ............. 62 45,249
Yum! Brands, Inc. ............. 265 32,028
Zillow Group, Inc., Class C
(c)
...... 510 18,488
6,139,353
Total Common Stocks — 95.3%
(Cost: $9,581,736) .............................. 9,088,177

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Investment Companies
(d)
iShares MSCI Brazil ETF ........ 1,813 $ 53,973
iShares MSCI South Korea ETF .... 1,623 89,184
Total Investment Companies — 1.5%
(Cost: $164,557) ................................ 143,157
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (Preference)
(c)
.......... 596 1,521
Braskem SA (Preference), Series A
(c)
2,091 6,648
Gerdau SA (Preference) ......... 431 1,871
10,040
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 7 505
Total Preferred Stocks — 0.1%
(Cost: $12,626) ................................ 10,545
Total Long-Term Investments — 96.9%
(Cost: $9,758,919) .............................. 9,241,879
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.24%
(d)(e)
.... 210,353 210,353
Total Short-Term Securities — 2.2%
(Cost: $210,353) ................................ 210,353
Total Investments — 99.1%
(Cost: $9,969,272) .............................. 9,452,232
Other Assets Less Liabilities — 0.9% ................... 85,612
Net Assets — 100.0% .............................. $ 9,537,844
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/21/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 210,353
(b)
$ — $ — $ — $ 210,353 210,353 $ 5,129 $ —
iShares MSCI Brazil ETF ..... — 61,038 (922) (39) (6,104) 53,973 1,813 — —
iShares MSCI South Korea ETF . — 104,480 — — (15,296) 89,184 1,623 — —
$ (39) $ (21,400) $ 353,510 $ 5,129 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI India Index .......................................................... 1 12/15/23 $ 98 $ (5,822)
S&P 500 Micro E-Mini Index ................................................... 4 12/15/23 84 (4,424)
$ (10,246)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 10,246 $ — $ — $ — $ 10,246
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,425 $ — $ — $ — $ 3,425
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (10,246) $ — $ — $ — $ (10,246)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 176,511

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 157,647 $ — $ 157,647
Austria .............................................. — 14,965 — 14,965
Belgium ............................................. — 32,908 — 32,908
Brazil ............................................... 88,341 949 — 89,290
Canada ............................................. 224,879 — — 224,879
Chile ............................................... — 10,547 — 10,547
China ............................................... — 343,177 — 343,177
Denmark ............................................. — 105,481 — 105,481
Finland .............................................. — 12,297 — 12,297
France .............................................. — 130,245 — 130,245
Germany ............................................ — 274,912 — 274,912
Hong Kong ........................................... — 32,998 — 32,998
Israel ............................................... 8,469 1,438 — 9,907
Italy ................................................ — 111,682 — 111,682
Japan ............................................... — 530,562 — 530,562
Luxembourg .......................................... — 47,551 — 47,551
Mexico .............................................. 18,709 — — 18,709
Netherlands ........................................... — 134,435 — 134,435
New Zealand .......................................... — 4,512 — 4,512
Norway .............................................. — 65,349 — 65,349
Portugal ............................................. — 1,852 — 1,852
Singapore ............................................ — 32,489 — 32,489
South Africa ........................................... 311 22,792 — 23,103
South Korea .......................................... 391 — — 391
Spain ............................................... — 18,758 — 18,758
Sweden ............................................. — 54,376 — 54,376
Switzerland ........................................... — 199,646 — 199,646
Taiwan .............................................. — 79,105 — 79,105
Thailand ............................................. — 457 — 457
Turkey .............................................. 4,842 1,749 — 6,591
United Kingdom ........................................ 925 179,078 — 180,003
United States .......................................... 5,943,836 195,517 — 6,139,353
Investment Companies .................................... 143,157 — — 143,157
Preferred Securities
Brazil ............................................... 10,040 — — 10,040
Germany ............................................ — 505 — 505
Short-Term Securities
Money Market Funds ...................................... 210,353 — — 210,353
$ 6,654,253 $ 2,797,979 $ — $ 9,452,232
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,424) $ (5,822) $ — $ (10,246)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.8%
Allkem Ltd.
(a)
................. 203 $ 1,241
Ampol Ltd. .................. 539 10,930
Aristocrat Leisure Ltd. ........... 4,568 112,282
Brambles Ltd. ................ 6,300 52,578
Cochlear Ltd. ................ 431 66,061
Commonwealth Bank of Australia ... 1,521 93,566
Evolution Mining Ltd. ........... 3,346 7,484
Fortescue Metals Group Ltd. ...... 3,237 46,049
GPT Group (The) .............. 4,412 10,182
IGO Ltd. .................... 1,066 6,455
Macquarie Group Ltd. ........... 1,136 116,769
Northern Star Resources Ltd. ...... 307 2,248
Orica Ltd. ................... 73 682
QBE Insurance Group Ltd. ....... 285 2,826
REA Group Ltd. ............... 46 4,223
Rio Tinto Ltd. ................ 786 58,713
Rio Tinto plc ................. 858 54,741
Sonic Healthcare Ltd. ........... 1,647 30,158
South32 Ltd. ................. 10,872 23,259
Telstra Group Ltd. ............. 6,674 16,184
Transurban Group
(b)
............ 2,465 18,558
Vicinity Ltd. .................. 470 509
Woodside Energy Group Ltd. ...... 2,705 58,914
Woolworths Group Ltd. .......... 482 10,789
Worley Ltd. .................. 8,487 88,719
894,120
Austria — 0.5%
BAWAG Group AG
(c) (d)
........... 432 19,241
Erste Group Bank AG ........... 804 28,791
Verbund AG ................. 251 21,809
69,841
Belgium — 1.0%
Ageas SA ................... 119 4,571
Anheuser-Busch InBev SA/NV ..... 32 1,821
Groupe Bruxelles Lambert NV ..... 320 23,405
KBC Group NV ............... 441 24,270
Sofina SA ................... 23 4,370
Solvay SA ................... 388 41,018
UCB SA .................... 381 27,866
Warehouses De Pauw CVA ....... 116 2,870
130,191
China — 0.3%
BOC Hong Kong Holdings Ltd. ..... 14,000 37,023
Budweiser Brewing Co. APAC Ltd.
(c) (d)
2,400 4,561
41,584
Denmark — 4.1%
Genmab A/S
(a)
................ 82 23,180
Novo Nordisk A/S, Class B ....... 3,988 384,747
Novozymes A/S, Class B ......... 847 38,067
Pandora A/S ................. 382 43,327
Vestas Wind Systems A/S
(a)
....... 2,197 47,619
536,940
Finland — 0.9%
Kone OYJ, Class B ............ 539 23,341
Sampo OYJ, Class A ........... 1,184 46,565
Wartsila OYJ Abp .............. 4,014 47,901
117,807
France — 8.5%
Air Liquide SA ................ 41 7,025
Arkema SA .................. 66 6,184
Security
Shares
Shares Value
France (continued)
AXA SA .................... 2,366 $ 70,106
BioMerieux .................. 6 576
BNP Paribas SA .............. 810 46,578
Carrefour SA ................. 996 17,461
Cie Generale des Etablissements
Michelin SCA .............. 36 1,069
Credit Agricole SA ............. 474 5,723
Dassault Aviation SA ........... 214 42,541
Dassault Systemes SE .......... 1,907 78,556
Eiffage SA .................. 428 38,841
Engie SA ................... 5,164 82,133
Gecina SA .................. 41 4,026
Getlink SE .................. 596 9,625
Hermes International SCA ........ 80 149,266
La Francaise des Jeux SAEM
(c) (d)
... 358 11,548
L'Oreal SA .................. 431 181,163
LVMH Moet Hennessy Louis Vuitton SE 153 109,537
Pernod Ricard SA ............. 688 122,173
Societe Generale SA ........... 974 21,888
TotalEnergies SE .............. 921 61,576
Ubisoft Entertainment SA
(a)
....... 910 25,948
Valeo SE ................... 1,053 13,913
Worldline SA
(a) (c) (d)
............. 219 2,785
1,110,241
Germany — 8.7%
Allianz SE (Registered) .......... 55 12,883
BASF SE ................... 2,598 120,046
Bayer AG (Registered) .......... 302 13,049
Bayerische Motoren Werke AG .... 611 56,826
Deutsche Boerse AG ........... 206 33,907
Deutsche Post AG ............. 807 31,508
Deutsche Telekom AG (Registered) . 3,725 80,846
E.ON SE ................... 6,745 80,253
GEA Group AG ............... 227 7,764
Henkel AG & Co. KGaA ......... 249 15,737
Infineon Technologies AG ........ 3,765 109,976
Mercedes-Benz Group AG ........ 2,234 131,436
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 130 52,170
Nordex SE
(a)
................. 163 1,720
SAP SE .................... 1,725 231,378
Scout24 SE
(c) (d)
............... 262 16,118
Siemens AG (Registered) ........ 1,080 143,315
thyssenkrupp AG .............. 200 1,394
1,140,326
Hong Kong — 1.7%
AIA Group Ltd. ............... 22,600 196,254
New World Development Co. Ltd. ... 4,000 7,341
Sun Hung Kai Properties Ltd. ...... 2,000 20,538
Swire Properties Ltd. ........... 1,000 1,936
226,069
Ireland — 0.2%
Kerry Group plc, Class A ......... 136 10,505
Kingspan Group plc ............ 162 10,902
21,407
Israel — 0.3%
Bank Hapoalim BM ............ 2,055 14,699
Israel Discount Bank Ltd., Class A .. 755 3,319
Nice Ltd.
(a)
.................. 108 16,556
34,574

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy — 2.0%
Assicurazioni Generali SpA ....... 917 $ 18,215
Enel SpA ................... 22,665 143,868
Intesa Sanpaolo SpA ........... 14,390 37,497
Leonardo SpA ................ 404 6,106
Terna - Rete Elettrica Nazionale .... 1,753 13,423
UniCredit SpA ................ 1,669 41,841
260,950
Japan — 22.6%
Asahi Kasei Corp. ............. 3,400 20,902
Astellas Pharma, Inc. ........... 8,000 101,199
Central Japan Railway Co. ....... 1,900 42,766
Credit Saison Co. Ltd. ........... 100 1,499
Dai-ichi Life Holdings, Inc. ........ 900 19,013
Daiwa Securities Group, Inc. ...... 1,000 5,766
Denso Corp. ................. 1,900 28,056
DMG Mori Co. Ltd. ............. 900 14,886
ENEOS Holdings, Inc. .......... 1,100 4,076
Fast Retailing Co. Ltd. .......... 500 110,698
FUJIFILM Holdings Corp. ........ 700 38,288
Hitachi Ltd. .................. 2,300 145,789
Hoya Corp. .................. 100 9,627
Inpex Corp. .................. 200 2,902
ITOCHU Corp. ............... 300 10,806
Japan Exchange Group, Inc. ...... 200 3,955
Japan Post Bank Co. Ltd. ........ 1,300 12,050
Japan Post Holdings Co. Ltd. ...... 200 1,770
JFE Holdings, Inc. ............. 100 1,393
JGC Holdings Corp. ............ 400 4,927
Kakaku.com, Inc. .............. 800 7,716
Kansai Paint Co. Ltd. ........... 1,200 17,562
KDDI Corp. .................. 2,300 68,804
Kirin Holdings Co. Ltd. .......... 3,600 50,592
Kyowa Kirin Co. Ltd. ............ 200 3,137
Lawson, Inc. ................. 1,200 57,809
Marubeni Corp. ............... 2,700 39,479
Marui Group Co. Ltd. ........... 1,100 17,394
Mitsubishi Corp. ............... 3,200 149,170
Mitsubishi Estate Co. Ltd. ........ 3,400 43,521
Mitsubishi HC Capital, Inc. ........ 100 659
Mitsubishi UFJ Financial Group, Inc. . 17,000 142,616
Mitsui & Co. Ltd. .............. 3,600 130,839
Mitsui Fudosan Co. Ltd. ......... 2,800 60,690
Mizuho Financial Group, Inc. ...... 4,700 79,798
MS&AD Insurance Group Holdings, Inc. 2,100 76,945
Murata Manufacturing Co. Ltd. ..... 1,100 18,842
Nikon Corp. ................. 1,800 17,090
Nintendo Co. Ltd. .............. 3,200 132,206
Nippon Express Holdings, Inc. ..... 500 25,698
Nippon Telegraph & Telephone Corp. 83,900 98,731
Nissan Motor Co. Ltd. ........... 5,800 22,318
Nitto Denko Corp. ............. 700 45,294
Obayashi Corp. ............... 600 5,139
Omron Corp. ................. 1,100 39,410
Oriental Land Co. Ltd. .......... 1,000 32,345
ORIX Corp. .................. 5,300 96,388
Otsuka Holdings Co. Ltd. ........ 1,100 37,011
Panasonic Holdings Corp. ........ 10,800 94,754
Recruit Holdings Co. Ltd. ........ 4,000 114,691
Resona Holdings, Inc. .......... 2,000 10,687
Ricoh Co. Ltd. ................ 1,500 12,158
Sega Sammy Holdings, Inc. ....... 5,500 86,018
Sekisui House Ltd. ............. 3,500 68,540
Shimadzu Corp. ............... 500 11,823
Shimizu Corp. ................ 900 6,405
Shionogi & Co. Ltd. ............ 500 23,282
Security
Shares
Shares Value
Japan (continued)
Shiseido Co. Ltd. .............. 500 $ 15,858
SoftBank Corp. ............... 2,600 29,398
SoftBank Group Corp. .......... 900 36,859
Sompo Holdings, Inc. ........... 300 12,996
Sony Group Corp. ............. 300 24,942
Sumitomo Electric Industries Ltd. ... 500 5,249
Sumitomo Metal Mining Co. Ltd. .... 100 2,809
T&D Holdings, Inc. ............. 1,200 21,407
Terumo Corp. ................ 100 2,736
Toho Co. Ltd. ................ 500 17,082
Tokio Marine Holdings, Inc. ....... 3,800 85,014
Tokyo Electron Ltd. ............ 700 92,496
Toyota Motor Corp. ............ 5,300 92,717
2,965,492
Luxembourg — 0.8%
ArcelorMittal SA ............... 4,884 108,069
Netherlands — 5.4%
Adyen NV
(a) (c) (d)
............... 10 6,745
Argenx SE
(a)
................. 37 17,404
ASML Holding NV ............. 355 213,398
ASR Nederland NV ............ 524 19,555
Euronext NV
(c) (d)
............... 17 1,186
ING Groep NV ................ 10,957 140,474
Koninklijke KPN NV ............ 5,073 17,051
NN Group NV ................ 1,436 46,056
Shell plc .................... 6,510 209,797
Wolters Kluwer NV ............. 269 34,514
706,180
New Zealand — 0.3%
Meridian Energy Ltd. ........... 6,023 16,963
Xero Ltd.
(a)
.................. 361 24,680
41,643
Norway — 1.7%
Aker BP ASA ................. 400 11,529
DNB Bank ASA ............... 3,488 62,930
Equinor ASA ................. 3,515 117,834
Gjensidige Forsikring ASA ........ 260 3,899
Norsk Hydro ASA .............. 5,075 28,941
225,133
Portugal — 0.4%
Galp Energia SGPS SA ......... 3,029 45,601
Singapore — 0.7%
DBS Group Holdings Ltd. ........ 1,100 26,426
Oversea-Chinese Banking Corp. Ltd. 100 927
Singapore Airlines Ltd. .......... 4,100 18,307
Singapore Telecommunications Ltd. . 400 695
STMicroelectronics NV .......... 873 33,279
United Overseas Bank Ltd. ....... 800 15,780
95,414
South Africa — 0.2%
Anglo American plc ............ 727 18,524
Spain — 3.6%
Acciona SA .................. 320 40,344
Amadeus IT Group SA .......... 248 14,154
Banco Bilbao Vizcaya Argentaria SA . 16,782 132,028
Banco de Sabadell SA .......... 6,364 7,913
Banco Santander SA ........... 38,515 141,656
CaixaBank SA ................ 4,980 20,246
Iberdrola SA ................. 1,312 14,592
Industria de Diseno Textil SA ...... 1,347 46,496

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Repsol SA .................. 1,175 $ 17,204
Telefonica SA ................ 9,377 36,220
470,853
Sweden — 2.0%
Assa Abloy AB, Class B ......... 1,124 23,958
Atlas Copco AB, Class A ......... 325 4,209
Atlas Copco AB, Class B ......... 512 5,751
Boliden AB .................. 1,140 29,222
Electrolux AB, Class B
(a)
......... 1,546 13,010
Elekta AB, Class B ............. 2,671 18,194
Industrivarden AB, Class A ....... 129 3,338
Investor AB, Class B ............ 422 7,747
Saab AB, Class B ............. 1,172 60,207
SKF AB, Class B .............. 1,147 18,596
Swedbank AB, Class A .......... 3,379 55,494
Trelleborg AB, Class B .......... 981 24,808
264,534
Switzerland — 5.7%
ABB Ltd. (Registered) ........... 4,390 147,494
Flughafen Zurich AG (Registered) ... 203 37,933
Julius Baer Group Ltd. .......... 380 22,519
Kuehne + Nagel International AG
(Registered) ............... 388 104,630
Logitech International SA (Registered) 1,389 109,330
Novartis AG (Registered) ........ 2,878 269,437
Sonova Holding AG (Registered) ... 96 22,753
Temenos AG (Registered) ........ 208 14,985
Zurich Insurance Group AG ....... 37 17,575
746,656
United Kingdom — 12.0%
3i Group plc ................. 164 3,867
AstraZeneca plc .............. 1,639 205,209
Auto Trader Group plc
(c) (d)
........ 8,015 60,627
Aviva plc ................... 1,361 6,592
BAE Systems plc .............. 10,710 144,011
Barclays plc ................. 12,684 20,358
Barratt Developments plc ........ 1,100 5,548
Bellway plc .................. 4 102
BP plc ..................... 17,957 109,646
British Land Co. plc (The) ........ 1,123 4,071
BT Group plc ................. 17,600 24,172
Centrica plc ................. 9,601 18,379
CNH Industrial NV ............. 1,435 15,903
Compass Group plc ............ 1,685 42,481
ConvaTec Group plc
(c) (d)
......... 9,795 24,311
Diageo plc .................. 3,118 117,910
Drax Group plc ............... 2,390 12,276
HSBC Holdings plc ............ 10,329 74,580
IG Group Holdings plc .......... 84 653
Intertek Group plc ............. 609 28,363
J Sainsbury plc ............... 8,339 26,091
Johnson Matthey plc ........... 954 17,343
Kingfisher plc ................ 4,590 11,721
Lloyds Banking Group plc ........ 130,340 63,436
London Stock Exchange Group plc .. 187 18,867
Man Group plc ............... 170 455
Marks & Spencer Group plc
(a)
...... 2,251 5,944
RELX plc ................... 2,547 88,961
Rightmove plc ................ 2,196 12,664
Segro plc ................... 661 5,746
Smith & Nephew plc ............ 40 448
Smiths Group plc .............. 2,330 45,704
Spectris plc .................. 270 10,202
Security
Shares
Shares Value
United Kingdom (continued)
Standard Chartered plc .......... 2,990 $ 22,925
Taylor Wimpey plc ............. 857 1,158
Tesco plc ................... 36,053 118,310
Unilever plc .................. 1,859 88,007
Vodafone Group plc ............ 90,720 83,511
WPP plc .................... 3,067 26,411
1,566,963
United States — 8.2%
CRH plc .................... 177 9,499
CSL Ltd. .................... 397 58,673
Experian plc ................. 1,888 57,280
GSK plc .................... 5,675 101,167
Holcim AG
(a)
................. 176 10,882
James Hardie Industries plc, CDI
(a)
.. 22 549
Nestle SA (Registered) .......... 3,321 358,133
Roche Holding AG ............. 440 114,014
Sanofi SA ................... 455 41,317
Schneider Electric SE ........... 951 146,318
Signify NV
(c) (d)
................ 1,917 49,694
Stellantis NV ................. 1,396 26,080
Swiss Re AG ................. 905 98,883
Tenaris SA .................. 430 6,812
1,079,301
Total Common Stocks — 98.6%
(Cost: $ 12,559,679 ) .............................. 12,918,413
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 257 21,853
Henkel AG & Co. KGaA (Preference) 489 35,274
57,127
Total Preferred Stocks — 0.4%
(Cost: $ 63,429 ) ................................ 57,127
Total Long-Term Investments — 99 .0%
(Cost: $ 12,623,108 ) .............................. 12,975,540
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.24%
(e) (f)
.... 286,878 286,878
Total Short-Term Securities — 2 .2%
(Cost: $ 286,878 ) ................................ 286,878
Total Investments — 101.2%
(Cost: $ 12,909,986 ) .............................. 13,262,418
Liabilities in Excess of Other Assets — (1.2) % ............ (153,724)
Net Assets — 100.0% .............................. $ 13,108,694

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 330,572 $ — $ (43,694)
(a)
$ — $ — $ 286,878 286,878 $ 8,011 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 3 12/15/23 $ 296 $ (8,502)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 8,502 $ — $ — $ — $ 8,502
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (16,580) $ — $ — $ — $ (16,580)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (11,420) $ — $ — $ — $ (11,420)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 258,348

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 894,120 $ — $ 894,120
Austria .............................................. — 69,841 — 69,841
Belgium ............................................. — 130,191 — 130,191
China ............................................... — 41,584 — 41,584
Denmark ............................................. — 536,940 — 536,940
Finland .............................................. — 117,807 — 117,807
France .............................................. — 1,110,241 — 1,110,241
Germany ............................................ — 1,140,326 — 1,140,326
Hong Kong ........................................... — 226,069 — 226,069
Ireland .............................................. — 21,407 — 21,407
Israel ............................................... — 34,574 — 34,574
Italy ................................................ — 260,950 — 260,950
Japan ............................................... 57,809 2,907,683 — 2,965,492
Luxembourg .......................................... — 108,069 — 108,069
Netherlands ........................................... — 706,180 — 706,180
New Zealand .......................................... — 41,643 — 41,643
Norway .............................................. — 225,133 — 225,133
Portugal ............................................. — 45,601 — 45,601
Singapore ............................................ — 95,414 — 95,414
South Africa ........................................... — 18,524 — 18,524
Spain ............................................... — 470,853 — 470,853
Sweden ............................................. — 264,534 — 264,534
Switzerland ........................................... — 746,656 — 746,656
United Kingdom ........................................ 36,587 1,530,376 — 1,566,963
United States .......................................... — 1,079,301 — 1,079,301
Preferred Securities ....................................... — 57,127 — 57,127
Short-Term Securities
Money Market Funds ...................................... 286,878 — — 286,878
$ 381,274 $ 12,881,144 $ — $ 13,262,418
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (8,502) $ — $ — $ (8,502)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 8.87%, 01/10/39
(a)(b)
......... USD 212 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $207,879) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE ........................ 14,055 1,884,441
BAE Systems plc ................... 43,794 588,871
Boeing Co. (The)
(c)
.................. 8,266 1,544,254
Dassault Aviation SA ................ 817 162,411
General Dynamics Corp. .............. 2,344 565,631
L3Harris Technologies, Inc. ............ 813 145,860
Lockheed Martin Corp. ............... 2,092 951,107
MTU Aero Engines AG ............... 1,585 297,912
Northrop Grumman Corp. ............. 1,021 481,330
Rheinmetall AG .................... 671 192,640
Rolls-Royce Holdings plc
(c)
............ 66,769 175,751
RTX Corp. ....................... 12,524 1,019,328
Safran SA ........................ 7,398 1,155,712
Singapore Technologies Engineering Ltd. ... 157,500 432,378
Thales SA ........................ 1,589 234,501
TransDigm Group, Inc.
(c)
.............. 292 241,802
10,073,929
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 7,041 576,165
Deutsche Post AG .................. 11,624 453,842
Expeditors International of Washington, Inc. . 4,857 530,627
FedEx Corp. ...................... 6,803 1,633,400
United Parcel Service, Inc., Class B ...... 20,594 2,908,903
6,102,937
Automobile Components — 0.2%
Bridgestone Corp. .................. 34,600 1,309,444
Cie Generale des Etablissements Michelin SCA 10,704 317,999
Continental AG .................... 4,666 304,638
Denso Corp. ...................... 16,800 248,075
Koito Manufacturing Co. Ltd. ........... 7,000 104,879
Sumitomo Electric Industries Ltd. ........ 11,300 118,630
2,403,665
Automobiles — 1.2%
Bayerische Motoren Werke AG ......... 4,566 424,658
Ferrari NV ....................... 1,920 581,192
Ford Motor Co. .................... 48,194 469,891
General Motors Co. ................. 23,670 667,494
Honda Motor Co. Ltd. ................ 47,100 482,717
Lucid Group, Inc.
(c)
.................. 6,440 26,533
Mercedes-Benz Group AG ............. 15,254 897,458
Renault SA ....................... 6,787 238,117
Stellantis NV ...................... 39,014 728,873
Subaru Corp. ..................... 5,800 100,400
Tesla, Inc.
(c)
....................... 49,736 9,988,978
Toyota Motor Corp. ................. 175,800 3,075,401
17,681,712
Banks — 3.0%
ANZ Group Holdings Ltd. ............. 49,794 785,201
Banco Bilbao Vizcaya Argentaria SA ...... 115,610 909,531
Banco Santander SA ................ 279,580 1,028,277
Bank of America Corp. ............... 162,463 4,279,275
Security
Shares
Shares Value
Banks (continued)
Bank of Ireland Group plc ............. 11,494 $ 103,006
Banque Cantonale Vaudoise (Registered) .. 2,110 238,502
Barclays plc ...................... 254,363 408,265
BNP Paribas SA ................... 21,210 1,219,660
BOC Hong Kong Holdings Ltd. .......... 213,000 563,287
CaixaBank SA ..................... 40,389 164,203
Citigroup, Inc. ..................... 42,529 1,679,470
Citizens Financial Group, Inc. .......... 4,900 114,807
Comerica, Inc. ..................... 2,952 116,309
Commerzbank AG .................. 20,536 221,492
Commonwealth Bank of Australia ........ 29,561 1,818,472
Credit Agricole SA .................. 18,929 228,566
Danske Bank A/S ................... 10,407 244,135
DBS Group Holdings Ltd. ............. 32,700 785,563
Erste Group Bank AG ................ 6,509 233,083
Fifth Third Bancorp ................. 13,780 326,724
FinecoBank Banca Fineco SpA ......... 23,610 278,519
Hang Seng Bank Ltd. ................ 53,400 610,527
HSBC Holdings plc ................. 341,386 2,464,952
Huntington Bancshares, Inc. ........... 25,416 245,264
ING Groep NV ..................... 57,365 735,450
Intesa Sanpaolo SpA ................ 314,127 818,549
Japan Post Bank Co. Ltd. ............. 46,100 427,310
JPMorgan Chase & Co. .............. 67,182 9,342,329
KeyCorp ......................... 16,165 165,206
M&T Bank Corp. ................... 2,645 298,224
Mitsubishi UFJ Financial Group, Inc. ...... 208,200 1,746,620
Mizuho Financial Group, Inc. ........... 51,250 870,142
National Australia Bank Ltd. ............ 48,746 873,248
NatWest Group plc .................. 127,353 277,097
Nordea Bank Abp .................. 20,327 214,088
Oversea-Chinese Banking Corp. Ltd. ..... 44,300 410,710
PNC Financial Services Group, Inc. (The) .. 7,870 900,879
Regions Financial Corp. .............. 13,733 199,541
Resona Holdings, Inc. ............... 50,100 267,700
Societe Generale SA ................ 8,844 198,740
Standard Chartered plc ............... 43,427 332,970
Sumitomo Mitsui Financial Group, Inc. ..... 26,000 1,253,408
Sumitomo Mitsui Trust Holdings, Inc. ...... 9,400 352,470
Truist Financial Corp. ................ 17,310 490,912
UniCredit SpA ..................... 29,012 727,320
United Overseas Bank Ltd. ............ 15,900 313,623
US Bancorp ...................... 15,111 481,739
Wells Fargo & Co. .................. 85,988 3,419,743
Westpac Banking Corp. .............. 45,574 598,468
Zions Bancorp NA .................. 3,319 102,391
44,885,967
Beverages — 0.2%
Coca-Cola HBC AG ................. 22,502 584,190
Diageo plc ....................... 34,042 1,287,333
Pernod Ricard SA .................. 4,733 840,469
2,711,992
Biotechnology — 1.5%
AbbVie, Inc. ...................... 44,132 6,230,556
Alnylam Pharmaceuticals, Inc.
(c)
......... 1,084 164,551
Amgen, Inc. ...................... 13,777 3,522,779
Argenx SE
(c)
...................... 751 353,257
Biogen, Inc.
(c)
..................... 4,033 957,999
BioMarin Pharmaceutical, Inc.
(c)(d)
........ 1,555 126,655
CSL Ltd. ......................... 7,967 1,177,460
Exact Sciences Corp.
(c)
............... 1,563 96,265
Genmab A/S
(c)
..................... 1,856 524,659
Gilead Sciences, Inc. ................ 32,554 2,556,791
Incyte Corp.
(c)
..................... 9,899 533,853

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(c)
.................... 9,921 $ 753,599
Regeneron Pharmaceuticals, Inc.
(c)
....... 2,989 2,331,091
Seagen, Inc.
(c)
..................... 4,368 929,554
Vertex Pharmaceuticals, Inc.
(c)
.......... 7,107 2,573,516
22,832,585
Broadline Retail — 1.7%
(c)
Amazon.com, Inc. .................. 186,223 24,784,419
Prosus NV ....................... 19,986 558,920
25,343,339
Building Products — 0.6%
A O Smith Corp. ................... 5,227 364,636
Allegion plc ....................... 9,002 885,437
Assa Abloy AB, Class B .............. 6,198 132,111
Builders FirstSource, Inc.
(c)
............ 8,219 891,926
Carrier Global Corp. ................. 33,580 1,600,423
Cie de Saint-Gobain SA .............. 7,830 426,219
Daikin Industries Ltd. ................ 5,400 778,566
Fortune Brands Innovations, Inc. ........ 3,131 174,710
Johnson Controls International plc ....... 36,411 1,784,867
Kingspan Group plc ................. 1,676 112,793
Lennox International, Inc. ............. 1,847 684,387
Rockwool A/S, Class B ............... 647 143,972
TOTO Ltd. ....................... 9,400 226,649
Trane Technologies plc ............... 4,901 932,709
9,139,405
Capital Markets — 2.3%
3i Group plc ...................... 27,177 640,768
Abrdn plc ........................ 31,728 60,572
Ameriprise Financial, Inc. ............. 1,178 370,563
Amundi SA
(b)(e)
..................... 2,815 147,054
Ares Management Corp., Class A ........ 2,629 259,193
Bank of New York Mellon Corp. (The) ..... 17,698 752,165
Blackstone, Inc., Class A .............. 18,943 1,749,386
Carlyle Group, Inc. (The) .............. 6,571 180,965
CBOE Global Markets, Inc. ............ 2,155 353,183
Charles Schwab Corp. (The) ........... 35,365 1,840,395
CME Group, Inc., Class A ............. 8,830 1,884,852
Daiwa Securities Group, Inc. ........... 88,400 509,756
Deutsche Bank AG (Registered) ......... 45,511 500,828
Deutsche Boerse AG ................ 6,171 1,015,725
EQT AB ......................... 8,205 149,904
Euronext NV
(b)(e)
.................... 2,891 201,614
FactSet Research Systems, Inc. ......... 1,278 551,955
Franklin Resources, Inc. .............. 10,647 242,645
Futu Holdings Ltd., ADR
(c)(d)
............ 2,646 146,721
Goldman Sachs Group, Inc. (The) ....... 8,220 2,495,674
Hargreaves Lansdown plc ............. 17,654 152,044
Hong Kong Exchanges & Clearing Ltd. .... 20,300 710,148
Intercontinental Exchange, Inc. ......... 9,393 1,009,184
Invesco Ltd. ...................... 10,251 132,955
Japan Exchange Group, Inc. ........... 18,700 369,789
Julius Baer Group Ltd. ............... 7,578 449,085
KKR & Co., Inc. .................... 37,320 2,067,528
London Stock Exchange Group plc ....... 10,115 1,020,554
Macquarie Group Ltd. ................ 6,300 647,577
MarketAxess Holdings, Inc. ............ 1,009 215,674
Moody's Corp. ..................... 4,815 1,483,020
Morgan Stanley .................... 33,472 2,370,487
MSCI, Inc. ....................... 2,245 1,058,630
Nasdaq, Inc. ...................... 10,859 538,606
Nomura Holdings, Inc. ............... 110,900 428,452
Northern Trust Corp. ................. 4,415 290,993
Partners Group Holding AG ............ 854 904,270
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. ......... 4,825 $ 460,498
Robinhood Markets, Inc., Class A
(c)
....... 11,539 105,466
S&P Global, Inc. ................... 7,145 2,495,820
SBI Holdings, Inc. .................. 10,000 215,149
Schroders plc ..................... 67,265 302,898
SEI Investments Co. ................. 1,825 97,930
St. James's Place plc ................ 19,183 149,547
State Street Corp. .................. 9,121 589,490
T. Rowe Price Group, Inc. ............. 6,464 584,992
UBS Group AG (Registered) ........... 72,931 1,713,619
34,618,323
Chemicals — 1.4%
Air Liquide SA ..................... 7,520 1,288,569
Air Products & Chemicals, Inc. .......... 8,633 2,438,305
Arkema SA ....................... 2,623 245,782
BASF SE ........................ 17,845 824,567
CF Industries Holdings, Inc. ............ 8,421 671,827
Clariant AG (Registered) .............. 25,480 362,018
Corteva, Inc. ...................... 28,956 1,393,942
Covestro AG
(b)(c)(e)
................... 6,819 345,465
Croda International plc ............... 3,304 176,091
Dow, Inc. ........................ 15,919 769,524
FMC Corp. ....................... 4,625 246,050
Givaudan SA (Registered) ............. 148 492,621
Linde plc ........................ 14,457 5,524,887
LyondellBasell Industries NV, Class A ..... 3,436 310,065
Mosaic Co. (The) ................... 70,379 2,285,910
Novozymes A/S, Class B .............. 4,085 183,592
Shin-Etsu Chemical Co. Ltd. ........... 29,100 870,188
Sika AG (Registered) ................ 2,371 567,403
Symrise AG ...................... 3,861 394,553
Toray Industries, Inc. ................ 61,200 296,076
Westlake Corp. .................... 2,682 309,396
19,996,831
Commercial Services & Supplies — 0.0%
Secom Co. Ltd. .................... 3,700 256,983
Veralto Corp.
(c)
..................... 2,778 191,682
448,665
Communications Equipment — 0.4%
Arista Networks, Inc.
(c)
............... 5,783 1,158,740
Cisco Systems, Inc. ................. 71,881 3,747,156
Nokia OYJ ....................... 157,488 524,543
Telefonaktiebolaget LM Ericsson, Class B .. 120,466 539,655
5,970,094
Construction & Engineering — 0.8%
AECOM ......................... 41,348 3,165,189
Bouygues SA ..................... 5,267 185,288
Eiffage SA ....................... 3,884 352,475
Ferrovial SE ...................... 33,625 1,011,979
Obayashi Corp. .................... 11,700 100,220
Quanta Services, Inc. ................ 31,070 5,192,419
Shimizu Corp. ..................... 43,900 312,414
Skanska AB, Class B ................ 34,202 513,507
Taisei Corp. ...................... 6,300 213,650
Vinci SA ......................... 8,731 965,425
12,012,566
Construction Materials — 0.2%
CRH plc ......................... 27,216 1,460,598
Heidelberg Materials AG .............. 8,323 604,194
Holcim AG
(c)
...................... 5,336 329,913

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials (continued)
James Hardie Industries plc, CDI
(c)
....... 13,989 $ 349,018
2,743,723
Consumer Finance — 0.3%
American Express Co. ............... 15,592 2,276,900
Capital One Financial Corp. ............ 10,449 1,058,379
Discover Financial Services ............ 7,256 595,572
Synchrony Financial ................. 9,732 272,983
4,203,834
Containers & Packaging — 2.4%
Amcor plc ........................ 250,465 2,226,634
Avery Dennison Corp. ................ 15,454 2,690,078
Ball Corp. ........................ 86,517 4,165,793
Crown Holdings, Inc. ................ 45,214 3,644,248
International Paper Co. ............... 298,546 10,069,956
Packaging Corp. of America ........... 48,815 7,471,136
Sealed Air Corp. ................... 43,754 1,347,186
SIG Group AG ..................... 6,869 151,439
WestRock Co. ..................... 99,816 3,586,389
35,352,859
Diversified REITs — 0.0%
Daiwa House REIT Investment Corp. ..... 85 150,429
Land Securities Group plc ............. 16,160 112,016
Nomura Real Estate Master Fund, Inc. .... 176 194,209
456,654
Electric Utilities — 1.0%
Acciona SA ....................... 1,051 132,503
BKW AG ........................ 776 130,452
Chubu Electric Power Co., Inc. .......... 13,000 157,094
CK Infrastructure Holdings Ltd. .......... 101,000 468,139
CLP Holdings Ltd. .................. 110,500 808,726
EDP - Energias de Portugal SA ......... 89,700 376,964
Endesa SA ....................... 17,405 327,469
Enel SpA ........................ 172,486 1,094,869
Fortum OYJ ...................... 12,789 151,849
Iberdrola SA ...................... 143,867 1,600,091
Kansai Electric Power Co., Inc. (The) ..... 7,400 94,748
NextEra Energy, Inc. ................ 71,543 4,170,957
Origin Energy Ltd. .................. 26,933 156,234
Orsted A/S
(b)(e)
..................... 5,295 255,850
Pinnacle West Capital Corp. ........... 2,538 188,269
Power Assets Holdings Ltd. ............ 156,000 745,809
PPL Corp. ....................... 40,204 987,812
Redeia Corp. SA ................... 2,272 35,432
Southern Co. (The) ................. 18,655 1,255,482
SSE plc ......................... 29,172 579,752
Terna - Rete Elettrica Nazionale ......... 33,640 257,583
Tokyo Electric Power Co. Holdings, Inc.
(c)
... 22,500 95,214
14,071,298
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................ 49,945 1,678,038
Fuji Electric Co. Ltd. ................. 9,500 361,709
Legrand SA ...................... 8,372 724,231
Mitsubishi Electric Corp. .............. 43,200 495,353
Nidec Corp. ...................... 9,200 337,466
Schneider Electric SE ................ 13,229 2,035,378
Vestas Wind Systems A/S
(c)
............ 22,852 495,312
6,127,487
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A ............. 3,704 298,357
Azbil Corp. ....................... 10,100 298,441
Halma plc ........................ 10,687 240,333
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Hirose Electric Co. Ltd. ............... 1,400 $ 158,619
Ibiden Co. Ltd. ..................... 3,500 149,227
Keyence Corp. .................... 3,200 1,238,780
Kyocera Corp. ..................... 4,300 211,953
Murata Manufacturing Co. Ltd. .......... 19,800 339,162
Omron Corp. ...................... 5,100 182,719
Shimadzu Corp. .................... 10,600 250,651
TDK Corp. ....................... 14,300 535,038
Yokogawa Electric Corp. .............. 15,900 288,668
4,191,948
Entertainment — 1.4%
Capcom Co. Ltd. ................... 3,100 99,787
Electronic Arts, Inc. ................. 5,705 706,222
Liberty Media Corp.-Liberty Formula One,
Class C
(c)
...................... 14,469 936,000
Live Nation Entertainment, Inc.
(c)
........ 18,627 1,490,533
Netflix, Inc.
(c)
...................... 20,414 8,404,240
Nintendo Co. Ltd. ................... 18,700 772,580
Roku, Inc., Class A
(c)
................. 10,192 607,137
Sea Ltd., ADR, Class A
(c)
.............. 6,557 273,427
Take-Two Interactive Software, Inc.
(c)
...... 4,330 579,137
Toho Co. Ltd. ..................... 9,400 321,133
Universal Music Group NV ............ 10,032 245,672
Walt Disney Co. (The)
(c)
.............. 66,315 5,410,641
Warner Bros Discovery, Inc.
(c)(d)
......... 136,453 1,356,343
21,202,852
Financial Services — 2.6%
Adyen NV
(b)(c)(e)
.................... 437 294,750
Apollo Global Management, Inc. ......... 3,313 256,559
Berkshire Hathaway, Inc., Class B
(c)
...... 38,967 13,300,606
Block, Inc., Class A
(c)
................ 3,478 139,990
Edenred SE ...................... 5,256 279,785
EXOR NV ........................ 4,263 365,890
Fidelity National Information Services, Inc. .. 15,095 741,315
Fiserv, Inc.
(c)
...................... 14,615 1,662,456
FleetCor Technologies, Inc.
(c)
........... 2,465 555,044
Global Payments, Inc. ............... 7,077 751,719
GMO Payment Gateway, Inc. ........... 2,600 103,842
Groupe Bruxelles Lambert NV .......... 3,635 265,866
Industrivarden AB, Class C ............ 7,683 198,139
Investor AB, Class B ................. 33,722 619,038
Jack Henry & Associates, Inc. .......... 1,554 219,099
L E Lundbergforetagen AB, Class B ...... 6,808 278,039
M&G plc ......................... 76,477 184,679
Mastercard, Inc., Class A .............. 15,954 6,004,288
Mitsubishi HC Capital, Inc. ............. 54,800 361,254
Nexi SpA
(b)(c)(e)
..................... 31,497 183,023
ORIX Corp. ....................... 38,200 694,719
PayPal Holdings, Inc.
(c)
............... 28,898 1,496,916
Visa, Inc., Class A .................. 38,529 9,058,168
Worldline SA
(b)(c)(e)
.................. 5,850 74,388
38,089,572
Food Products — 0.6%
Archer-Daniels-Midland Co. ............ 12,230 875,301
Chocoladefabriken Lindt & Spruengli AG ... 16 177,139
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 7 761,831
Danone SA ....................... 2,899 172,463
General Mills, Inc. .................. 4,878 318,241
Hershey Co. (The) .................. 1,298 243,180
Kerry Group plc, Class A .............. 1,829 141,279
Lamb Weston Holdings, Inc. ........... 2,102 188,760
McCormick & Co., Inc. (Non-Voting) ...... 4,902 313,238

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Mondelez International, Inc., Class A ...... 5,329 $ 352,833
Nestle SA (Registered) ............... 45,555 4,912,596
Tyson Foods, Inc., Class A ............ 4,899 227,069
8,683,930
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 3,022 325,349
Hong Kong & China Gas Co. Ltd. ........ 197,222 137,288
Naturgy Energy Group SA ............. 9,837 278,335
Osaka Gas Co. Ltd. ................. 11,200 211,207
Snam SpA ....................... 47,547 218,029
Tokyo Gas Co. Ltd. ................. 11,800 264,994
1,435,202
Ground Transportation — 0.3%
Central Japan Railway Co. ............ 19,500 438,914
CSX Corp. ....................... 28,344 846,068
East Japan Railway Co. .............. 6,500 337,593
Norfolk Southern Corp. ............... 2,653 506,166
Old Dominion Freight Line, Inc. ......... 279 105,088
Union Pacific Corp. ................. 10,420 2,163,296
4,397,125
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories ................. 41,197 3,895,176
Alcon, Inc. ....................... 12,020 860,346
Align Technology, Inc.
(c)
............... 838 154,686
Asahi Intecc Co. Ltd. ................ 5,900 99,135
Baxter International, Inc. .............. 7,342 238,101
Becton Dickinson & Co. .............. 4,550 1,150,149
Boston Scientific Corp.
(c)
.............. 23,725 1,214,483
Coloplast A/S, Class B ............... 3,707 386,582
Demant A/S
(c)
..................... 3,833 146,266
Dexcom, Inc.
(c)
..................... 4,267 379,038
Edwards Lifesciences Corp.
(c)
.......... 8,019 510,971
EssilorLuxottica SA ................. 6,569 1,189,538
GE HealthCare Technologies, Inc. ....... 3,494 232,596
Hoya Corp. ....................... 8,500 818,283
IDEXX Laboratories, Inc.
(c)
............. 1,189 474,970
Intuitive Surgical, Inc.
(c)
............... 6,233 1,634,417
Koninklijke Philips NV
(c)
............... 12,588 239,455
Medtronic plc ..................... 20,789 1,466,872
Olympus Corp. .................... 31,600 422,029
Siemens Healthineers AG
(b)(e)
........... 5,293 260,398
Sonova Holding AG (Registered) ........ 1,036 245,546
STERIS plc ....................... 948 199,061
Straumann Holding AG (Registered) ...... 2,690 317,915
Stryker Corp. ..................... 5,638 1,523,500
Sysmex Corp. ..................... 5,200 249,095
Terumo Corp. ..................... 22,400 612,823
Zimmer Biomet Holdings, Inc. .......... 1,356 141,580
19,063,011
Health Care Providers & Services — 0.7%
Cigna Group (The) .................. 522 161,402
Elevance Health, Inc. ................ 2,006 902,881
Fresenius SE & Co. KGaA ............. 8,371 215,330
Humana, Inc. ..................... 810 424,189
UnitedHealth Group, Inc. .............. 16,302 8,730,699
10,434,501
Health Care REITs — 0.0%
Welltower, Inc. ..................... 2,128 177,922
Health Care Technology — 0.0%
M3, Inc. ......................... 10,100 155,552
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.5%
Accor SA ........................ 7,964 $ 254,072
Airbnb, Inc., Class A
(c)
................ 4,060 480,258
Booking Holdings, Inc.
(c)
.............. 428 1,193,932
Compass Group plc ................. 18,927 477,176
Entain plc ........................ 21,709 246,447
Flutter Entertainment plc
(c)
............. 1,351 212,185
Galaxy Entertainment Group Ltd. ........ 75,000 421,610
InterContinental Hotels Group plc ........ 3,585 254,042
Marriott International, Inc., Class A ....... 1,868 352,230
McDonald's Corp. .................. 7,594 1,990,919
McDonald's Holdings Co. Japan Ltd. ...... 4,400 171,194
MGM Resorts International ............ 3,283 114,642
Norwegian Cruise Line Holdings Ltd.
(c)
..... 9,530 129,608
Oriental Land Co. Ltd. ............... 24,100 779,523
Sands China Ltd.
(c)
.................. 31,200 83,992
Starbucks Corp. .................... 6,134 565,800
Whitbread plc ..................... 5,049 204,728
7,932,358
Household Durables — 0.6%
Barratt Developments plc ............. 63,317 319,320
Berkeley Group Holdings plc ........... 7,650 376,049
DR Horton, Inc. .................... 14,586 1,522,778
Iida Group Holdings Co. Ltd. ........... 15,600 242,224
Lennar Corp., Class A ................ 12,895 1,375,639
NVR, Inc.
(c)
....................... 207 1,120,412
Open House Group Co. Ltd. ........... 3,500 115,361
Panasonic Holdings Corp. ............. 25,500 223,724
Persimmon plc .................... 7,491 92,769
PulteGroup, Inc. ................... 12,958 953,579
Sekisui Chemical Co. Ltd. ............. 7,400 101,357
Sekisui House Ltd. .................. 21,400 419,071
Sony Group Corp. .................. 22,100 1,837,369
Taylor Wimpey plc .................. 237,023 320,134
9,019,786
Household Products — 2.2%
Church & Dwight Co., Inc. ............. 34,896 3,173,442
Clorox Co. (The) ................... 20,104 2,366,241
Colgate-Palmolive Co. ............... 64,598 4,852,602
Henkel AG & Co. KGaA .............. 4,610 291,354
Kimberly-Clark Corp. ................ 19,992 2,391,843
Procter & Gamble Co. (The) ........... 124,877 18,735,296
Reckitt Benckiser Group plc ............ 14,757 987,346
Unicharm Corp. .................... 4,400 149,507
32,947,631
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 137,768 2,052,743
RWE AG ........................ 21,420 819,646
Vistra Corp. ...................... 22,243 727,791
3,600,180
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............ 82,500 417,639
Hikari Tsushin, Inc. .................. 2,000 288,546
Hitachi Ltd. ....................... 18,700 1,185,330
Jardine Cycle & Carriage Ltd. .......... 21,900 451,135
Jardine Matheson Holdings Ltd. ......... 10,900 441,680
Keppel Corp. Ltd. ................... 140,900 639,594
Siemens AG (Registered) ............. 17,225 2,285,738
5,709,662
Industrial REITs — 0.1%
GLP J-REIT ...................... 150 134,349
Goodman Group ................... 23,521 311,228
Nippon Prologis REIT, Inc. ............. 14 24,911

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Prologis, Inc. ...................... 11,919 $ 1,200,839
Segro plc ........................ 25,857 224,753
1,896,080
Insurance — 1.9%
Aflac, Inc. ........................ 62,764 4,902,496
AIA Group Ltd. .................... 267,800 2,325,524
Allianz SE (Registered) ............... 9,715 2,275,666
American International Group, Inc. ....... 14,322 878,082
Assicurazioni Generali SpA ............ 9,787 194,406
Assurant, Inc. ..................... 1,112 165,577
AXA SA ......................... 32,526 963,759
Baloise Holding AG (Registered) ........ 1,145 164,406
Dai-ichi Life Holdings, Inc. ............. 12,000 253,500
Fidelity National Financial, Inc., Class A .... 3,672 143,538
Globe Life, Inc. .................... 10,257 1,193,505
Hannover Rueck SE ................. 1,897 418,883
Hartford Financial Services Group, Inc. (The) 12,019 882,796
Japan Post Holdings Co. Ltd. ........... 25,800 228,361
Mandatum OYJ
(c)
................... 13,295 51,374
MetLife, Inc. ...................... 79,020 4,741,990
MS&AD Insurance Group Holdings, Inc. ... 4,500 164,882
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 3,334 1,337,961
Principal Financial Group, Inc. .......... 25,346 1,715,417
Prudential Financial, Inc. .............. 13,246 1,211,214
Prudential plc ..................... 43,090 450,566
Sampo OYJ, Class A ................ 14,786 581,516
Sompo Holdings, Inc. ................ 2,900 125,628
Swiss Life Holding AG (Registered) ....... 773 496,483
Swiss Re AG ...................... 5,042 550,903
T&D Holdings, Inc. .................. 7,200 128,442
Talanx AG ........................ 1,640 103,352
Tokio Marine Holdings, Inc. ............ 26,700 597,339
Tryg A/S ......................... 6,870 134,154
Zurich Insurance Group AG ............ 3,084 1,464,877
28,846,597
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A
(c)
.............. 122,736 15,229,083
Alphabet, Inc., Class C
(c)
.............. 103,245 12,936,598
Auto Trader Group plc
(b)(e)
............. 15,459 116,936
Meta Platforms, Inc., Class A
(c)
.......... 46,112 13,892,162
42,174,779
IT Services — 0.6%
Accenture plc, Class A ............... 11,118 3,303,047
Bechtle AG ....................... 4,418 197,453
Capgemini SE ..................... 2,296 405,769
Cognizant Technology Solutions Corp., Class A 7,818 504,026
Fujitsu Ltd. ....................... 5,500 712,512
International Business Machines Corp. .... 14,256 2,061,988
NEC Corp. ....................... 5,200 250,383
Nomura Research Institute Ltd. ......... 9,700 254,625
Obic Co. Ltd. ...................... 2,900 428,667
Otsuka Corp. ..................... 6,900 276,653
SCSK Corp. ...................... 17,500 298,730
TIS, Inc. ......................... 9,300 199,158
8,893,011
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ........... 17,600 364,646
Hasbro, Inc. ...................... 12,670 572,050
936,696
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............. 7,211 $ 745,401
Avantor, Inc.
(c)
..................... 23,681 412,760
Bio-Rad Laboratories, Inc., Class A
(c)
...... 350 96,348
Bio-Techne Corp. ................... 2,730 149,140
Charles River Laboratories International, Inc.
(c)
666 112,128
Danaher Corp. .................... 15,547 2,985,335
Eurofins Scientific SE ................ 3,330 168,950
Illumina, Inc.
(c)
..................... 3,580 391,724
IQVIA Holdings, Inc.
(c)
................ 5,664 1,024,221
Lonza Group AG (Registered) .......... 1,558 545,618
Mettler-Toledo International, Inc.
(c)
........ 568 559,594
QIAGEN NV
(c)
..................... 8,603 320,617
Repligen Corp.
(c)
................... 698 93,923
Revvity, Inc. ...................... 3,179 263,380
Sartorius Stedim Biotech .............. 989 185,163
Thermo Fisher Scientific, Inc. ........... 9,897 4,401,889
Waters Corp.
(c)
.................... 1,631 389,042
West Pharmaceutical Services, Inc. ...... 1,494 475,525
13,320,758
Machinery — 0.9%
Alstom SA ....................... 9,354 126,676
Atlas Copco AB, Class A .............. 16,925 219,162
Daifuku Co. Ltd. .................... 21,200 350,285
Daimler Truck Holding AG ............. 15,558 488,836
Deere & Co. ...................... 1,446 528,310
Dover Corp. ...................... 1,125 146,194
FANUC Corp. ..................... 19,100 473,994
Fortive Corp. ...................... 11,718 764,951
GEA Group AG .................... 7,929 271,175
Hitachi Construction Machinery Co. Ltd. ... 4,100 105,927
IDEX Corp. ....................... 695 133,030
Illinois Tool Works, Inc. ............... 2,098 470,204
Ingersoll Rand, Inc. ................. 8,109 492,054
Komatsu Ltd. ..................... 23,600 542,243
Kone OYJ, Class B ................. 18,081 782,968
Kubota Corp. ..................... 40,700 547,384
Kurita Water Industries Ltd. ............ 4,900 148,879
Metso OYJ ....................... 28,531 251,370
MinebeaMitsumi, Inc. ................ 7,500 117,595
MISUMI Group, Inc. ................. 9,300 140,790
Mitsubishi Heavy Industries Ltd. ......... 5,700 293,577
Otis Worldwide Corp. ................ 4,536 350,225
Parker-Hannifin Corp. ................ 4,080 1,505,153
Pentair plc ....................... 9,372 544,701
Schindler Holding AG ................ 2,724 551,127
SMC Corp. ....................... 1,400 646,468
Snap-on, Inc. ..................... 716 184,685
Stanley Black & Decker, Inc. ........... 5,238 445,492
Techtronic Industries Co. Ltd. ........... 30,500 278,450
Toyota Industries Corp. ............... 2,500 185,287
VAT Group AG
(b)(e)
.................. 1,027 364,194
Wartsila OYJ Abp ................... 9,373 111,853
Xylem, Inc. ....................... 7,834 732,792
Yaskawa Electric Corp. ............... 3,800 124,386
13,420,417
Marine Transportation — 0.1%
AP Moller - Maersk A/S, Class B ......... 94 156,626
Kuehne + Nagel International AG (Registered) 2,236 602,968
759,594
Media — 1.3%
Charter Communications, Inc., Class A
(c)
... 7,561 3,045,571
Comcast Corp., Class A .............. 177,340 7,322,369
Dentsu Group, Inc. .................. 7,600 220,750

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Fox Corp., Class A .................. 16,144 $ 490,616
Fox Corp., Class B .................. 10,801 301,456
Informa plc ....................... 53,512 463,654
Interpublic Group of Cos., Inc. (The) ...... 35,229 1,000,504
Liberty Broadband Corp., Class C
(c)
....... 9,895 824,352
Liberty Media Corp.-Liberty SiriusXM
(c)
.... 13,990 343,454
News Corp., Class A ................. 22,979 475,205
News Corp., Class B ................ 2,588 55,487
Omnicom Group, Inc. ................ 15,870 1,188,822
Paramount Global, Class B ............ 65,989 717,960
Publicis Groupe SA ................. 3,902 297,111
Sirius XM Holdings, Inc.
(d)
............. 236,799 1,013,500
Trade Desk, Inc. (The), Class A
(c)
........ 12,198 865,570
Vivendi SE ....................... 25,669 230,187
WPP plc ......................... 13,380 115,218
18,971,786
Metals & Mining — 2.5%
Anglo American plc ................. 25,948 661,145
Antofagasta plc .................... 12,120 198,181
BHP Group Ltd. .................... 92,799 2,626,906
Cleveland-Cliffs, Inc.
(c)
............... 92,231 1,547,636
Endeavour Mining plc ................ 21,627 446,211
Freeport-McMoRan, Inc. .............. 317,453 10,723,562
Glencore plc ...................... 246,847 1,307,507
IGO Ltd. ......................... 24,145 146,207
Mineral Resources Ltd. ............... 4,684 172,639
Newcrest Mining Ltd.
(f)
............... 54,413 834,066
Newmont Corp. .................... 184,287 6,905,234
Northern Star Resources Ltd. ........... 91,948 673,315
Nucor Corp. ...................... 28,221 4,170,782
Pilbara Minerals Ltd. ................. 50,965 119,717
Reliance Steel & Aluminum Co. ......... 8,028 2,042,163
Rio Tinto Ltd. ..................... 4,629 345,777
Rio Tinto plc ...................... 22,825 1,456,247
Steel Dynamics, Inc. ................. 24,147 2,571,897
Sumitomo Metal Mining Co. Ltd. ......... 8,400 235,972
37,185,164
Multi-Utilities — 1.4%
Ameren Corp. ..................... 15,344 1,161,694
CenterPoint Energy, Inc. .............. 50,384 1,354,322
Centrica plc ...................... 95,180 182,203
CMS Energy Corp. .................. 19,519 1,060,662
Consolidated Edison, Inc. ............. 18,061 1,585,575
Dominion Energy, Inc. ................ 43,009 1,734,123
DTE Energy Co. ................... 12,246 1,180,269
E.ON SE ........................ 71,344 848,860
Engie SA ........................ 34,039 541,387
National Grid plc ................... 76,158 908,030
NiSource, Inc. ..................... 46,701 1,174,997
Public Service Enterprise Group, Inc. ..... 64,400 3,970,260
Sempra ......................... 35,230 2,467,157
Veolia Environnement SA ............. 22,574 618,537
WEC Energy Group, Inc. .............. 33,079 2,692,300
21,480,376
Office REITs — 0.1%
Gecina SA ....................... 1,657 162,702
Japan Real Estate Investment Corp. ...... 77 286,003
Keppel REIT ...................... 28,180 16,363
Nippon Building Fund, Inc. ............. 54 216,969
682,037
Oil, Gas & Consumable Fuels — 2.4%
BP plc .......................... 300,200 1,833,027
Chevron Corp. ..................... 32,300 4,707,079
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips .................... 21,360 $ 2,537,568
Coterra Energy, Inc. ................. 4,667 128,342
Devon Energy Corp. ................. 5,631 262,236
Diamondback Energy, Inc. ............. 2,197 352,223
ENEOS Holdings, Inc. ............... 79,800 295,692
Eni SpA ......................... 44,859 733,340
EOG Resources, Inc. ................ 9,014 1,138,018
Exxon Mobil Corp. .................. 82,346 8,716,324
Galp Energia SGPS SA .............. 11,060 166,506
Hess Corp. ....................... 4,028 581,643
Inpex Corp. ....................... 28,900 419,364
Marathon Petroleum Corp. ............ 5,337 807,221
Matador Resources Co. .............. 939 57,927
Neste OYJ ....................... 10,743 361,050
Occidental Petroleum Corp. ............ 9,255 572,052
ONEOK, Inc. ...................... 6,517 424,908
Phillips 66 ........................ 5,665 646,207
Pioneer Natural Resources Co. ......... 3,199 764,561
Repsol SA ....................... 16,670 244,085
Santos Ltd. ....................... 57,851 282,282
Shell plc ......................... 121,155 3,904,444
Targa Resources Corp. ............... 2,002 167,387
Texas Pacific Land Corp. .............. 360 664,542
TotalEnergies SE ................... 40,667 2,718,893
Valero Energy Corp. ................. 4,682 594,614
Williams Cos., Inc. (The) .............. 21,880 752,672
Woodside Energy Group Ltd. ........... 34,362 748,398
35,582,605
Paper & Forest Products — 0.0%
Oji Holdings Corp. .................. 50,100 214,272
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(c)
............... 2,850 90,146
American Airlines Group, Inc.
(c)
.......... 14,635 163,180
ANA Holdings, Inc.
(c)
................. 18,900 371,042
Delta Air Lines, Inc. ................. 10,567 330,219
Deutsche Lufthansa AG (Registered)
(c)
.... 19,040 133,508
Japan Airlines Co. Ltd. ............... 7,700 141,555
Southwest Airlines Co. ............... 8,838 196,469
United Airlines Holdings, Inc.
(c)
.......... 7,347 257,218
1,683,337
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A .... 28,491 3,671,635
Haleon plc ....................... 83,811 335,922
Kao Corp. ........................ 6,300 229,849
Kenvue, Inc. ...................... 147,897 2,750,884
L'Oreal SA ....................... 6,145 2,582,932
Unilever plc ....................... 44,033 2,085,433
11,656,655
Pharmaceuticals — 5.1%
Astellas Pharma, Inc. ................ 46,300 585,689
AstraZeneca plc ................... 26,966 3,376,244
Bayer AG (Registered) ............... 18,284 790,025
Bristol-Myers Squibb Co. .............. 85,241 4,392,469
Catalent, Inc.
(c)
.................... 17,930 616,613
Chugai Pharmaceutical Co. Ltd. ......... 19,100 566,440
Daiichi Sankyo Co. Ltd. ............... 35,800 923,074
Eisai Co. Ltd. ..................... 5,400 286,083
Eli Lilly & Co. ..................... 27,125 15,025,351
GSK plc ......................... 67,995 1,212,131
Ipsen SA ........................ 1,672 197,618
Jazz Pharmaceuticals plc
(c)
............ 4,034 512,399
Johnson & Johnson ................. 65,202 9,672,065
Kyowa Kirin Co. Ltd. ................. 6,500 101,948

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. ................... 87,211 $ 8,956,570
Merck KGaA ...................... 2,815 425,173
Novartis AG (Registered) ............. 37,153 3,478,248
Novo Nordisk A/S, Class B ............ 60,087 5,796,968
Ono Pharmaceutical Co. Ltd. ........... 10,200 176,149
Organon & Co. .................... 5,725 84,673
Otsuka Holdings Co. Ltd. ............. 11,100 373,470
Pfizer, Inc. ....................... 211,115 6,451,674
Roche Holding AG .................. 13,180 3,407,685
Royalty Pharma plc, Class A ........... 11,402 306,372
Sandoz Group AG
(c)
................. 7,430 193,173
Sanofi SA ........................ 21,718 1,972,129
Shionogi & Co. Ltd. ................. 10,600 493,585
Takeda Pharmaceutical Co. Ltd. ......... 37,100 1,007,070
Viatris, Inc. ....................... 68,883 613,059
Zoetis, Inc., Class A ................. 22,640 3,554,480
75,548,627
Professional Services — 0.4%
Automatic Data Processing, Inc. ......... 2,006 437,749
Bureau Veritas SA .................. 10,722 244,223
Experian plc ...................... 43,644 1,324,108
Intertek Group plc .................. 2,939 136,880
Jacobs Solutions, Inc. ................ 3,373 449,621
Paychex, Inc. ..................... 1,246 138,368
Paycom Software, Inc. ............... 853 208,960
Recruit Holdings Co. Ltd. ............. 31,800 911,792
RELX plc ........................ 24,252 847,067
Wolters Kluwer NV .................. 4,683 600,857
5,299,625
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A
(c)
........... 1,478 102,485
CK Asset Holdings Ltd. ............... 128,500 642,285
CoStar Group, Inc.
(c)
................. 2,079 152,619
Daito Trust Construction Co. Ltd. ........ 2,800 300,346
Daiwa House Industry Co. Ltd. .......... 15,300 420,837
Henderson Land Development Co. Ltd. .... 76,000 198,851
Hongkong Land Holdings Ltd. .......... 58,900 186,814
Hulic Co. Ltd. ..................... 33,100 303,465
LEG Immobilien SE
(c)
................ 1,953 122,085
Mitsubishi Estate Co. Ltd. ............. 32,300 413,450
Mitsui Fudosan Co. Ltd. .............. 20,500 444,335
Sino Land Co. Ltd. .................. 76,000 75,873
Sumitomo Realty & Development Co. Ltd. .. 5,900 148,054
Sun Hung Kai Properties Ltd. ........... 72,000 739,347
Swire Pacific Ltd., Class A ............. 33,000 210,799
Swire Properties Ltd. ................ 90,400 175,033
Swiss Prime Site AG (Registered) ........ 6,988 649,520
Vonovia SE ....................... 15,219 350,373
Wharf Real Estate Investment Co. Ltd. .... 48,000 167,906
5,804,477
Retail REITs — 0.0%
Federal Realty Investment Trust ......... 1,644 149,916
Japan Metropolitan Fund Investment Corp. . 182 117,453
Link REIT ........................ 87,240 400,357
667,726
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.
(c)
......... 28,291 2,786,664
Advantest Corp. .................... 14,800 381,228
Analog Devices, Inc. ................. 5,813 914,559
Applied Materials, Inc. ............... 23,200 3,070,520
ASM International NV ................ 784 323,541
ASML Holding NV .................. 6,925 4,162,759
BE Semiconductor Industries NV ........ 9,925 1,025,249
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. .................... 7,416 $ 6,239,600
Disco Corp. ....................... 1,400 247,239
Enphase Energy, Inc.
(c)
............... 2,714 215,980
Entegris, Inc. ...................... 2,007 176,696
First Solar, Inc.
(c)
................... 772 109,971
Infineon Technologies AG ............. 21,234 620,250
Intel Corp. ....................... 78,001 2,847,037
KLA Corp. ........................ 3,009 1,413,327
Lam Research Corp. ................ 3,812 2,242,295
Lasertec Corp. .................... 3,200 528,577
Micron Technology, Inc. ............... 16,229 1,085,233
Monolithic Power Systems, Inc. ......... 756 333,955
NVIDIA Corp. ..................... 50,916 20,763,545
NXP Semiconductors NV ............. 2,112 364,172
Qorvo, Inc.
(c)
...................... 1,494 130,606
QUALCOMM, Inc. .................. 22,852 2,490,639
Renesas Electronics Corp.
(c)
........... 21,300 279,789
Rohm Co. Ltd. ..................... 6,600 105,745
Skyworks Solutions, Inc. .............. 5,046 437,690
STMicroelectronics NV ............... 40,167 1,531,170
Teradyne, Inc. ..................... 6,257 521,020
Texas Instruments, Inc. ............... 12,991 1,844,852
Tokyo Electron Ltd. ................. 10,100 1,334,591
58,528,499
Software — 6.5%
Adobe, Inc.
(c)
...................... 11,176 5,946,303
ANSYS, Inc.
(c)
..................... 1,568 436,312
Autodesk, Inc.
(c)
.................... 2,264 447,434
BILL Holdings, Inc.
(c)
................. 1,573 143,599
Cadence Design Systems, Inc.
(c)
........ 6,953 1,667,677
Crowdstrike Holdings, Inc., Class A
(c)
...... 1,046 184,901
Dassault Systemes SE ............... 22,658 933,359
Datadog, Inc., Class A
(c)
.............. 2,199 179,152
Fair Isaac Corp.
(c)
................... 813 687,692
Fortinet, Inc.
(c)
..................... 15,653 894,882
HubSpot, Inc.
(c)
.................... 284 120,351
Intuit, Inc. ........................ 7,865 3,892,782
Manhattan Associates, Inc.
(c)
........... 1,184 230,856
Microsoft Corp. .................... 169,226 57,217,003
Nemetschek SE .................... 1,545 115,448
Oracle Corp. ...................... 37,999 3,929,097
Oracle Corp. Japan ................. 3,100 219,913
Palantir Technologies, Inc., Class A
(c)
...... 12,382 183,254
Palo Alto Networks, Inc.
(c)(d)
............ 8,342 2,027,273
Roper Technologies, Inc. .............. 3,410 1,666,024
Sage Group plc (The) ................ 24,631 290,986
Salesforce, Inc.
(c)
................... 23,942 4,808,272
SAP SE ......................... 27,374 3,671,738
ServiceNow, Inc.
(c)
.................. 5,194 3,022,129
Splunk, Inc.
(c)
..................... 1,562 229,864
Synopsys, Inc.
(c)
................... 3,047 1,430,384
Temenos AG (Registered) ............. 3,880 279,537
Tyler Technologies, Inc.
(c)
............. 1,556 580,232
VMware, Inc., Class A
(c)
.............. 848 123,511
Workday, Inc., Class A
(c)
.............. 1,346 284,962
Zoom Video Communications, Inc., Class A
(c)
2,682 160,866
Zscaler, Inc.
(c)
..................... 840 133,300
96,139,093
Specialized REITs — 0.1%
American Tower Corp. ............... 4,853 864,756
Digital Realty Trust, Inc. .............. 2,110 262,400
Equinix, Inc. ...................... 1,121 817,926

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Public Storage ..................... 606 $ 144,658
2,089,740
Specialty Retail — 1.8%
AutoZone, Inc.
(c)
................... 602 1,491,232
Best Buy Co., Inc. .................. 5,060 338,109
Burlington Stores, Inc.
(c)
.............. 8,285 1,002,734
CarMax, Inc.
(c)
..................... 9,928 606,501
Dufry AG (Registered)
(c)
.............. 7,380 258,701
Fast Retailing Co. Ltd. ............... 1,600 354,234
Home Depot, Inc. (The) .............. 29,068 8,275,369
Lowe's Cos., Inc. ................... 18,907 3,603,107
O'Reilly Automotive, Inc.
(c)
............. 1,811 1,685,027
Ross Stores, Inc. ................... 29,801 3,456,022
TJX Cos., Inc. (The) ................. 56,133 4,943,633
Zalando SE
(b)(c)(e)
................... 7,180 167,944
26,182,613
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ....................... 277,424 47,375,697
FUJIFILM Holdings Corp. ............. 7,100 388,354
Logitech International SA (Registered) ..... 5,577 438,973
48,203,024
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG ....................... 3,569 634,596
Cie Financiere Richemont SA (Registered) .. 8,902 1,050,218
Deckers Outdoor Corp.
(c)
.............. 1,475 880,663
Hermes International SCA ............. 259 483,249
Kering SA ........................ 918 373,352
Lululemon Athletica, Inc.
(c)(d)
............ 2,403 945,532
LVMH Moet Hennessy Louis Vuitton SE .... 4,390 3,142,935
Moncler SpA ...................... 5,180 269,035
NIKE, Inc., Class B ................. 47,874 4,920,011
Pandora A/S ...................... 4,583 519,806
Puma SE ........................ 3,402 192,785
Ralph Lauren Corp., Class A ........... 905 101,840
Tapestry, Inc. ...................... 5,192 143,092
VF Corp. ........................ 27,098 399,154
14,056,268
Tobacco — 0.0%
British American Tobacco plc ........... 12,156 363,130
Trading Companies & Distributors — 1.0%
Ashtead Group plc .................. 15,281 876,404
Brenntag SE ...................... 4,993 371,287
Bunzl plc ........................ 4,065 145,024
Fastenal Co. ...................... 49,371 2,880,304
Ferguson plc ...................... 10,160 1,526,032
IMCD NV ........................ 2,455 295,571
ITOCHU Corp. .................... 25,700 925,740
Marubeni Corp. .................... 49,900 729,627
Mitsubishi Corp. .................... 23,500 1,095,466
Mitsui & Co. Ltd. ................... 27,200 988,562
Toyota Tsusho Corp. ................. 2,000 106,472
United Rentals, Inc. ................. 5,592 2,271,862
Watsco, Inc. ...................... 2,371 827,218
WW Grainger, Inc. .................. 2,818 2,056,661
15,096,230
Transportation Infrastructure — 0.0%
Transurban Group
(g)
................. 87,207 656,537
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 28,318 3,331,613
Essential Utilities, Inc. ................ 37,365 1,250,233
Severn Trent plc ................... 10,850 350,263
Security
Shares
Shares Value
Water Utilities (continued)
United Utilities Group plc .............. 26,318 $ 340,386
5,272,495
Total Common Stocks — 69.7%
(Cost: $869,482,028) ............................. 1,035,831,345
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(f)(i)
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) . 4,422 197,920
Volkswagen AG (Preference) ........... 3,234 342,968
540,888
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ...... 5,226 376,978
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 619 155,146
Total Preferred Securities — 0.1%
(Cost: $1,279,080) .............................. 1,073,012
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c)(f)
.............. 843 2,293
Total Rights — 0.0%
(Cost: $860) ................................... 2,293
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(c)
1,587 63,258
Total Warrants — 0.0%
(Cost: $7,856) ................................. 63,258
Total Long-Term Investments — 69.8%
(Cost: $870,977,703) ............................. 1,036,969,908

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.24% ................... 13,482,852 $ 13,482,852
SL Liquidity Series, LLC, Money Market Series,
5.53%
(l)
....................... 2,605,178 2,606,220
Total Money Market Funds — 1.1%
(Cost: $16,088,961) .............................. 16,089,072
Par (000)
Pa r (000)
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
(m)(n)
5.37%, 01/11/24 ................. USD 48,588 48,080,360
5.39%, 01/18/24 ................. 50,890 50,304,235
5.43%, 01/23/24 ................. 85,290 84,244,213
5.43%, 02/27/24 ................. 82,138 80,700,984
Total U.S. Treasury Obligations — 17.7%
(Cost: $263,339,870) ............................. 263,329,792
Total Short-Term Securities — 18.8%
(Cost: $279,428,831) ............................. 279,418,864
Total Investments — 88.6%
(Cost: $1,150,406,534 ) ........................... 1,316,388,772
Other Assets Less Liabilities — 11.4% .................. 169,656,013
Net Assets — 100.0% ..............................
$ 1,486,044,785
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
All or a portion of the security has been pledged in connection with outstanding futures contracts.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 102,641,987 $ — $ (89,159,135)
(a)
$ — $ — $ 13,482,852 13,482,852 $ 1,635,140 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 38,627 2,567,209
(a)
— 278 106 2,606,220 2,605,178 12,714
(b)
—
$ 278 $ 106 $ 16,089,072 $ 1,647,854 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 1,773 11/17/23 $ 169,640 $ (2,949,172)
MSCI Singapore Index ...................................................... 620 11/29/23 12,321 (55,251)
Euro-Bund .............................................................. 97 12/07/23 13,239 21,277
S&P/TSX 60 Index ......................................................... 104 12/14/23 17,024 (1,189,836)
Australia 10-Year Bond ...................................................... 85 12/15/23 5,837 (118,057)
DAX Index .............................................................. 154 12/15/23 60,704 (1,639,490)
FTSE/MIB Index ........................................................... 1,036 12/15/23 152,015 (1,696,348)
MSCI EAFE E-Mini Index ..................................................... 168 12/15/23 16,582 (767,355)
S&P 500 E-Mini Index ....................................................... 143 12/15/23 30,118 (1,685,179)
WIG20 Index ............................................................. 101 12/15/23 1,042 98,305
U.S. Treasury Long Bond ..................................................... 458 12/19/23 49,893 (3,866,521)
FTSE/JSE Top 40 Index ..................................................... 1,766 12/21/23 61,005 (3,344,895)
SPI 200 Index ............................................................ 933 12/21/23 100,775 (1,264,143)
Long Gilt ................................................................ 3,184 12/27/23 360,529 (3,870,142)
(22,326,807)
Short Contracts
CAC 40 Index ............................................................ 1,653 11/17/23 120,886 1,126,188
OMX Stockholm 30 Index .................................................... 8,461 11/17/23 157,892 5,210,965
IFSC NIFTY 50 Index ....................................................... 1,336 11/30/23 51,204 (251)
Euro-Bobl ............................................................... 1,440 12/07/23 177,187 1,332,290
Euro-Bund .............................................................. 1,051 12/07/23 143,445 1,455,358
TOPIX Index ............................................................. 255 12/07/23 38,418 (556,937)
Japan 10-Year Bond ........................................................ 314 12/13/23 297,790 4,691,267
Australia 10-Year Bond ...................................................... 161 12/15/23 11,055 482,383
FTSE 100 Index ........................................................... 477 12/15/23 42,575 1,106,817
Mini-DAX Index ........................................................... 184 12/15/23 14,506 743,387
MSCI EAFE E-Mini Index ..................................................... 2,658 12/15/23 262,358 14,947,367
S&P 500 E-Mini Index ....................................................... 2,197 12/15/23 462,716 24,247,575
Canada 10-Year Bond ....................................................... 2,693 12/18/23 223,188 2,165,640
U.S. Treasury 10-Year Note ................................................... 1,401 12/19/23 148,550 136,071
U.S. Treasury Long Bond ..................................................... 666 12/19/23 72,552 6,806,746
U.S. Treasury Ultra Bond ..................................................... 294 12/19/23 32,809 4,061,446
SET50 Index ............................................................. 14,738 12/28/23 70,458 5,154,398
73,110,710
$ 50,783,903
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,011,370 AUD 7,827,000 Goldman Sachs International 12/20/23 $ 38,064
USD 2,051,628 AUD 3,223,000 HSBC Bank plc 12/20/23 3,722
USD 6,512,670 CAD 9,008,000 Goldman Sachs International 12/20/23 11,333
USD 2,501,764 CAD 3,411,000 Morgan Stanley & Co. International plc 12/20/23 39,946
USD 6,170,082 CHF 5,447,000 HSBC Bank plc 12/20/23 148,141
USD 13,840,055 CLP 12,390,309,000 Citibank NA 12/20/23 37,114
USD 793,004 CLP 708,153,000 Morgan Stanley & Co. International plc 12/20/23 4,114
USD 9,162,029 EUR 8,606,000 HSBC Bank plc 12/20/23 34,962
USD 13,467,656 EUR 12,507,000 JPMorgan Chase Bank NA 12/20/23 203,395
USD 6,090,922 GBP 4,989,000 HSBC Bank plc 12/20/23 24,648
USD 7,495,285 GBP 5,995,000 Standard Chartered Bank 12/20/23 205,786
USD 5,907,582 JPY 858,013,000 Bank of America NA 12/20/23 199,282
USD 3,168,716 JPY 474,161,000 BNP Paribas SA 12/20/23 14,157
USD 1,815,795 JPY 263,728,000 Goldman Sachs International 12/20/23 61,232
USD 719,387 KRW 955,130,000 Bank of America NA 12/20/23 11,479

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 466,554 KRW 627,908,000 BNP Paribas SA 12/20/23 $ 1,171
USD 937,691 PLN 3,919,000 Morgan Stanley & Co. International plc 12/20/23 8,733
USD 84,482 SEK 938,000 Bank of America NA 12/20/23 243
USD 1,430,861 SEK 15,844,000 Morgan Stanley & Co. International plc 12/20/23 7,970
USD 1,659,871 SGD 2,253,000 JPMorgan Chase Bank NA 12/20/23 10,733
USD 6,428,272 THB 226,981,000 Citibank NA 12/20/23 85,111
ZAR 4,940,000 USD 262,120 Bank of America NA 12/20/23 1,802
1,153,138
AUD 59,385,024 USD 38,022,271 Goldman Sachs International 12/20/23 (288,802)
BRL 6,744,000 USD 1,331,454 HSBC Bank plc 12/20/23 (1,383)
BRL 10,017,000 USD 1,986,396 Morgan Stanley & Co. International plc 12/20/23 (10,815)
CAD 45,633,869 USD 33,464,660 State Street Bank and Trust Co. 12/20/23 (529,364)
CHF 1,993,000 USD 2,225,126 JPMorgan Chase Bank NA 12/20/23 (21,761)
CLP 46,930,054,000 USD 53,235,839 Morgan Stanley & Co. International plc 12/20/23 (955,243)
EUR 5,097,000 USD 5,417,041 Bank of New York Mellon 12/20/23 (11,433)
EUR 59,353,759 USD 63,904,115 Barclays Bank plc 12/20/23 (956,664)
EUR 7,089,000 USD 7,635,207 JPMorgan Chase Bank NA 12/20/23 (116,989)
GBP 6,869,000 USD 8,402,609 HSBC Bank plc 12/20/23 (50,387)
GBP 5,514,000 USD 6,784,291 JPMorgan Chase Bank NA 12/20/23 (79,654)
INR 68,463,000 USD 821,077 UBS AG 12/20/23 (168)
JPY 315,526,000 USD 2,172,279 Morgan Stanley & Co. International plc 12/20/23 (73,107)
MXN 4,165,000 USD 232,555 Citibank NA 12/20/23 (3,396)
MXN 32,008,000 USD 1,766,811 Goldman Sachs International 12/20/23 (5,729)
MXN 23,080,000 USD 1,289,013 JPMorgan Chase Bank NA 12/20/23 (19,150)
NOK 9,622,000 USD 898,384 HSBC Bank plc 12/20/23 (35,779)
NZD 811,000 USD 476,483 Goldman Sachs International 12/20/23 (3,917)
SEK 34,158,000 USD 3,084,065 HSBC Bank plc 12/20/23 (16,461)
SEK 25,287,000 USD 2,285,064 Morgan Stanley & Co. International plc 12/20/23 (14,132)
SGD 921,000 USD 678,477 UBS AG 12/20/23 (4,329)
USD 9,113,610 CLP 8,640,374,000 BNP Paribas SA 12/20/23 (511,862)
USD 683,398 CLP 646,905,000 JPMorgan Chase Bank NA 12/20/23 (37,261)
USD 86,959 INR 7,270,000 BNP Paribas SA 12/20/23 (211)
USD 5,499,197 KRW 7,448,992,000 Bank of America NA 12/20/23 (21,728)
USD 5,556,434 KRW 7,498,686,000 Morgan Stanley & Co. International plc 12/20/23 (1,322)
USD 1,314,400 PLN 5,634,000 HSBC Bank plc 12/20/23 (21,081)
USD 5,692,285 THB 209,755,000 Goldman Sachs International 12/20/23 (169,482)
USD 1,891,331 THB 67,735,000 UBS AG 12/20/23 (1,576)
USD 1,174,043 ZAR 22,766,000 BNP Paribas SA 12/20/23 (42,240)
(4,005,426)
$ (2,852,288)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 % Quarterly 12/20/28 B+ USD 31,213 $ (11,323) $ 221,707 $ (233,030)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.49% Monthly 28-day MXIBTIIE Monthly 03/20/24
(a)
03/14/29 MXN 84,000 $ — $ — $ —
9.52% Monthly 28-day MXIBTIIE Monthly 03/20/24
(a)
03/14/29 MXN 581,000 10,695 — 10,695
3-mo. TWCPBA Quarterly 1.54% Quarterly 03/20/24
(a)
03/20/29 TWD 3,124,800 (838,254) — (838,254)
3-mo. TWCPBA Quarterly 1.73% Quarterly 03/20/24
(a)
03/20/29 TWD 335,000 — — —
3-mo. TWCPBA Quarterly 1.79% Quarterly 03/20/24
(a)
03/20/29 TWD 507,000 57,810 — 57,810
3-mo. CD_KSDA Quarterly 3.77% Quarterly 03/20/24
(a)
03/20/29 KRW 7,592,000 (85,175) — (85,175)
3-mo. CD_KSDA Quarterly 3.93% Quarterly 03/20/24
(a)
03/20/29 KRW 25,833,000 (151,572) — (151,572)
3-mo. CD_KSDA Quarterly 3.93% Quarterly 03/20/24
(a)
03/20/29 KRW 31,492,000 (186,882) — (186,882)
3-mo. CD_KSDA Quarterly 3.94% Quarterly 03/20/24
(a)
03/20/29 KRW 16,846,000 (90,108) — (90,108)
3-mo. CD_KSDA Quarterly 3.95% Quarterly 03/20/24
(a)
03/20/29 KRW 81,842,000 (410,392) — (410,392)
3-mo. CD_KSDA Quarterly 3.98% Quarterly 03/20/24
(a)
03/20/29 KRW 97,430,000 (401,220) — (401,220)
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual 03/20/24
(a)
03/20/29 CAD 2,000 (1,447) (1,447) —
3-mo. CD_KSDA Quarterly 4.03% Quarterly 03/20/24
(a)
03/20/29 KRW 26,086,000 (61,441) — (61,441)
6-mo. PRIBOR Semi-Annual 4.09% Annual 03/20/24
(a)
03/20/29 CZK 758,000 (187,757) — (187,757)
3-mo. CD_KSDA Quarterly 4.12% Quarterly 03/20/24
(a)
03/20/29 KRW 60,353,000 — — —
6-mo. WIBOR Semi-Annual 4.19% Annual 03/20/24
(a)
03/20/29 PLN 139,000 (604,697) — (604,697)
1-day SOFR Annual 4.21% Annual 03/20/24
(a)
03/20/29 USD 21,000 (211,022) 4,338 (215,360)
6-mo. PRIBOR Semi-Annual 4.22% Annual 03/20/24
(a)
03/20/29 CZK 718,000 (8,942) — (8,942)
6-mo. WIBOR Semi-Annual 4.23% Annual 03/20/24
(a)
03/20/29 PLN 67,000 (264,159) — (264,159)
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 15,000 (129,862) (58,382) (71,480)
6-mo. PRIBOR Semi-Annual 4.24% Annual 03/20/24
(a)
03/20/29 CZK 262,000 — — —
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 51,000 (448,181) 17,866 (466,047)
6-mo. WIBOR Semi-Annual 4.25% Annual 03/20/24
(a)
03/20/29 PLN 290,000 (1,081,382) — (1,081,382)
6-mo. WIBOR Semi-Annual 4.28% Annual 03/20/24
(a)
03/20/29 PLN 62,000 (212,698) — (212,698)
1-day SOFR Annual 4.28% Annual 03/20/24
(a)
03/20/29 USD 39,000 (276,599) (195,954) (80,645)
6-mo. WIBOR Semi-Annual 4.31% Annual 03/20/24
(a)
03/20/29 PLN 68,000 (214,689) — (214,689)
1-day SOFR Annual 4.32% Annual 03/20/24
(a)
03/20/29 USD 16,000 (84,956) (2,746) (82,210)
6-mo. WIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 PLN 65,000 (192,291) — (192,291)
6-mo. PRIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 CZK 361,000 74,859 — 74,859
1-day SOFR Annual 4.34% Annual 03/20/24
(a)
03/20/29 USD 47,000 (208,693) 76,147 (284,840)
6-mo. WIBOR Semi-Annual 4.37% Annual 03/20/24
(a)
03/20/29 PLN 65,000 (165,794) — (165,794)
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 57,000 (124,228) 258,657 (382,885)
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 47,000 (104,477) 389,692 (494,169)
1-day SOFR Annual 4.40% Annual 03/20/24
(a)
03/20/29 USD 35,000 21,518 21,518 —
6-mo. WIBOR Semi-Annual 4.43% Annual 03/20/24
(a)
03/20/29 PLN 108,000 (212,653) — (212,653)
6-mo. WIBOR Semi-Annual 4.44% Annual 03/20/24
(a)
03/20/29 PLN 86,000 (159,502) — (159,502)
6-mo. BBR Semi-Annual 4.49% Semi-Annual 03/20/24
(a)
03/20/29 AUD 5,000 (67,395) — (67,395)
6-mo. BBR Semi-Annual 4.52% Semi-Annual 03/20/24
(a)
03/20/29 AUD 27,000 (343,781) — (343,781)
1-day SONIA Annual 4.53% Annual 03/20/24
(a)
03/20/29 GBP 10,000 70,773 30,335 40,438
6-mo. BBR Semi-Annual 4.58% Semi-Annual 03/20/24
(a)
03/20/29 AUD 66,000 (730,882) — (730,882)
6-mo. BBR Semi-Annual 4.59% Semi-Annual 03/20/24
(a)
03/20/29 AUD 67,000 (716,026) — (716,026)
6-mo. BBR Semi-Annual 4.60% Semi-Annual 03/20/24
(a)
03/20/29 AUD 39,000 (415,713) — (415,713)
6-mo. WIBOR Semi-Annual 4.60% Annual 03/20/24
(a)
03/20/29 PLN 62,000 — — —
1-day SONIA Annual 4.60% Annual 03/20/24
(a)
03/20/29 GBP 29,000 314,356 165,440 148,916
1-day SONIA Annual 4.66% Annual 03/20/24
(a)
03/20/29 GBP 9,000 122,958 (2,012) 124,970
6-mo. BBR Semi-Annual 4.71% Semi-Annual 03/20/24
(a)
03/20/29 AUD 45,501 (342,873) — (342,873)
6-mo. BBR Semi-Annual 4.71% Semi-Annual 03/20/24
(a)
03/20/29 AUD 41,499 (315,011) — (315,011)
6-mo. BBR Semi-Annual 4.72% Semi-Annual 03/20/24
(a)
03/20/29 AUD 29,000 (208,910) — (208,910)
6-mo. WIBOR Semi-Annual 4.73% Annual 03/20/24
(a)
03/20/29 PLN 53,000 53,998 — 53,998
6-mo. BBR Semi-Annual 4.75% Semi-Annual 03/20/24
(a)
03/20/29 AUD 15,000 (96,446) — (96,446)
6-mo. BBR Semi-Annual 4.77% Semi-Annual 03/20/24
(a)
03/20/29 AUD 15,000 (88,568) — (88,568)
6-mo. WIBOR Semi-Annual 4.77% Annual 03/20/24
(a)
03/20/29 PLN 84,000 118,990 — 118,990
6-mo. WIBOR Semi-Annual 4.85% Annual 03/20/24
(a)
03/20/29 PLN 138,000 298,392 — 298,392
6-mo. BBR Semi-Annual 4.88% Semi-Annual 03/20/24
(a)
03/20/29 AUD 32,500 (90,373) — (90,373)
6-mo. BBR Semi-Annual 4.91% Semi-Annual 03/20/24
(a)
03/20/29 AUD 32,500 (65,666) — (65,666)
6-mo. BBR Semi-Annual 4.96% Semi-Annual 03/20/24
(a)
03/20/29 AUD 39,000 — — —
1-day MIBOR Semi-Annual 6.70% Semi-Annual 03/20/24
(a)
03/20/29 INR 3,939,000 46,364 — 46,364
1-day MIBOR Semi-Annual 6.71% Semi-Annual 03/20/24
(a)
03/20/29 INR 771,000 — — —
1-day MIBOR Semi-Annual 6.77% Semi-Annual 03/20/24
(a)
03/20/29 INR 1,516,000 70,756 — 70,756

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.79% Semi-Annual 03/20/24
(a)
03/20/29 INR 2,260,000 $ 130,678 $ — $ 130,678
1-day MIBOR Semi-Annual 6.80% Semi-Annual 03/20/24
(a)
03/20/29 INR 924,000 58,579 — 58,579
1-day MIBOR Semi-Annual 6.82% Semi-Annual 03/20/24
(a)
03/20/29 INR 818,000 56,815 — 56,815
1-day MIBOR Semi-Annual 6.85% Semi-Annual 03/20/24
(a)
03/20/29 INR 4,367,000 377,408 — 377,408
3-mo. JIBAR Quarterly 8.88% Quarterly 03/20/24
(a)
03/20/29 ZAR 86,000 11,936 11,936 —
3-mo. JIBAR Quarterly 8.88% Quarterly 03/20/24
(a)
03/20/29 ZAR 202,000 38,832 — 38,832
3-mo. JIBAR Quarterly 8.89% Quarterly 03/20/24
(a)
03/20/29 ZAR 291,000 59,605 — 59,605
3-mo. JIBAR Quarterly 9.19% Quarterly 03/20/24
(a)
03/20/29 ZAR 159,000 133,978 — 133,978
4.01% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/20/24
(a)
03/20/29 CAD 17,000 33,377 36,092 (2,715)
1.45% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 6,000 (17,627) (17,627) —
1.71% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 12,000 (197,601) (3,941) (193,660)
1.71% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 14,000 (228,548) 5,962 (234,510)
1.75% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 12,000 (225,880) 19,844 (245,724)
4.43% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 9,000 (18,528) (18,528) —
3.34% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 27,000 34,843 — 34,843
3.35% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 35,000 33,077 — 33,077
3.34% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 26,000 28,848 — 28,848
3.45% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 18,000 (45,462) — (45,462)
3.51% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 21,000 (91,726) — (91,726)
3.33% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 3,000 4,858 — 4,858
3.37% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 21,000 6,029 — 6,029
3.37% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 21,000 4,993 — 4,993
3.51% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 19,000 (83,615) — (83,615)
3.49% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 24,000 (91,802) — (91,802)
3.46% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 18,000 — — —
2.94% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 325,000 — — —
3.13% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 942,000 (280,988) — (280,988)
3.03% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 313,000 (54,417) — (54,417)
2.99% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 447,000 (54,708) — (54,708)
3.00% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 1,000 (129) — (129)
3.02% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 313,000 (49,523) — (49,523)
2.93% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 765,000 (26,346) — (26,346)
2.56% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 221,000 (139,560) — (139,560)
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 103,000 (55,685) — (55,685)
2.50% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 483,000 (124,920) — (124,920)
2.46% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 104,000 — — —
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 174,000 (91,344) — (91,344)
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 14,000 (6,108) — (6,108)
4.46% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 20,000 — — —
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 128,000 (53,049) — (53,049)
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 179,000 (32,310) 31,960 (64,270)
3.30% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 174,000 9,834 42,605 (32,771)
3.47% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 176,000 (109,543) (87,751) (21,792)
3.32% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 175,000 (2,764) 42,908 (45,672)
3.42% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 222,000 (92,690) 1,578 (94,268)
3.49% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 293,000 (210,613) 18,940 (229,553)
3.48% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 166,000 (114,655) 23,553 (138,208)
3.50% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 168,000 (126,835) (2,855) (123,980)
3.40% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 557,000 (124,480) (124,480) —

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 167,000 $ (34,169) $ (8,791) $ (25,378)
3.49% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 155,000 (110,171) (24,561) (85,610)
3.25% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 3,492,000 912,803 610,482 302,321
3.32% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 497,000 (10,225) 17,720 (27,945)
3.11% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 14,000 47,980 55,962 (7,982)
3.19% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 59,000 (29,924) 33,119 (63,043)
3.26% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 22,000 (84,132) 10,826 (94,958)
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 36,000 (347,195) (3,195) (344,000)
3.32% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 21,000 (140,417) (38,039) (102,378)
3.18% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 22,000 (5,942) 7,070 (13,012)
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 11,000 (107,137) (22,503) (84,634)
3.32% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 16,000 (110,801) (78,137) (32,664)
3.18% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 43,000 (10,239) 37,767 (48,006)
3.31% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 34,000 (207,878) (90,524) (117,354)
3.00% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 200,000 1,715,875 812,171 903,704
3.28% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 14,000 (67,564) 40,191 (107,755)
3.24% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 26,000 (70,901) 62,525 (133,426)
3.28% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 15,000 (71,675) (6,946) (64,729)
3.21% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 56,000 (99,098) (99,098) —
3.21% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 30,000 (46,029) 16,297 (62,326)
3.39% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 25,000 (254,227) (7,868) (246,359)
3.08% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 32,000 146,306 (95,610) 241,916
3.20% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 37,000 (40,883) 26,855 (67,738)
$ (10,092,657) $ 1,939,361 $ (12,032,018)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 69,000 $ (486,379) $ — $ (486,379)
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 75,000 (467,778) — (467,778)
1-day
BZDIOVER At Termination 10.38% At Termination HSBC Bank plc 01/04/27 BRL 148,000 (822,594) — (822,594)
1-day
BZDIOVER At Termination 10.57% At Termination HSBC Bank plc 01/04/27 BRL 76,000 (316,518) — (316,518)
1-day
BZDIOVER At Termination 10.65% At Termination HSBC Bank plc 01/04/27 BRL 77,000 (256,970) — (256,970)
1-day
BZDIOVER At Termination 10.75% At Termination Bank of America NA 01/04/27 BRL 165,000 (485,354) — (485,354)
1-day
BZDIOVER At Termination 10.82% At Termination BNP Paribas SA 01/04/27 BRL 78,000 (204,091) — (204,091)
1-day
BZDIOVER At Termination 10.86% At Termination Bank of America NA 01/04/27 BRL 24,000 (54,442) — (54,442)
1-day
BZDIOVER At Termination 10.92% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 76,000 (155,730) — (155,730)
1-day
BZDIOVER At Termination 11.02% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 70,000 (95,500) — (95,500)
1-day
BZDIOVER At Termination 11.04% At Termination HSBC Bank plc 01/04/27 BRL 131,000 (147,275) — (147,275)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.18% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 55,000 $ — $ — $ –
$ (3,492,631) $ — $ (3,492,631)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 153,790,140 Merrill Lynch International & Co. 11/15/23 TWD 153,790 $ — $ — $ —
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 3,142,031,509 Merrill Lynch International & Co. 11/15/23 TWD 3,142,032 (3,853,779) — (3,853,779)
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 263,308,171 Merrill Lynch International & Co. 11/15/23 TWD 263,308 (226,797) — (226,797)
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 253,110,165 Merrill Lynch International & Co. 11/15/23 TWD 253,110 (109,664) — (109,664)
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 324,543,109 Merrill Lynch International & Co. 11/15/23 TWD 324,543 (240,558) — (240,558)
Taiwan Capitalization Weighted
Stock Index Futures
November 2023 ........ TWD 317,429,097 Merrill Lynch International & Co. 11/15/23 TWD 317,429 (119,867) — (119,867)
BOVESPA Index Futures
December 2023 ........ BRL (16,114,418) Merrill Lynch International & Co. 12/13/23 BRL 16,114 108,395 — 108,395
BOVESPA Index Futures
December 2023 ........ BRL (27,235,494) Merrill Lynch International & Co. 12/13/23 BRL 27,235 — — —
KOSPI 200 Index Futures
December 2023 ........ KRW 8,980,109,775 Merrill Lynch International & Co. 12/14/23 KRW 8,980,110 — — —
KOSPI 200 Index Futures
December 2023 ........ KRW (4,428,670,125) Merrill Lynch International & Co. 12/14/23 KRW 4,428,670 152,564 — 152,564
KOSPI 200 Index Futures
December 2023 ........ KRW (12,888,319,675) Merrill Lynch International & Co. 12/14/23 KRW 12,888,320 390,615 — 390,615
KOSPI 200 Index Futures
December 2023 ........ KRW (13,248,073,800) Merrill Lynch International & Co. 12/14/23 KRW 13,248,074 941,227 — 941,227
KOSPI 200 Index Futures
December 2023 ........ KRW (82,360,557,300) Merrill Lynch International & Co. 12/14/23 KRW 82,360,557 7,091,820 — 7,091,820
KOSPI 200 Index Futures
December 2023 ........ KRW (13,762,978,350) Merrill Lynch International & Co. 12/14/23 KRW 13,762,978 924,552 — 924,552
KOSPI 200 Index Futures
December 2023 ........ KRW (130,198,967,050) Merrill Lynch International & Co. 12/14/23 KRW 130,198,967 8,973,394 — 8,973,394
KOSPI 200 Index Futures
December 2023 ........ KRW (11,685,976,825) Merrill Lynch International & Co. 12/14/23 KRW 11,685,977 68,825 — 68,825
Mexican Bolsa Index Futures
December 2023 ........ MXN 391,212,869 Merrill Lynch International & Co. 12/15/23 MXN 391,213 (1,270,047) — (1,270,047)
Mexican Bolsa Index Futures
December 2023 ........ MXN (104,152,593) Merrill Lynch International & Co. 12/15/23 MXN 104,153 369,260 — 369,260
Mexican Bolsa Index Futures
December 2023 ........ MXN 18,221,327 Merrill Lynch International & Co. 12/15/23 MXN 18,221 45,830 — 45,830
Swiss Market Index Futures
December 2023 ........ CHF (6,245,934) HSBC Bank plc 12/15/23 CHF 6,246 12,460 — 12,460
Swiss Market Index Futures
December 2023 ........ CHF (1,873,285) HSBC Bank plc 12/15/23 CHF 1,873 — — —

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swiss Market Index Futures
December 2023 ........ CHF (42,000,714) HSBC Bank plc 12/15/23 CHF 42,001 $ 2,536,243 $ — $ 2,536,243
$ 15,794,473 $ — $ 15,794,473
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 63,535 $ (5,917,782) $ — $ (5,917,782)
1-day SOFR plus 0.29% Quarterly
Russel 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 1,503 (111,128) — (111,128)
1-day SOFR plus 0.40% Quarterly
Russel 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 6,087 (318,395) — (318,395)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 8,879 1,528,209 — 1,528,209
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 7,562 1,569,091 — 1,569,091
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 422,723 20,816,647 — 20,816,647
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 12,989 1,706,363 — 1,706,363
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.30% Quarterly
Merrill Lynch International
& Co. 10/31/24 USD 1,153 — — —
$ 19,273,005 $ — $ 19,273,005
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.84
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.05
1-day SARON ........................................ Swiss Average Rate Overnight 1.70
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day SORA ......................................... Singapore Overnight Rate Average 3.69
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.50
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.82
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 5.24
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.36
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 4.09
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 4.74
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.09
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.88
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.46

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 3,152,063 $ (990,995) $ 3,462,672 $ (15,727,720)
OTC Swaps ................................................................... — — 47,235,495 (15,660,648)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 52,635,002 $ — $ 21,152,478 $ — $ 73,787,480
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,153,138 — — 1,153,138
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,462,672 — 3,462,672
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 47,235,495 — — — 47,235,495
$ — $ — $ 99,870,497 $ 1,153,138 $ 24,615,150 $ — $ 125,638,785
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 15,148,857 $ — $ 7,854,720 $ — $ 23,003,577
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,005,426 — — 4,005,426
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 233,030 — — 15,494,690 — 15,727,720
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 12,168,017 — 3,492,631 — 15,660,648
$ — $ 233,030 $ 27,316,874 $ 4,005,426 $ 26,842,041 $ — $ 58,397,371
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (50,306,345) $ — $ 36,686,177 $ — $ (13,620,168)
Forward foreign currency exchange contracts .... — — — (5,344,354) — — (5,344,354)
Swaps .............................. — 779,555 (20,278,838) — (12,238,991) — (31,738,274)
$ — $ 779,555 $ (70,585,183) $ (5,344,354) $ 24,447,186 $ — $ (50,702,796)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 86,547,874 $ — $ 18,492,935 $ — $ 105,040,809
Forward foreign currency exchange contracts .... — — — (4,421,648) — — (4,421,648)
Swaps .............................. — (233,030) 48,144,365 — (15,770,287) — 32,141,048
$ — $ (233,030) $ 134,692,239 $ (4,421,648) $ 2,722,648 $ — $ 132,760,209

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,193,069,003
Average notional value of contracts — short ................................................................................. $ 2,382,995,547
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 113,189,670
Average amounts sold — in USD ........................................................................................ $ 234,043,913
Credit default swaps
Average notional value — sell protection ................................................................................... $ 26,954,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,759,086,734
Average notional value — receives fixed rate ................................................................................ $ 1,778,946,575
Total return swaps
Average notional value ............................................................................................... $ 916,975,897
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 13,234,753 $ —
Forward foreign currency exchange contracts ................................................................. 1,153,138 4,005,426
Swaps — centrally cleared .............................................................................. — 4,451,180
Swaps — OTC
(a)
..................................................................................... 47,235,495 15,660,648
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 61,623,386 $ 24,117,254
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(13,234,753) (4,451,180)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 48,388,633 $ 19,666,074
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 212,806 $ (212,806) $ — $ — $ —
BNP Paribas SA ................................. 15,328 (15,328) — — —
Citibank NA .................................... 122,225 (3,396) — (118,829) —
Goldman Sachs International ........................ 110,629 (110,629) — — —
HSBC Bank plc .................................. 2,760,176 (1,668,448) — (1,091,728) —
JPMorgan Chase Bank NA .......................... 214,128 (214,128) — — —
Merrill Lynch International & Co. ...................... 23,870,145 (5,820,712) — (17,520,000) 529,433
Morgan Stanley & Co. International plc .................. 60,763 (60,763) — — —
Standard Chartered Bank ........................... 205,786 — — — 205,786
UBS AG ...................................... 20,816,647 (6,073) — (20,810,574) —
$ 48,388,633 $ (8,112,283) $ — $ (39,541,131) $ 735,219

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 561,524 $ (212,806) $ — $ — $ 348,718
Bank of New York Mellon ........................... 11,433 — — — 11,433
Barclays Bank plc ................................ 1,424,442 — — (420,000) 1,004,442
BNP Paribas SA ................................. 1,244,783 (15,328) — (770,000) 459,455
Citibank NA .................................... 3,396 (3,396) — — —
Goldman Sachs International ........................ 467,930 (110,629) — — 357,301
HSBC Bank plc .................................. 1,668,448 (1,668,448) — — —
JPMorgan Chase Bank NA .......................... 6,288,097 (214,128) — (6,073,969) —
Merrill Lynch International & Co. ...................... 5,820,712 (5,820,712) — — —
Morgan Stanley & Co. International plc .................. 1,639,872 (60,763) — (1,579,109) —
State Street Bank and Trust Co. ...................... 529,364 — — — 529,364
UBS AG ...................................... 6,073 (6,073) — — —
$ 19,666,074 $ (8,112,283) $ — $ (8,843,078) $ 2,710,713
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 4,949,312 5,124,617 — 10,073,929
Air Freight & Logistics .................................... 5,649,095 453,842 — 6,102,937
Automobile Components .................................. — 2,403,665 — 2,403,665
Automobiles .......................................... 11,152,896 6,528,816 — 17,681,712
Banks ............................................... 22,162,813 22,723,154 — 44,885,967
Beverages ........................................... — 2,711,992 — 2,711,992
Biotechnology ......................................... 20,777,209 2,055,376 — 22,832,585
Broadline Retail ........................................ 25,343,339 — — 25,343,339
Building Products ....................................... 7,319,095 1,820,310 — 9,139,405
Capital Markets ........................................ 24,328,970 10,289,353 — 34,618,323
Chemicals ............................................ 13,949,906 6,046,925 — 19,996,831
Commercial Services & Supplies ............................. 191,682 256,983 — 448,665
Communications Equipment ................................ 4,905,896 1,064,198 — 5,970,094
Construction & Engineering ................................ 8,357,608 3,654,958 — 12,012,566
Construction Materials .................................... — 2,743,723 — 2,743,723
Consumer Finance ...................................... 4,203,834 — — 4,203,834
Containers & Packaging .................................. 35,201,420 151,439 — 35,352,859
Diversified REITs ....................................... — 456,654 — 456,654
Electric Utilities ........................................ 6,602,520 7,468,778 — 14,071,298
Electrical Equipment ..................................... — 6,127,487 — 6,127,487
Electronic Equipment, Instruments & Components ................. 298,357 3,893,591 — 4,191,948
Entertainment ......................................... 19,763,680 1,439,172 — 21,202,852
Financial Services ...................................... 34,186,160 3,903,412 — 38,089,572
Food Products ......................................... 3,280,453 5,403,477 — 8,683,930
Gas Utilities ........................................... 325,349 1,109,853 — 1,435,202
Ground Transportation ................................... 3,620,618 776,507 — 4,397,125

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 13,215,600 $ 5,847,411 $ — $ 19,063,011
Health Care Providers & Services ............................ 10,219,171 215,330 — 10,434,501
Health Care REITs ...................................... 177,922 — — 177,922
Health Care Technology .................................. — 155,552 — 155,552
Hotels, Restaurants & Leisure .............................. 4,827,389 3,104,969 — 7,932,358
Household Durables ..................................... 4,972,408 4,047,378 — 9,019,786
Household Products ..................................... 31,519,424 1,428,207 — 32,947,631
Independent Power and Renewable Electricity Producers ............ 2,780,534 819,646 — 3,600,180
Industrial Conglomerates .................................. — 5,709,662 — 5,709,662
Industrial REITs ........................................ 1,200,839 695,241 — 1,896,080
Insurance ............................................ 15,885,989 12,960,608 — 28,846,597
Interactive Media & Services ............................... 42,057,843 116,936 — 42,174,779
IT Services ........................................... 5,869,061 3,023,950 — 8,893,011
Leisure Products ....................................... 572,050 364,646 — 936,696
Life Sciences Tools & Services .............................. 12,100,410 1,220,348 — 13,320,758
Machinery ............................................ 6,297,791 7,122,626 — 13,420,417
Marine Transportation .................................... — 759,594 — 759,594
Media ............................................... 17,644,866 1,326,920 — 18,971,786
Metals & Mining ........................................ 27,961,274 8,389,824 834,066 37,185,164
Multi-Utilities .......................................... 18,381,359 3,099,017 — 21,480,376
Office REITs .......................................... — 682,037 — 682,037
Oil, Gas & Consumable Fuels ............................... 23,875,524 11,707,081 — 35,582,605
Paper & Forest Products .................................. — 214,272 — 214,272
Passenger Airlines ...................................... 1,037,232 646,105 — 1,683,337
Personal Care Products .................................. 6,422,519 5,234,136 — 11,656,655
Pharmaceuticals ....................................... 50,378,898 25,169,729 — 75,548,627
Professional Services .................................... 1,234,698 4,064,927 — 5,299,625
Real Estate Management & Development ....................... 255,104 5,549,373 — 5,804,477
Retail REITs .......................................... 149,916 517,810 — 667,726
Semiconductors & Semiconductor Equipment .................... 47,988,361 10,540,138 — 58,528,499
Software ............................................. 90,628,112 5,510,981 — 96,139,093
Specialized REITs ...................................... 2,089,740 — — 2,089,740
Specialty Retail ........................................ 25,401,734 780,879 — 26,182,613
Technology Hardware, Storage & Peripherals .................... 47,375,697 827,327 — 48,203,024
Textiles, Apparel & Luxury Goods ............................ 7,390,292 6,665,976 — 14,056,268
Tobacco ............................................. — 363,130 — 363,130
Trading Companies & Distributors ............................ 9,562,077 5,534,153 — 15,096,230
Transportation Infrastructure ............................... — 656,537 — 656,537
Water Utilities ......................................... 4,932,109 340,386 — 5,272,495
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 1,073,012 — 1,073,012
Rights ................................................ — — 2,293 2,293
Warrants .............................................. 63,258 — — 63,258
Short-Term Securities
Money Market Funds ...................................... 13,482,852 — — 13,482,852
U.S. Treasury Obligations ................................... — 263,329,792 — 263,329,792
$ 804,522,265 $ 508,423,928 $ 836,359 $ 1,313,782,552
Investments valued at NAV
(a)
...................................... 2,606,220
$ 1,316,388,772
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 39,194,942 $ 60,675,555 $ — $ 99,870,497
Foreign currency exchange contracts ............................ — 1,153,138 — 1,153,138
Interest rate contracts ....................................... 21,152,478 3,462,672 — 24,615,150
Liabilities
Credit contracts ........................................... — (233,030) — (233,030)
Equity contracts ........................................... (3,642,370) (23,674,504) — (27,316,874)
Foreign currency exchange contracts ............................ — (4,005,426) — (4,005,426)
Interest rate contracts ....................................... (7,854,720) (18,987,321) — (26,842,041)
$ 48,850,330 $ 18,391,084 $ — $ 67,241,414
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Tactical Opportunities Fund
Schedules of Investments

See notes to financial statements.
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Global Impact
Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 4,812,625 $ 7,342,301 $ 9,349,428 $ 9,098,722
Investments, at value — affiliated
(c)
............................................ 398,453 354,348 305,025 353,510
Cash   ............................................................... — 340 — —
Cash pledged:
Futures contracts ...................................................... 11,000 — 8,000 13,000
Foreign currency, at value
(d)
................................................. — 861 17,960 10,929
Receivables: – – – –
Investments sold ...................................................... 61,453 — — —
Securities lending income — affiliated ........................................ — 27 443 —
Capital shares sold ..................................................... — 1,000 737 —
Dividends — unaffiliated ................................................. 6,930 6,877 17,263 10,183
Dividends — affiliated ................................................... 1,762 1,390 1,202 745
From the Manager ..................................................... 27,707 2,863 24,617 31,078
Variation margin on futures contracts ......................................... — — — 530
Deferred offering costs .................................................... 38,925 — — 43,263
Prepaid expenses ....................................................... 13,349 6,887 38,280 67,463
Total assets ...........................................................
5,372,204 7,716,894 9,762,955 9,629,423
LIABILITIES
Foreign bank overdraft
(e)
................................................... 258 — — —
Collateral on securities loaned ............................................... — 73,383 61,204 —
Payables: – – – –
Investments purchased .................................................. — — 425 —
Swaps   ............................................................ 5,821 — — —
Accounting services fees ................................................. 20,029 — 16,382 12,311
Offering costs ........................................................ 64,289 — — 46,885
Administration fees ..................................................... — 850 — —
Custodian fees ........................................................ 39,433 — 23,267 15,322
Deferred foreign capital gain tax ............................................ — — 1,967 —
Investment advisory fees ................................................. — 4,263 — —
Trustees' and Officer's fees ............................................... 1,018 — 719 1,078
Printing and postage fees ................................................ 932 — 37,370 —
Professional fees ...................................................... 39,566 19,313 44,359 15,010
Registration fees ...................................................... — — 671 —
Service fees ......................................................... 24 47 38 28
Transfer agent fees .................................................... 565 — 468 346
Other accrued expenses ................................................. — — 3,760 —
Variation margin on futures contracts ......................................... 690 — 1,805 599
Total liabilities ..........................................................
172,625 97,856 192,435 91,579
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 5,199,579 $ 7,619,038 $ 9,570,520 $ 9,537,844
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 5,014,989 $ 22,071,644 $ 12,352,345 $ 10,039,515
Accumulated earnings (loss) ................................................ 184,590 (14,452,606) (2,781,825) (501,671)
NET ASSETS ..........................................................
$ 5,199,579 $ 7,619,038 $ 9,570,520 $ 9,537,844
(a)
  Investments, at cost — unaffiliated ....................................... $ 4,894,966 $ 7,617,994 $ 10,340,249 $ 9,594,362
(b)
  Securities loaned, at value ............................................ $ — $ 72,906 $ 57,477 $ —
(c)
  Investments, at cost — affiliated ......................................... $ 398,453 $ 354,348 $ 305,017 $ 374,910
(d)
  Foreign currency, at cost ............................................. $ — $ 876 $ 17,997 $ 10,981
(e)
  Foreign bank overdraft, at cost ......................................... $ (258) $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Global Impact
Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 103,668 $ 1,981,110 $ 91,762 $ 94,982
Shares outstanding ..................................................
10,000 228,121 12,032 10,000
Net asset value .....................................................
$ 10.37 $ 8.68 $ 7.63 $ 9.50
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value .........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................
$ 118,304 $ 229,898 $ 182,919 $ 132,963
Shares outstanding ..................................................
11,429 26,502 23,998 14,012
Net asset value .....................................................
$ 10.35 $ 8.67 $ 7.62 $ 9.49
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value .........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................
$ 4,977,607 $ 5,408,030 $ 9,295,839 $ 9,309,899
Shares outstanding ..................................................
480,000 623,638 1,218,653 980,000
Net asset value .....................................................
$ 10.37 $ 8.67 $ 7.63 $ 9.50
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value .........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 12,975,540 $ 1,300,299,700
Investments, at value — affiliated
(c)
........................................................................... 286,878 16,089,072
Cash   .............................................................................................. — 164,201
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 11,300,000
Futures contracts ..................................................................................... 11,000 28,450,000
Centrally cleared swaps ................................................................................. — 41,392,000
Foreign currency, at value
(d)
................................................................................ 4,330 24,044,639
Receivables: – –
Investments sold ..................................................................................... — 70,073,070
Securities lending income — affiliated ....................................................................... — 7,019
Swaps   ........................................................................................... — 264,434
Capital shares sold .................................................................................... — 5,284,161
Dividends — unaffiliated ................................................................................ 54,730 1,872,764
Dividends — affiliated .................................................................................. 1,260 267,625
Interest — unaffiliated .................................................................................. — 1,146
From the Manager .................................................................................... 26,146 —
Due from broker ...................................................................................... — 530,000
Variation margin on futures contracts ........................................................................ 661 13,234,753
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 1,153,138
OTC swaps ......................................................................................... — 47,235,495
Prepaid expenses ...................................................................................... 38,410 94,720
Total assets ..........................................................................................
13,398,955 1,561,757,937
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 42,431,000
Collateral on securities loaned .............................................................................. — 2,605,443
Payables: – –
Investments purchased ................................................................................. — 11,027
Swaps   ........................................................................................... — 58,400
Accounting services fees ................................................................................ 16,424 90,576
Administration fees .................................................................................... — 77,987
Capital shares redeemed ................................................................................ 147,502 4,487,488
Custodian fees ....................................................................................... 37,105 116,456
Investment advisory fees ................................................................................ — 689,352
Trustees' and Officer's fees .............................................................................. 714 1,163
Other affiliate fees .................................................................................... — 74,537
Printing and postage fees ............................................................................... 57,021 64,694
Professional fees ..................................................................................... 26,690 71,903
Registration fees ..................................................................................... 726 202,017
Service and distribution fees .............................................................................. 52 48,388
Transfer agent fees ................................................................................... 462 565,467
Other accrued expenses ................................................................................ 3,565 —
Variation margin on centrally cleared swaps ................................................................... — 4,451,180
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 4,005,426
OTC swaps ......................................................................................... — 15,660,648
Total liabilities .........................................................................................
290,261 75,713,152
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 13,108,694 $ 1,486,044,785

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 13,787,736 $ 1,448,822,965
Accumulated earnings (loss) ............................................................................... (679,042) 37,221,820
NET ASSETS .........................................................................................
$ 13,108,694 $ 1,486,044,785
(a)
  Investments, at cost — unaffiliated ................................................................... $ 12,623,108 $ 1,134,317,573
(b)
  Securities loaned, at value ........................................................................ $ — $ 2,533,095
(c)
  Investments, at cost — affiliated ..................................................................... $ 286,878 $ 16,088,961
(d)
  Foreign currency, at cost ......................................................................... $ 4,347 $ 24,147,358

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 179,093 $ 983,776,051
Shares outstanding ..................................................................................
18,593 68,402,320
Net asset value .....................................................................................
$ 9.63 $ 14.38
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Service
Net assets .........................................................................................
$ — $ 1,450,043
Shares outstanding ..................................................................................
— 101,945
Net asset value .....................................................................................
$ — $ 14.22
Shares authorized ...................................................................................
— Unlimited
Par value .........................................................................................
$ — $ 0.001
Investor A
Net assets .........................................................................................
$ 250,609 $ 187,832,802
Shares outstanding ..................................................................................
26,031 13,238,012
Net asset value .....................................................................................
$ 9.63 $ 14.19
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ — $ 8,580,892
Shares outstanding ..................................................................................
— 628,484
Net asset value .....................................................................................
$ — $ 13.65
Shares authorized ...................................................................................
— Unlimited
Par value .........................................................................................
$ — $ 0.001
Class K
Net assets .........................................................................................
$ 12,678,992 $ 304,404,997
Shares outstanding ..................................................................................
1,316,232 21,158,792
Net asset value .....................................................................................
$ 9.63 $ 14.39
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Global Impact
Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
(a)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 105,558 $ 53,887 $ 180,619 $ 54,992
Dividends — affiliated ................................................... 9,806 6,699 7,136 5,129
Securities lending income — affiliated — net ................................... — 80 163 —
Non-cash dividends — unaffiliated .......................................... — 5,445 — —
Foreign taxes withheld .................................................. (13,064) (3,954) (20,407) (3,127)
Total investment income ...................................................
102,300 62,157 167,511 56,994
EXPENSES
Offering ............................................................ 105,166 — — —
Professional ......................................................... 39,351 15,666 46,489 22,421
Custodian ........................................................... 37,709 — 29,844 15,322
Investment advisory .................................................... 22,294 29,292 41,351 23,791
Accounting services .................................................... 18,232 — 24,184 12,311
Registration ......................................................... 5,639 — 22,670 28
Trustees and Officer .................................................... 3,018 2,894 2,537 2,344
Printing and postage ................................................... 1,508 — 22,472 5,410
Administration ....................................................... 1,170 — 2,197 1,531
Transfer agent — class specific ............................................ 551 8 256 396
Administration — class specific ............................................ 551 6,013 1,035 721
Service and distribution — class specific ...................................... 145 282 259 101
O rganization and o ffering ................................................ — — — 95,575
Miscellaneous ........................................................ 2,784 58 5,483 1,802
Total expenses .........................................................
238,118 54,213 198,777 181,753
Less: – – – –
Administration fees waived ............................................... (1,170) — (2,197) (1,531)
Administration fees waived by the Manager — class specific ......................... (551) — (1,034) (721)
Fees waived and/or reimbursed by the Manager ................................. (213,379) (18,656) (153,104) (155,215)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............ (495) (8) (179) (358)
Total expenses after fees waived and/or reimbursed ................................
22,523 35,549 42,263 23,928
Net investment income ....................................................
79,777 26,608 125,248 33,066
REALIZED AND UNREALIZED GAIN (LOSS) $ (68,914) $ (979,190) $ (655,192) $ (534,737)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................ $ 162,497 $ (310,725) $ (100,750) $ (17,931)
Investments — affiliated ............................................... — 80 (12) (39)
Foreign currency transactions ........................................... (1,270) (434) (861) 7,237
Futures contracts .................................................... 3,006 — (15) 3,425
Swaps   .......................................................... (5,615) — — —
158,618 (311,079) (101,638) (7,308)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (222,219) (667,860) (532,175) (495,640)
Investments — affiliated ............................................... — (19) 6 (21,400)
Foreign currency translations ............................................ 79 (232) (1,778) (143)
Futures contracts .................................................... (5,990) — (19,607) (10,246)
Swaps   .......................................................... 598 — — —
(227,532) (668,111) (553,554) (527,429)
Net realized and unrealized loss ..............................................
(68,914) (979,190) (655,192) (534,737)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 10,863 $ (952,582) $ (529,944) $ (501,671)
(a)
Pe riod from 06/21/23 (commencement of operations) to 10/31/23.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (3,069) $ —

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 220,350 $ 10,763,523
Dividends — affiliated .................................................................................. 8,011 1,635,140
Interest — unaffiliated .................................................................................. — 7,957,472
Securities lending income — affiliated — net .................................................................. — 12,714
Foreign taxes withheld ................................................................................. (24,272) (406,024)
Total investment income ..................................................................................
204,089 19,962,825
EXPENSES
Custodian .......................................................................................... 47,877 14,154
Professional ........................................................................................ 41,033 65,202
Investment advisory ................................................................................... 30,382 4,047,965
Accounting services ................................................................................... 24,252 143,146
Registration ........................................................................................ 22,720 64,390
Printing and postage .................................................................................. 22,001 44,077
Administration ...................................................................................... 2,869 303,598
Trustees and Officer ................................................................................... 2,548 7,817
Administration — class specific ........................................................................... 1,350 151,864
Transfer agent — class specific ........................................................................... 370 941,005
Service and distribution — class specific ..................................................................... 329 288,090
Miscellaneous ....................................................................................... 7,550 78,613
Total expenses excluding interest expense ......................................................................
203,281 6,149,921
Interest expense ..................................................................................... 101 80,925
Total expenses ........................................................................................
203,382 6,230,846
Less: – –
Administration fees waived .............................................................................. (2,869) —
Administration fees waived by the Manager — class specific ........................................................ (1,350) —
Fees waived and/or reimbursed by the Manager ................................................................ (167,923) (23,425)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (256) —
Total expenses after fees waived and/or reimbursed ...............................................................
30,984 6,207,421
Net investment income ...................................................................................
173,105 13,755,404
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,031,032) $ 55,056,216
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (41,027) $ 19,302,110
Investments — affiliated .............................................................................. — 278
Forward foreign currency exchange contracts ................................................................ — (5,344,354)
Foreign currency transactions .......................................................................... (3,882) (1,312,899)
Futures contracts ................................................................................... (16,580) (13,620,168)
Swaps   ......................................................................................... — (31,738,274)
(61,489) (32,713,307)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (958,166) (44,880,824)
Investments — affiliated .............................................................................. — 106
Forward foreign currency exchange contracts ................................................................ — (4,421,648)
Foreign currency translations ........................................................................... 43 (109,968)
Futures contracts ................................................................................... (11,420) 105,040,809
Swaps   ......................................................................................... — 32,141,048
(969,543) 87,769,523
Net realized and unrealized gain (loss) ........................................................................
(1,031,032) 55,056,216
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ (857,927) $ 68,811,620

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Emerging Markets ex-China Fund BlackRock Global Impact Fund
Six Months Ended
10/31/23
(unaudited)
Period from
03/29/23
(a)
to 04/30/23
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 79,777 $ 14,622 $ 26,608 $ 116,479
Net realized gain (loss) ............................................ 158,618 15,564 (311,079) (6,541,729)
Net change in unrealized appreciation (depreciation) ........................ (227,532) 142,660 (668,111) 3,881,982
Net increase (decrease) in net assets resulting from operations ...................
10,863 172,846 (952,582) (2,543,268)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ................................................... — — — (152,700)
  Investor A .................................................... — — — (1,027)
  Class K ...................................................... — — — (79,434)
Decrease in net assets resulting from distributions to shareholders .................
— — — (233,161)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
15,870 5,000,000 (2,180,687) (21,640,126)
NET ASSETS
Total increase (decrease) in net assets ................................... 26,733 5,172,846 (3,133,269) (24,416,555)
Beginning of period ................................................
5,172,846 — 10,752,307 35,168,862
End of period ....................................................
$ 5,199,579 $ 5,172,846 $ 7,619,038 $ 10,752,307
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
BlackRock Sustainable
Advantage Global
Equity Fund
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Period from
06/21/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 125,248 $ 231,820 $ 33,066
Net realized loss ................................................................. (101,638) (882,423) (7,308)
Net change in unrealized appreciation (depreciation) ......................................... (553,554) 66,625 (527,429)
Net decrease in net assets resulting from operations ...........................................
(529,944) (583,978) (501,671)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .................................................................... (823) (2,862) —
  Investor A ..................................................................... (1,486) (4,449) —
  Class K ....................................................................... (80,986) (249,172) —
Decrease in net assets resulting from distributions to shareholders ..................................
(83,295) (256,483) —
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..................................
25,906 1,057,969 10,039,515
NET ASSETS
Total increase (decrease) in net assets .................................................... (587,333) 217,508 9,537,844
Beginning of period .................................................................
10,157,853 9,940,345 —
End of period .....................................................................
$ 9,570,520 $ 10,157,853 $ 9,537,844
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Sustainable Advantage International
Equity Fund BlackRock Tactical Opportunities Fund
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 173,105 $ 293,215 $ 13,755,404 $ 15,725,423
Net realized gain (loss) ............................................ (61,489) (707,937) (32,713,307) 143,742,453
Net change in unrealized appreciation (depreciation) ........................ (969,543) 1,713,325 87,769,523 (72,143,886)
Net increase (decrease) in net assets resulting from operations ...................
(857,927) 1,298,603 68,811,620 87,323,990
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (2,391) (5,559) (45,955,371) (26,945,935)
  Service ...................................................... — — (50,135) (37,621)
  Investor A .................................................... (3,101) (5,756) (8,975,287) (6,306,615)
  Investor C .................................................... — — (424,717) (275,919)
  Class K ...................................................... (167,576) (355,976) (15,694,421) (11,681,883)
Decrease in net assets resulting from distributions to shareholders .................
(173,068) (367,291) (71,099,931) (45,247,973)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
1,217,732 841,752 (7,010,182) (192,726,824)
NET ASSETS
Total increase (decrease) in net assets ................................... 186,737 1,773,064 (9,298,493) (150,650,807)
Beginning of period ................................................
12,921,957 11,148,893 1,495,343,278 1,645,994,085
End of period ....................................................
$ 13,108,694 $ 12,921,957 $ 1,486,044,785 $ 1,495,343,278
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Emerging Markets ex-China
Fund
Institutional
Six Months
Ended
10/31/23
(unaudited)
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .....................................................................
$ 10.35  $ 10.00
Net investment income
(b)
.............................................................................
0.16  0.03
Net realized and unrealized gain (loss) ....................................................................
(0.14) 0.32
Net increase from investment operations .................................................................... 0.02  0.35
Net asset value, end of period .......................................................................... $ 10.37  $ 10.35
Total Return
(c)
— —
Based on net asset value .............................................................................. 0.19%
(d)
3.50%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................
7.06%
(f)(g)(h)
5.43%
(f)(i)
Total expenses after fees waived and/or reimbursed ............................................................
0.86%
(f)(g)(h)
0.86%
(f)(i)
Net investment income ...............................................................................
2.86%
(f)
3.22%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 104  $ 103
Portfolio turnover rate ................................................................................. 26% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 8.96% and 0.86%, respectively.
(h)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 5.14% and 0.86%, respectively.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China
Fund
Investor A
Six Months
Ended
10/31/23
(unaudited)
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .....................................................................
$ 10.34  $ 10.00
Net investment income
(b)
.............................................................................
0.14  0.03
Net realized and unrealized gain (loss) ....................................................................
(0.13) 0.31
Net increase from investment operations .................................................................... 0.01  0.34
Net asset value, end of period .......................................................................... $ 10.35  $ 10.34
Total Return
(c)
— —
Based on net asset value .............................................................................. 0.10%
(d)
3.40%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................
7.26%
(f)(g)(h)
5.68%
(f)(i)
Total expenses after fees waived and/or reimbursed ............................................................
1.11%
(f)(g)(h)
1.11%
(f)(i)
Net investment income ...............................................................................
2.59%
(f)
2.97%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 118  $ 103
Portfolio turnover rate ................................................................................. 26% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 9.16% and 1.11%, respectively.
(h)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 5.34% and 1.11%, respectively.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Emerging Markets ex-China
Fund
Class K
Six Months
Ended
10/31/23
(unaudited)
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .....................................................................
$ 10.35  $ 10.00
Net investment income
(b)
.............................................................................
0.16  0.03
Net realized and unrealized gain (loss) ....................................................................
(0.14) 0.32
Net increase from investment operations .................................................................... 0.02  0.35
Net asset value, end of period .......................................................................... $ 10.37  $ 10.35
Total Return
(c)
— —
Based on net asset value .............................................................................. 0.19%
(d)
3.50%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................
6.73%
(f)(g)(h)
5.08%
(f)(i)
Total expenses after fees waived and/or reimbursed ............................................................
0.81%
(f)(g)(h)
0.81%
(f)(i)
Net investment income ...............................................................................
2.90%
(f)
3.27%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 4,978  $ 4,966
Portfolio turnover rate ................................................................................. 26% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 8.63% and 0.81%, respectively.
(h)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 4.81% and 0.81%, respectively.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Institutional
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 9.81  $ 10.76  $ 15.27  $ 10.00
Net investment income (loss)
(b)
..........................................
0.03  0.06  0.03  (0.02)
Net realized and unrealized gain (loss) .....................................
(1.16) (0.92) (3.66) 5.82
Net increase (decrease) from investment operations ............................. (1.13) (0.86) (3.63) 5.80
Distributions
(c)
– – – –
From net investment income ...........................................
—  (0.09) (0.10) (0.07)
From net realized gain ................................................
—  —  (0.78) (0.46)
Total distributions .................................................... —  (0.09) (0.88) (0.53)
Net asset value, end of period ........................................... $ 8.68  $ 9.81  $ 10.76  $ 15.27
Total Return
(d)
— — — —
Based on net asset value ............................................... (11.52)%
(e)
(7.97)% (25.01)% 58.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
1.28%
(g)
0.94% 0.92% 0.98%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
0.85%
(g)
0.85% 0.85% 0.84%
(g)
Net investment income (loss) ............................................
0.66%
(g)
0.56% 0.20% (0.14)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 1,981  $ 4,424  $ 28,252  $ 42,999
Portfolio turnover rate .................................................. 46% 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Investor A
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 9.81  $ 10.76  $ 15.26  $ 10.00
Net investment income (loss)
(b)
..........................................
0.01  0.02  (0.01) (0.02)
Net realized and unrealized gain (loss) .....................................
(1.15) (0.92) (3.65) 5.79
Net increase (decrease) from investment operations ............................. (1.14) (0.90) (3.66) 5.77
Distributions
(c)
– – – –
From net investment income ...........................................
—  (0.05) (0.07) (0.05)
From net realized gain ................................................
—  —  (0.77) (0.46)
Total distributions .................................................... —  (0.05) (0.84) (0.51)
Net asset value, end of period ........................................... $ 8.67  $ 9.81  $ 10.76  $ 15.26
Total Return
(d)
— — — —
Based on net asset value ............................................... (11.62)%
(e)
(8.32)% (25.15)% 58.22%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
1.51%
(g)
1.26% 1.17% 1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
1.10%
(g)
1.10% 1.10% 1.10%
(g)
Net investment income (loss) ............................................
0.20%
(g)
0.25% (0.06)% (0.18)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 230  $ 218  $ 198  $ 272
Portfolio turnover rate .................................................. 46% 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Class K
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 9.79  $ 10.77  $ 15.29  $ 10.00
Net investment income
(b)
..............................................
0.03  0.06  0.04  0.04
Net realized and unrealized gain (loss) .....................................
(1.15) (0.91) (3.67) 5.78
Net increase (decrease) from investment operations ............................. (1.12) (0.85) (3.63) 5.82
Distributions
(c)
– – – –
From net investment income ...........................................
—  (0.13) (0.11) (0.07)
From net realized gain ................................................
—  —  (0.78) (0.46)
Total distributions .................................................... —  (0.13) (0.89) (0.53)
Net asset value, end of period ........................................... $ 8.67  $ 9.79  $ 10.77  $ 15.29
Total Return
(d)
— — — —
Based on net asset value ............................................... (11.44)%
(e)
(7.90)% (24.97)% 58.75%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
1.16%
(g)
0.90% 0.82% 0.93%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
0.75%
(g)
0.75% 0.75% 0.75%
(g)
Net investment income ................................................
0.57%
(g)
0.60% 0.32% 0.34%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 5,408  $ 6,110  $ 6,718  $ 9,186
Portfolio turnover rate .................................................. 46% 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Institutional
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
..............................................
0.10  0.20  0.16  0.04
Net realized and unrealized gain (loss) .....................................
(0.52) (0.78) (2.37) 2.31
Net increase (decrease) from investment operations ............................. (0.42) (0.58) (2.21) 2.35
Distributions
(c)
– – – –
From net investment income ...........................................
(0.06) (0.21) (0.14) (0.05)
From net realized gain ................................................
—  —  (1.05) —
Total distributions .................................................... (0.06) (0.21) (1.19) (0.05)
Net asset value, end of period ........................................... $ 7.63  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — — —
Based on net asset value ............................................... (5.20)%
(e)
(6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
3.95%
(g)
5.40% 4.37% 3.70%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
0.86%
(g)
0.86% 0.86% 0.86%
(g)
Net investment income ................................................
2.38%
(g)
2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 92  $ 102  $ 119  $ 125
Portfolio turnover rate .................................................. 76% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investor A
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 8.11  $ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
..............................................
0.09  0.17  0.13  0.02
Net realized and unrealized gain (loss) .....................................
(0.52) (0.77) (2.36) 2.31
Net increase (decrease) from investment operations ............................. (0.43) (0.60) (2.23) 2.33
Distributions
(c)
– – – –
From net investment income ...........................................
(0.06) (0.18) (0.12) (0.04)
From net realized gain ................................................
—  —  (1.05) —
Total distributions .................................................... (0.06) (0.18) (1.17) (0.04)
Net asset value, end of period ........................................... $ 7.62  $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
— — — —
Based on net asset value ............................................... (5.40)%
(e)
(6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
4.22%
(g)
5.57% 4.71% 3.92%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
1.11%
(g)
1.11% 1.11% 1.11%
(g)
Net investment income ................................................
2.16%
(g)
2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 183  $ 208  $ 149  $ 138
Portfolio turnover rate .................................................. 76% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class K
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ......................................
$ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
..............................................
0.10  0.20  0.17  0.04
Net realized and unrealized gain (loss) .....................................
(0.51) (0.77) (2.37) 2.31
Net increase (decrease) from investment operations ............................. (0.41) (0.57) (2.20) 2.35
Distributions
(c)
– – – –
From net investment income ...........................................
(0.07) (0.22) (0.15) (0.05)
From net realized gain ................................................
—  —  (1.05) —
Total distributions .................................................... (0.07) (0.22) (1.20) (0.05)
Net asset value, end of period ........................................... $ 7.63  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — — —
Based on net asset value ............................................... (5.18)%
(e)
(6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expenses ......................................................
3.84%
(g)
5.18% 4.24% 3.39%
(g)(h)
Total expenses after fees waived and/or reimbursed .............................
0.81%
(g)
0.81% 0.81% 0.81%
(g)
Net investment income ................................................
2.43%
(g)
2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) ........................................... $ 9,296  $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate .................................................. 76% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable
Advantage Global
Equity Fund
Institutional
Period from
06/21/23
(a)
to 10/31/23
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0.03
Net realized and unrealized (loss) .......................................................................................
(0.53)
Net (decrease) from investment operations .................................................................................. (0.50)
Net asset value, end of period .......................................................................................... $ 9.50
Total Return
(c)
—
Based on net asset value .............................................................................................. (5.00)%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................................
3.44%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ............................................................................
0.71%
(f)(g)(h)
Net investment income ...............................................................................................
0.87%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 95
Portfolio turnover rate ................................................................................................. 33%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.39% and 0.71%, respectively.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.74% and
0.71%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Sustainable
Advantage Global
Equity Fund
Investor A
Period from
06/21/23
(a)
to 10/31/23
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0.02
Net realized and unrealized (loss) .......................................................................................
(0.53)
Net (decrease) from investment operations .................................................................................. (0.51)
Net asset value, end of period .......................................................................................... $ 9.49
Total Return
(c)
—
Based on net asset value .............................................................................................. (5.10)%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................................
3.68%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ............................................................................
0.96%
(f)(g)(h)
Net investment income ...............................................................................................
0.58%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 133
Portfolio turnover rate ................................................................................................. 33%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.59% and 0.96%, respectively.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.01% and
0.96%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable
Advantage Global
Equity Fund
Class K
Period from
06/21/23
(a)
to 10/31/23
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0.03
Net realized and unrealized (loss) .......................................................................................
(0.53)
Net (decrease) from investment operations .................................................................................. (0.50)
Net asset value, end of period .......................................................................................... $ 9.50
Total Return
(c)
—
Based on net asset value .............................................................................................. (5.00)%
(d)
Ratios to Average Net Assets
(e)
Total expenses .....................................................................................................
3.08%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ............................................................................
0.66%
(f)(g)(h)
Net investment income ...............................................................................................
0.92%
(f)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 9,310
Portfolio turnover rate ................................................................................................. 33%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.03% and 0.66%, respectively.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.38% and
0.66%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Institutional
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .......................................
$ 10.39  $ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
...............................................
0.13  0.24  0.23  0.13
Net realized and unrealized gain (loss) ......................................
(0.76) 0.82  (1.16) 2.01
Net increase (decrease) from investment operations .............................. (0.63) 1.06  (0.93) 2.14
Distributions
(c)
– – – –
From net investment income ............................................
(0.13) (0.31) (0.27) (0.06)
From net realized gain .................................................
—  —  (1.24) (0.00)
(d)
Total distributions ..................................................... (0.13) (0.31) (1.51) (0.06)
Net asset value, end of period ............................................ $ 9.63  $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
— — — —
Based on net asset value ................................................ (6.17)%
(f)
11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................
3.09%
(h)
4.29% 3.72% 3.40%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................
0.50%
(h)
0.50% 0.50% 0.50%
(h)
Net investment income .................................................
2.56%
(h)
2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 179  $ 192  $ 174  $ 156
Portfolio turnover rate ................................................... 42% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Investor A
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .......................................
$ 10.39  $ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
...............................................
0.12  0.22  0.21  0.11
Net realized and unrealized gain (loss) ......................................
(0.76) 0.81  (1.16) 2.01
Net increase (decrease) from investment operations .............................. (0.64) 1.03  (0.95) 2.12
Distributions
(c)
– – – –
From net investment income ............................................
(0.12) (0.27) (0.25) (0.05)
From net realized gain .................................................
—  —  (1.24) (0.00)
(d)
Total distributions ..................................................... (0.12) (0.27) (1.49) (0.05)
Net asset value, end of period ............................................ $ 9.63  $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
— — — —
Based on net asset value ................................................ (6.24)%
(f)
11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................
3.42%
(h)
4.56% 4.02% 3.76%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................
0.75%
(h)
0.75% 0.74% 0.75%
(h)
Net investment income .................................................
2.31%
(h)
2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 251  $ 265  $ 204  $ 140
Portfolio turnover rate ................................................... 42% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Class K
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .......................................
$ 10.39  $ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
...............................................
0.13  0.25  0.24  0.13
Net realized and unrealized gain (loss) ......................................
(0.76) 0.80  (1.16) 2.01
Net increase (decrease) from investment operations .............................. (0.63) 1.05  (0.92) 2.14
Distributions
(c)
– – – –
From net investment income ............................................
(0.13) (0.31) (0.27) (0.06)
From net realized gain .................................................
—  —  (1.24) (0.00)
(d)
Total distributions ..................................................... (0.13) (0.31) (1.51) (0.06)
Net asset value, end of period ............................................ $ 9.63  $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
— — — —
Based on net asset value ................................................ (6.16)%
(f)
11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................
3.00%
(h)
4.05% 3.64% 3.15%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................
0.45%
(h)
0.45% 0.45% 0.45%
(h)
Net investment income .................................................
2.57%
(h)
2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 12,679  $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ................................................... 42% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Institutional
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .
$ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11
Net investment income
(a)
.........
0.13  0.15  0.05  0.05  0.06  0.19  0.14
Net realized and unrealized gain (loss)
0.53  0.72  (0.05) 0.79  0.32  (0.57) 1.31
Net increase (decrease) from investment
operations ................ 0.66  0.87  0.00  0.84  0.38  (0.38) 1.45
Distributions
(b)
– – – – – – –
From net investment income ......
(0.69) —  —  (0.38) (0.46) (0.55) (0.12)
From net realized gain ...........
—  (0.51) —  —  —  (0.84) —
Return of capital ............... —  —  —  (0.00)
(c)
—  —  —
Total distributions ............... (0.69) (0.51) —  (0.38) (0.46) (1.39) (0.12)
Net asset value, end of period ...... $ 14.38  $ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44
Total Return
(d)
— — — — — — —
Based on net asset value .......... 4.69%
(e)
6.22% 0.00%
(f)
6.18% 2.79%
(e)
(2.43)% 10.36%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
0.81%
(i)
0.84% 0.79% 0.81% 0.86%
(i)
0.80% 0.93%
Total expenses after fees waived and/or
reimbursed ..................
0.81%
(i)
0.83% 0.79% 0.80% 0.85%
(i)
0.79% 0.89%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.80%
(i)
0.83% 0.79% 0.80% 0.85%
(i)
0.79% 0.89%
Net investment income ...........
1.82%
(i)
1.08% 0.33% 0.38% 0.77%
(i)
1.36% 0.94%
Supplemental Data
Net assets, end of period (000) ...... $ 983,776  $ 954,744  $ 672,822  $ 464,694  $ 289,127  $ 290,851  $ 220,711
Portfolio turnover rate ............. 66% 172% 110% 136% 167% 288% 265%
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ............................ N/A    N/A    N/A    N/A    N/A    0.79 % N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Service
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .
$ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02
Net investment income
(a)
.........
0.11  0.12  0.00
(b)
0.01  0.04  0.16  0.10
Net realized and unrealized gain (loss)
0.52  0.70  (0.03) 0.78  0.31  (0.58) 1.32
Net increase (decrease) from investment
operations ................ 0.63  0.82  (0.03) 0.79  0.35  (0.42) 1.42
Distributions
(c)
– – – – – – –
From net investment income ......
(0.68) —  —  (0.36) (0.37) (0.51) (0.11)
From net realized gain ...........
—  (0.49) —  —  —  (0.84) —
Return of capital ............... —  —  —  (0.00)
(d)
—  —  —
Total distributions ............... (0.68) (0.49) —  (0.36) (0.37) (1.35) (0.11)
Net asset value, end of period ...... $ 14.22  $ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33
Total Return
(e)
— — — — — — —
Based on net asset value .......... 4.52%
(f)
5.93% (0.21)% 5.86% 2.63%
(f)
(2.74)% 10.21%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
1.06%
(i)
1.11% 1.06% 1.07% 1.16%
(i)
1.06% 1.22%
Total expenses after fees waived and/or
reimbursed ..................
1.06%
(i)
1.10% 1.06% 1.06% 1.14%
(i)
1.06% 1.16%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
1.04%
(i)
1.10% 1.06% 1.06% 1.14%
(i)
1.06% 1.16%
Net investment income ...........
1.57%
(i)
0.82% 0.00%
(j)
0.08% 0.53%
(i)
1.14% 0.65%
Supplemental Data
Net assets, end of period (000) ...... $ 1,450  $ 1,053  $ 953  $ 1,972  $ 836  $ 767  $ 832
Portfolio turnover rate ............. 66% 172% 110% 136% 167% 288% 265%
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ............................ N/A    N/A    N/A    N/A    N/A    1.04 % N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor A
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ..
$ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02
Net investment income
(a)
..........
0.11  0.10  0.00
(b)
0.01  0.04  0.14  0.09
Net realized and unrealized gain (loss) .
0.53  0.71  (0.03) 0.77  0.32  (0.56) 1.31
Net increase (decrease) from investment
operations ................. 0.64  0.81  (0.03) 0.78  0.36  (0.42) 1.40
Distributions
(c)
– – – – – – –
From net investment income .......
(0.68) —  —  (0.34) (0.41) (0.51) (0.11)
From net realized gain ............
—  (0.48) —  —  —  (0.84) —
Return of capital ................ —  —  —  (0.00)
(d)
—  —  —
Total distributions ................ (0.68) (0.48) —  (0.34) (0.41) (1.35) (0.11)
Net asset value, end of period ....... $ 14.19  $ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31
Total Return
(e)
— — — — — — —
Based on net asset value ........... 4.57%
(f)
5.86% (0.22)% 5.77% 2.70%
(f)
(2.77)% 10.06%
Ratios to Average Net Assets
(g)
Total expenses ..................
1.08%
(h)
1.13% 1.08% 1.09% 1.15%
(h)
1.10%
(i)
1.21%
Total expenses after fees waived and/or
reimbursed ...................
1.08%
(h)
1.13% 1.08% 1.09% 1.14%
(h)
1.09% 1.20%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
1.07%
(h)
1.13% 1.08% 1.09% 1.14%
(h)
1.09% 1.20%
Net investment income ............
1.55%
(h)
0.75% 0.03% 0.09% 0.48%
(h)
1.01% 0.61%
Supplemental Data
Net assets, end of period (000) ....... $ 187,833  $ 192,584  $ 187,461  $ 202,884  $ 208,746  $ 218,634  $ 237,442
Portfolio turnover rate .............. 66% 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investor C
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .
$ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64
Net investment income (loss)
(a)
.....
0.06  0.01  (0.10) (0.09) (0.02) 0.04  (0.01)
Net realized and unrealized gain (loss)
0.50  0.68  (0.03) 0.75  0.31  (0.54) 1.27
Net increase (decrease) from investment
operations ................ 0.56  0.69  (0.13) 0.66  0.29  (0.50) 1.26
Distributions
(b)
– – – – – – –
From net investment income ......
(0.65) —  —  (0.19) (0.30) (0.33) (0.09)
From net realized gain ...........
—  (0.42) —  —  —  (0.84) —
Return of capital ............... —  —  —  (0.00)
(c)
—  —  —
Total distributions ............... (0.65) (0.42) —  (0.19) (0.30) (1.17) (0.09)
Net asset value, end of period ...... $ 13.65  $ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81
Total Return
(d)
— — — — — — —
Based on net asset value .......... 4.12%
(e)
5.19% (0.96)% 5.02% 2.21%
(e)
(3.45)% 9.27%
Ratios to Average Net Assets
(f)
Total expenses .................
1.79%
(g)
1.83% 1.83% 1.84% 1.86%
(g)
1.82%
(h)
1.89%
Total expenses after fees waived and/or
reimbursed ..................
1.79%
(g)
1.83% 1.83% 1.84% 1.85%
(g)
1.81% 1.88%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
1.78%
(g)
1.83% 1.83% 1.84% 1.85%
(g)
1.81% 1.88%
Net investment income (loss) .......
0.84%
(g)
0.07% (0.72)% (0.65)% (0.24)%
(g)
0.26% (0.08)%
Supplemental Data
Net assets, end of period (000) ...... $ 8,581  $ 9,665  $ 7,478  $ 8,665  $ 13,187  $ 17,171  $ 31,022
Portfolio turnover rate ............. 66% 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Class K
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ..
$ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08
Net investment income
(a)
..........
0.14  0.15  0.06  0.07  0.07  0.21  0.16
Net realized and unrealized gain (loss) .
0.54  0.74  (0.04) 0.78  0.32  (0.57) 1.32
Net increase (decrease) from investment
operations ................. 0.68  0.89  0.02  0.85  0.39  (0.36) 1.48
Distributions
(b)
– – – – – – –
From net investment income .......
(0.70) —  —  (0.40) (0.47) (0.58) (0.13)
From net realized gain ............
—  (0.52) —  —  —  (0.84) —
Return of capital ................ —  —  —  (0.00)
(c)
—  —  —
Total distributions ................ (0.70) (0.52) —  (0.40) (0.47) (1.42) (0.13)
Net asset value, end of period ....... $ 14.39  $ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43
Total Return
(d)
— — — — — — —
Based on net asset value ........... 4.80%
(e)
6.36% 0.14% 6.25% 2.93%
(e)
(2.34)% 10.57%
Ratios to Average Net Assets
(f)
Total expenses ..................
0.67%
(g)
0.69% 0.66% 0.67% 0.72%
(g)
0.67%
(h)
0.76%
Total expenses after fees waived and/or
reimbursed ...................
0.67%
(g)
0.68% 0.66% 0.66% 0.72%
(g)
0.67% 0.75%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
0.66%
(g)
0.68% 0.66% 0.66% 0.72%
(g)
0.67% 0.75%
Net investment income ............
1.97%
(g)
1.05% 0.44% 0.49% 0.91%
(g)
1.51% 1.09%
Supplemental Data
Net assets, end of period (000) ....... $ 304,405  $ 337,297  $ 777,280  $ 779,750  $ 363,505  $ 366,664  $ 198,487
Portfolio turnover rate .............. 66% 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Global Impact Fund ............................................... Global Impact Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage Global Equity Fund ................................ Sustainable Advantage Global Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft :  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period and/or as of the report date. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Sustainable Advantage Global Equity was expensed by the Fund and reimbursed by the Manager . The Manager reimbursed the Fund following amounts, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Fund Name Amounts Reimbursed
Sustainable Advantage Global Equity ..................................................................................... $ 25,000

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2023, certain investments of Global Impact, Sustainable Advantage Emerging Markets Equity and Tactical Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Global Impact
Toronto-Dominion Bank ........................
$ 72,906
$ (72,906)
$ —
$ —
Sustainable Advantage Emerging Markets Equity
Toronto-Dominion Bank ........................
$ 57,477
$ (57,477)
$ —
$ —
Tactical Opportunities
Citigroup Global Markets, Inc. ....................
181,308
(181,308)
—
—
J.P. Morgan Securities LLC ......................
144,170
(144,170)
—
—
Jefferies LLC ...............................
36,008
(36,008)
—
—
Morgan Stanley ..............................
2,025,797
(2,025,797)
—
—
Toronto-Dominion Bank ........................
145,812
(145,812)
—
—
$ 2,533,095
$ (2,533,095)
$ —
$ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager
pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex-China Global Impact
Sustainable
Advantage
Emerging Markets
Equity
Sustainable
Advantage Global
Equity
Sustainable
Advantage
International
Equity
First $1 billion ................................................ 0.810% 0.650% 0.800% 0.660% 0.450%
$1 billion - $3 billion ............................................ 0.760 0.610 0.750 0.620 0.420
$3 billion - $5 billion ............................................ 0.730 0.590 0.720 0.590 0.410
$5 billion - $10 billion ........................................... 0.700 0.570 0.700 0.570 0.390
Greater than $10 billion .......................................... 0.690 0.550 0.680 0.560 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75%

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period ended October 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity, Sustainable
Advantage International Equity and Tactical Opportunities entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes of Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global
Equity, Sustainable Advantage International Equity and Tactical Opportunities an administration fee, which is shown as administration — class specific in the Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended October 31, 2023, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended October 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 145 $ — $ 145
Global Impact ........................................................................ — 282 — 282
Sustainable Advantage Emerging Markets Equity ................................................ — 259 — 259
Sustainable Advantage Global Equity ........................................................ — 101 — 101
Sustainable Advantage International Equity .................................................... — 329 — 329
Tactical Opportunities ................................................................... 1,551 240,578 45,961 288,090
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 11 $ — $ 12 $ — $ 528 $ 551
Global Impact ........................................................ 2,788 — 225 — 3,000 6,013
Sustainable Advantage Emerging Markets Equity ................................ 11 — 21 — 1,003 1,035
Sustainable Advantage Global Equity ........................................ 7 — 8 — 706 721
Sustainable Advantage International Equity .................................... 19 — 26 — 1,305 1,350
Tactical Opportunities ................................................... 98,264 124 19,246 919 33,311 151,864
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 119,393
Fund Name Institutional Service Investor A Investor C Class K Total
Global Impact ........................................................ $ 2 $ — $ 2 $ — $ 4 $ 8
Sustainable Advantage Emerging Markets Equity ................................ 12 — 11 — 18 41
Sustainable Advantage International Equity .................................... 24 — 29 — 11 64
Tactical Opportunities ................................................... 1,653 56 35,648 961 440 38,758

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

For the period ended October 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  period ended  October 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the period ended October 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupment: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended October 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended October 31, 2023, the Manager waived $364 in investment advisory fees with respect to Sustainable Advantage Global Equity pursuant to these arrangements.
With respect to Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity, Sustainable Advantage International
Equity and Tactical Opportunities, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 184 $ — $ 184 $ — $ 183 $ 551
Global Impact ........................................................ 2 — 2 — 4 8
Sustainable Advantage Emerging Markets Equity ................................ 60 — 148 — 48 256
Sustainable Advantage Global Equity ........................................ 132 — 132 — 132 396
Sustainable Advantage International Equity .................................... 89 — 225 — 56 370
Tactical Opportunities ................................................... 744,904 923 168,199 6,142 20,837 941,005
Fund Name Other Fees
Global Impact ........................................................................................................... $ 32
Sustainable Advantage Global Equity ........................................................................................... 57
Tactical Opportunities ...................................................................................................... 2,627
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 241 $ 540
Fund Name Amounts Waived
Emerging Markets ex-China ............................................................................................. $ 144
Global Impact ....................................................................................................... 96
Sustainable Advantage Emerging Markets Equity ............................................................................... 106
Sustainable Advantage Global Equity ....................................................................................... 72
Sustainable Advantage International Equity ................................................................................... 119
Tactical Opportunities .................................................................................................. 23,425
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0.86% N/A 1.11% N/A 0.81%
Sustainable Advantage Emerging Markets Equity ..................................... 0.86 N/A 1.11 N/A 0.81
Sustainable Advantage Global Equity ............................................. 0.71 N/A 0.96 N/A 0. 66
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 for Emerging Markets ex-China, Sustainable Advantage
Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable Advantage International Equity, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended October 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the period ended October
31, 2023, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the period ended October 31, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 30, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 213 , 235
Sustainable Advantage Emerging Markets Equity ..................................................................................... 15 2 , 99 8
Sustainable Advantage Global Equity ............................................................................................. 1 29,779
Sustainable Advantage International Equity ......................................................................................... 1 67 , 804
Emerging Markets ex-China ................................................................................................... $ 1,170
Sustainable Advantage Emerging Markets Equity ..................................................................................... 2,197
Sustainable Advantage Global Equity ............................................................................................. 1,53 1
Sustainable Advantage International Equity ......................................................................................... 2,869
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Emerging Markets ex-China
Institutional .................................................................................... $ 11 $ 157
Investor A ..................................................................................... 12 155
Class K ...................................................................................... 528 183
$ 551 $ 495
Global Impact
Institutional .................................................................................... — 2
Investor A ..................................................................................... — 2
Class K ...................................................................................... — 4
$ — $ 8
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... 10 35
Investor A ..................................................................................... 21 96
Class K ...................................................................................... 1,003 48
$ 1,034 $ 179
Sustainable Advantage Global Equity
Institutional .................................................................................... 7 114
Investor A ..................................................................................... 8 112
Class K ...................................................................................... 706 132
$ 721 $ 358
Sustainable Advantage International Equity
Institutional .................................................................................... 19 41
Investor A ..................................................................................... 26 159
Class K ...................................................................................... 1,305 56
$ 1,350 $ 256

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Effective June 22, 2030, the repayment arrangement between Sustainable Advantage Global Equity and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Sustainable Advantage Global Equity's contractual caps on net expenses will be terminated.
As of October 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
With respect to Global Impact, the fees and expenses of the Fund's Independent Trustees, counsel to the Independent Trustees and the Fund's independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Fund in an amount equal to these independent expenses through June 30, 2034. Such contractual arrangements may not be terminated prior to July 1, 2034 without the consent of the Board. For the period ended October 31, 2023, the amounts reimbursed were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Global Impact, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage
Global Equity and Sustainable Advantage International Equity retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Emerging Markets ex-China, Global Impact, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity
and Sustainable Advantage International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
October 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Expiring April 30,
Emerging Markets ex-China 2025 2026
Fund Level ...................................................................................... $ 76,494 $ 214,405
Institutional ...................................................................................... 30 168
Investor A ....................................................................................... 29 167
Class K ......................................................................................... 118 711
Expiring April 30,
Sustainable Advantage Global Equity 2026
Fund Level ....................................................................................................... $ 131,310
Institutional ....................................................................................................... 121
Investor A ........................................................................................................ 120
Class K .......................................................................................................... 838
Global Impact ............................................................................................................... $ 18,560
Fund Name Amounts
Global Impact ........................................................................................................... $ 13
Sustainable Advantage Emerging Markets Equity ................................................................................... 29
Tactical Opportunities ...................................................................................................... 2,908

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend and Emerging Markets ex-China is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended October 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the period ended October 31, 2023, purchases and sales of investments, including paydowns, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 6,317,655 $ 30,614,567 $ 1,717,126
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 1,423,951 $ 1,331,396
Global Impact ........................................................................................ 4,017,527 6,122,147
Sustainable Advantage Emerging Markets Equity ................................................................ 7,706,945 7,519,224
Sustainable Advantage Global Equity ........................................................................ 13,028,489 3,251,558
Sustainable Advantage International Equity .................................................................... 6,903,815 5,518,812
Tactical Opportunities ................................................................................... 687,913,324 700,724,490
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified
Late-Year
Capital Losses
Qualified
Late-Year
Ordinary Losses
Global Impact ........................................................................ $ 13,713,737 $ — $ 90,190
Sustainable Advantage Emerging Markets Equity ................................................ 1,510,749 — —
Sustainable Advantage International Equity .................................................... 1,049,538 — —
Tactical Opportunities ................................................................... — 103,274,846 —

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended October 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 5,293,419 $ 265,076 $ (349,938) $ (84,862)
Global Impact .................................................... 8,061,455 639,991 (1,004,797) (364,806)
Sustainable Advantage Emerging Markets Equity ............................ 10,923,556 116,348 (1,396,463) (1,280,115)
Sustainable Advantage Global Equity .................................... 9,969,272 173,600 (700,886) (527,286)
Sustainable Advantage International Equity ................................ 12,991,705 1,078,912 (816,701) 262,211
Tactical Opportunities .............................................. 1,171,163,611 312,942,843 (100,476,268) 212,466,575

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
10/31/23
Period from
03/29/23
(a)
to 04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
— $ — 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
— $ — 10,000 $ 100,000
Investor A
Shares sold ..........................................
1,429 $ 15,870 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
1,429 $ 15,870 10,000 $ 100,000
Class K
Shares sold ..........................................
— $ — 480,001 $ 4,800,010
Shares redeemed ......................................
— — (1) (10)
— $ — 480,000 $ 4,800,000
1,429 $ 15,870 500,000 $ 5,000,000
d
Six Months Ended
10/31/23
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Global Impact
Institutional
Shares sold ..........................................
4,343 $ 38,998 29,838 $ 295,002
Shares issued in reinvestment of distributions .....................
— — 14,055 137,152
Shares redeemed ......................................
(227,297) (2,254,668) (2,217,348) (22,114,890)
(222,954) $ (2,215,670) (2,173,455) $ (21,682,736)
Investor A
Shares sold ..........................................
4,277 $ 40,545 3,779 $ 36,999
Shares issued in reinvestment of distributions .....................
— — 48 463
Shares redeemed ......................................
(11) (118) (20) (193)
4,266 $ 40,427 3,807 $ 37,269
Class K
Shares sold ..........................................
47 $ 472 — $ —
Shares issued in reinvestment of distributions .....................
— — 1,679 $ 16,345
Shares redeemed ......................................
(582) (5,916) (1,058) (11,004)
(535) $ (5,444) 621 $ 5,341
(219,223) $ (2,180,687) (2,169,027) $ (21,640,126)
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
151 $ 1,246 803 $ 6,485
Shares issued in reinvestment of distributions .....................
13 105 65 523
Shares redeemed ......................................
(759) (5,979) (1,600) (12,520)
(595) $ (4,628) (732) $ (5,512)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
10/31/23
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
— $ — 9,306 $ 77,173
Shares issued in reinvestment of distributions .....................
100 846 307 2,459
Shares redeemed ......................................
(1,763) (14,409) (727) (6,043)
(1,663) $ (13,563) 8,886 $ 73,589
Class K
Shares sold ..........................................
32,332 $ 264,346 143,621 $ 1,123,622
Shares issued in reinvestment of distributions .....................
1,097 9,261 1,776 14,227
Shares redeemed ......................................
(28,304) (229,510) (18,036) (147,957)
5,125 $ 44,097 127,361 $ 989,892
2,867 $ 25,906 135,515 $ 1,057,969
d
Period from
06/21/23
(a)
to 10/31/23
Fund Name/Share Class
Shares Amount
Sustainable Advantage Global Equity
Institutional
Shares sold ........................................................................... 10,001 $ 100,010
Shares redeemed .......................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ........................................................................... 14,069 $ 140,081
Shares redeemed .......................................................................
(57) (566)
14,012 $ 139,515
Class K
Shares sold ........................................................................... 980,001 $ 9,800,010
Shares redeemed .......................................................................
(1) (10)
980,000 $ 9,800,000
1,004,012 $ 10,039,515
d
Six Months Ended
10/31/23
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold ..........................................
58 $ 601 130 $ 1,200
Shares issued in reinvestment of distributions .....................
87 917 229 2,082
145 $ 1,518 359 $ 3,282
Investor A
Shares sold ..........................................
385 $ 3,805 4,505 $ 43,740
Shares issued in reinvestment of distributions .....................
163 1,718 294 2,676
Shares redeemed ......................................
— — (490) (4,451)
548 $ 5,523 4,309 $ 41,965
Class K
Shares sold ..........................................
146,286 $ 1,511,156 153,885 $ 1,477,858
Shares issued in reinvestment of distributions .....................
2,026 21,311 688 6,428
Shares redeemed ......................................
(32,286) (321,776) (70,715) (687,781)
116,026 $ 1,210,691 83,858 $ 796,505
116,719 $ 1,217,732 88,526 $ 841,752
Tactical Opportunities
Institutional
Shares sold ..........................................
17,441,974 $ 251,426,842 40,236,146 $ 568,757,943
Shares issued in reinvestment of distributions .....................
2,782,040 39,393,690 1,683,135 23,967,839
Shares redeemed ......................................
(18,062,258) (260,049,338) (23,557,103) (333,506,609)
2,161,756 $ 30,771,194 18,362,178 $ 259,219,173

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
As of October 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
10/31/23
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Service
Shares sold ..........................................
30,320 $ 428,839 49,972 $ 707,676
Shares issued in reinvestment of distributions .....................
3,578 50,135 2,666 37,621
Shares redeemed ......................................
(5,744) (81,667) (47,214) (656,407)
28,154 $ 397,307 5,424 $ 88,890
Investor A
Shares sold and automatic conversion of shares ....................
396,865 $ 5,642,571 1,462,693 $ 20,513,292
Shares issued in reinvestment of distributions .....................
624,226 8,726,680 435,362 6,129,901
Shares redeemed ......................................
(1,313,743) (18,685,643) (1,856,561) (25,990,685)
(292,652) $ (4,316,392) 41,494 $ 652,508
Investor C
Shares sold ..........................................
43,253 $ 592,066 239,082 $ 3,230,962
Shares issued in reinvestment of distributions .....................
31,195 420,504 20,187 274,938
Shares redeemed and automatic conversion of shares ...............
(149,532) (2,058,619) (110,841) (1,499,100)
(75,084) $ (1,046,049) 148,428 $ 2,006,800
Class K
Shares sold ..........................................
1,737,815 $ 24,955,545 7,189,864 $ 102,210,770
Shares issued in reinvestment of distributions .....................
485,800 6,878,927 420,847 5,988,651
Shares redeemed ......................................
(4,466,407) (64,650,714) (39,564,360) (562,893,616)
(2,242,792) $ (32,816,242) (31,953,649) $ (454,694,195)
(420,618) $ (7,010,182) (13,396,125) $ (192,726,824)
Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 10,000 10,000 480,000
Global Impact .................................................................................... 10,305 10,296 494,726
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage Global Equity .................................................................... 10,000 10,000 980,000
Sustainable Advantage International Equity ................................................................ 11,387 11,365 1,116,348
Tactical Opportunities ............................................................................... — — 211,736

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the
“April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Impact Fund (“Global Impact Fund”), BlackRock Sustainable Advantage Emerging Markets Equity Fund (“Sustainable Advantage
Emerging Markets Equity Fund”), BlackRock Sustainable Advantage International Equity Fund (“Sustainable Advantage International Equity Fund”) and BlackRock Tactical
Opportunities Fund (“Tactical Opportunities Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited
(“BAMNA”) with respect to Tactical Opportunities Fund (the “BAMNA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock
(Singapore) Limited (“BRS” and, together with BAMNA, the “Sub-Advisors”) with respect to Tactical Opportunities Fund (the “BRS Sub-Advisory Agreement,” and together with the BAMNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory
Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology;
(c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates;
(d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to Tactical Opportunities Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Tactical Opportunities Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics
(“Outcome-Oriented Performance Metrics”) and, with respect to Global Impact Fund, Sustainable Advantage International Equity Fund and Sustainable Advantage Emerging
Markets Equity Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, Sustainable Advantage International Equity Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-year and since-inception periods reported, Sustainable Advantage Emerging Markets Equity Fund ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-year and since-inception periods reported, Global Impact Fund ranked in the third and fourth quartiles, respectively, against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board reviewed and considered Tactical Opportunities Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Sustainable Advantage International Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Sustainable Advantage Emerging Markets Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Global Impact Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board noted that Tactical Opportunities Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024; and (ii) the Sub-Advisory Agreements between the Manager and the pertinent Sub-Advisor with respect to Tactical
Opportunities Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on May 22-24, 2023 (the
“Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Sustainable
Advantage Global Equity Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement.
The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board
Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior
Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the
Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.
The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii)
performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements,

Disclosure of Investment Advisory Agreement
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the
Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-10/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
      Companies
– Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 21, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: December 21, 2023